           [AIM LOGO APPEARS HERE]

           AIM  VARIABLE  INSURANCE  FUNDS,  INC.
           AIM V.I. AGGRESSIVE GROWTH FUND
           AIM V.I. BALANCED FUND
           AIM V.I. CAPITAL APPRECIATION FUND
           AIM V.I. CAPITAL DEVELOPMENT FUND
           AIM V.I. DIVERSIFIED INCOME FUND
           AIM V.I. GLOBAL UTILITIES FUND
           AIM V.I. GOVERNMENT SECURITIES FUND
           AIM V.I. GROWTH FUND
           AIM V.I. GROWTH & INCOME FUND
           AIM V.I. HIGH YIELD FUND
           AIM V.I. INTERNATIONAL EQUITY FUND
           AIM V.I. MONEY MARKET FUND
           AIM V.I. VALUE FUND

           PROSPECTUS
           MAY 1, 1998

           AIM V.I. AGGRESSIVE GROWTH FUND, AIM V.I. BALANCED FUND, AIM V.I. CAPITAL APPRECIATION FUND, AIM V.I. CAPITAL DEVELOPMENT FUND, AIM V.I. DIVERSIFIED INCOME FUND, AIM V.I. GLOBAL UTILITIES FUND, AIM V.I. GOVERNMENT SECURITIES FUND, AIM V.I. GROWTH FUND, AIM V.I. GROWTH AND INCOME FUND, AIM V.I. HIGH YIELD FUND, AIM V.I. INTERNATIONAL EQUITY FUND, AIM V.I. MONEY MARKET FUND and AIM V.I. VALUE FUND (the "Funds") are thirteen investment portfolios comprising series of AIM Variable Insurance Funds, Inc. (the "Company"), an open-end, series, management investment company. Shares of the Funds are currently offered only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Shares of the Funds may be offered, in the future, to certain pension or retirement plans. The investment objectives of the Funds are described on the inside cover page. The address for the Company is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, and its telephone number is (713) 626-1919.

           UP TO 50% OF THE SECURITIES IN WHICH THE AIM V.I. DIVERSIFIED INCOME FUND INVESTS AND UP TO 100% OF THE SECURITIES IN WHICH THE AIM V.I. HIGH YIELD FUND INVESTS MAY BE SECURITIES RATED IN THE LOWER RATING CATEGORIES OF NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS ("NRSROS"), OR ARE UNRATED, AND ARE COMMONLY KNOWN AS "JUNK BONDS." INVESTMENT IN NON-INVESTMENT GRADE DEBT SECURITIES ARE SUBJECT TO GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST, AND MAY ENTAIL OTHER RISKS THAT ARE DIFFERENT FROM OR MORE PRONOUNCED THAN THOSE INVOLVED IN HIGHER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS. SEE "RISK FACTORS" UNDER "INVESTMENT PROGRAMS."

           This prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated May 1, 1998, has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at the address shown above. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Funds.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THERE IS NO ASSURANCE THAT THE AIM V.I. MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                               TABLE OF CONTENTS

                                            PAGE
                                            ----
About the Funds...........................    2
Financial Highlights......................    3
Performance...............................    8
Investment Objectives and Programs........    8
Risk Factors..............................   17
Management................................   19
Purchase and Redemption of Shares.........   23

                                            PAGE
                                            ----
Future Fund Closure.......................   24
Determination of Net Asset Value..........   24
Dividends, Distributions and Tax
  Matters.................................   25
General Information.......................   25
APPENDIX A................................  A-1
APPENDIX B................................  B-1
APPENDIX C................................  C-1

--------------------------------------------------------------------------------

                                ABOUT THE FUNDS

  The following is a brief description of the investment objectives and programs of the Funds:

  AIM V.I. AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND") is a diversified portfolio which seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies, which in the opinion of the Fund's investment advisor are expected to achieve earnings growth over time at a rate in excess of 15% per year.

  AIM V.I. BALANCED FUND ("BALANCED FUND") is a diversified portfolio which seeks to achieve as high a total return as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.

  AIM V.I. CAPITAL APPRECIATION FUND ("CAPITAL APPRECIATION FUND") is a diversified portfolio which seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

  AIM V.I. CAPITAL DEVELOPMENT FUND ("CAPITAL DEVELOPMENT FUND") is a diversified portfolio which seeks long-term capital appreciation by investing primarily in common stocks, convertible securities and bonds.

  AIM V.I. DIVERSIFIED INCOME FUND ("DIVERSIFIED INCOME FUND") is a diversified portfolio which seeks to achieve a high level of current income primarily by investing in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds").

  AIM V.I. GLOBAL UTILITIES FUND ("GLOBAL UTILITIES FUND") is a non-diversified portfolio which seeks to achieve a high level of current income, and as a secondary objective to achieve capital appreciation, by investing primarily in common and preferred stocks of public utility companies (either domestic or foreign).

  AIM V.I. GOVERNMENT SECURITIES FUND ("GOVERNMENT FUND") is a diversified portfolio which seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government.

  AIM V.I. GROWTH FUND ("GROWTH FUND") is a diversified portfolio which seeks to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by AIM to have strong earnings momentum.

  AIM V.I. GROWTH & INCOME FUND ("GROWTH & INCOME FUND") is a diversified portfolio which seeks to provide growth of capital, with current income as a secondary objective by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income.

  AIM V.I. HIGH YIELD FUND ("HIGH YIELD FUND") is a diversified portfolio which seeks to achieve a high level of current income by investing primarily in publicly traded debt securities of less than investment grade.

  AIM V.I. INTERNATIONAL EQUITY FUND ("INTERNATIONAL FUND") is a diversified portfolio which seeks to provide long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

  AIM V.I. MONEY MARKET FUND ("MONEY MARKET FUND") is a diversified portfolio which seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing in a diversified portfolio of money market instruments.

  AIM V.I. VALUE FUND ("VALUE FUND") is a diversified portfolio which seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

  The Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Capital Development Fund, Diversified Income Fund, Global Utilities Fund, Government Fund, Growth Fund, Growth & Income Fund, High Yield Fund, International Fund, Money Market Fund and Value Fund are separate series of shares of the Company, a Maryland corporation organized on January 22, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company (see "General Information -- Organization of the Company"). Each Fund has its own investment objective(s) and policies designed to meet specific investment goals, operates as an open-end management investment company and expects to be treated as a regulated investment company for federal income tax purposes. Each Fund is diversified except Global Utilities Fund. For more information on diversification, see "Risk Factors" in this Prospectus.

  Each Fund invests in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Each Fund continuously offers new shares for sale to separate accounts of participating life insurance companies ("Participating Insurance Companies"), and stands ready to redeem its outstanding shares for cash at their net asset value. A I M Advisors, Inc. ("AIM"), the investment advisor for each Fund, continuously reviews and, from time to time, changes the portfolio holdings of each of the Funds in pursuit of each Fund's objective(s).

  The Aggressive Growth Fund will discontinue sales of its shares to new participants, as soon as reasonably practicable, when its assets reach $200 million. See "Future Fund Closure."
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

  Shown below are the financial highlights for a share outstanding of the Capital Appreciation Fund, the Diversified Income Fund, the Global Utilities Fund, the Government Fund, the Growth Fund, the Growth & Income Fund, the International Fund, the Money Market Fund and the Value Fund for the fiscal years ended December 31, 1997, 1996, 1995 and January 31, 1995 and 1994. The financial highlights have been audited by Tait, Weller & Baker, independent auditors, whose unqualified reports thereon are included in the Statement of Additional Information. Additional information about the performance of the Funds is contained in the Funds' annual report to shareholders, which may be obtained without charge upon request.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               DECEMBER 31,                  JANUARY 31,
                                                     --------------------------------     ------------------
                                                       1997            1996       1995        1995       1994
                                                     --------        --------   --------     -------    -------
Net asset value, beginning of period...............  $  19.43        $  16.55   $  12.05     $ 12.58    $ 10.00
                                                     --------        --------   --------     -------    -------
  Income from investment operations:
    Net investment income (loss)...................      0.03            0.02       0.04        0.05         --
    Net gains (losses) on securities (both realized
      and unrealized)..............................      2.58            2.89       4.46       (0.54)      2.59
                                                     --------        --------   --------     -------    -------
    Total from investment operations...............      2.61            2.91       4.50       (0.49)      2.59
                                                     --------        --------   --------     -------    -------
  Less distributions:
    Dividends from net investment income...........     (0.02)          (0.03)        --       (0.04)     (0.01)
                                                     --------        --------   --------     -------    -------
Dividends from net realized gains..................     (0.27)             --         --          --         --
                                                     --------        --------   --------     -------    -------
Total distributions................................     (0.29)          (0.03)        --       (0.04)     (0.01)
                                                     --------        --------   --------     -------    -------
  Net assets, end of period........................  $  21.75        $  19.43   $  16.55     $ 12.05    $ 12.58
                                                     ========        ========   ========     =======    =======
Total return(a)....................................     13.51%          17.58%     37.38%      (3.91)%    25.90%
                                                     ========        ========   ========     =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).........  $522,642        $370,063   $212,152     $88,177    $35,354
                                                     ========        ========   ========     =======    =======
  Ratio of expenses to average net assets..........      0.68%(b)(c)     0.73%      0.75%(d)    0.84%      1.06%(d)
                                                     ========        ========   ========     =======    =======
  Ratio of net investment income to average net
    assets.........................................      0.18%(b)        0.18%      0.39%(d)    0.46%      0.07%(d)
                                                     ========        ========   ========     =======    =======
  Portfolio turnover rate..........................        65%             59%        37%         81%        34%
                                                     ========        ========   ========     =======    =======
  Average broker commission rate(e)................  $ 0.0577        $ 0.0592        N/A         N/A        N/A
                                                     ========        ========   ========     =======    =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $493,118,049.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                DECEMBER 31,                      JANUARY 31,
                                                       ----------------------------------      ------------------
                                                        1997           1996        1995         1995       1994
                                                       -------        -------     -------      -------    -------
Net asset value, beginning of period.................  $ 10.33        $ 10.00     $  9.12      $ 10.46    $ 10.00
                                                       -------        -------     -------      -------    -------
  Income from investment operations:
    Net investment income............................     0.73           0.73        0.69         0.76       0.54
    Net gains (losses) on securities (both realized
      and unrealized)................................     0.24           0.28        0.94        (1.42)      0.29
                                                       -------        -------     -------      -------    -------
    Total from investment operations.................     0.97           1.01        1.63        (0.66)      0.83
                                                       -------        -------     -------      -------    -------
  Less distributions:
    Dividends from net investment income.............    (0.01)         (0.68)      (0.75)       (0.68)     (0.35)
    Distributions from net realized gains............       --             --          --           --      (0.02)
                                                       -------        -------     -------      -------    -------
    Total distributions..............................    (0.01)         (0.68)      (0.75)       (0.68)     (0.37)
                                                       -------        -------     -------      -------    -------
Net asset value, end of period.......................  $ 11.29        $ 10.33     $ 10.00      $  9.12    $ 10.46
                                                       =======        =======     =======      =======    =======
Total return(a)......................................     9.39%         10.19%      18.11%       (6.35)%     8.33%
                                                       =======        =======     =======      =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)...........  $89,319        $63,624     $44,630      $25,271    $14,530
                                                       =======        =======     =======      =======    =======
  Ratio of expenses to average net assets(b).........     0.80%(c)(d)    0.86%       0.88%(e)     0.91%      1.05%(e)
                                                       =======        =======     =======      =======    =======
  Ratio of net investment income to average net
    assets(f)........................................     6.90%(c)       7.09%(b)    7.65%(e)     8.07%      6.78%(e)
                                                       =======        =======     =======      =======    =======
  Portfolio turnover rate............................       52%            76%         72%         100%        57%
                                                       =======        =======     =======      =======    =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were
    1.03 and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(c) Ratios are based on average net assets of $74,589,876.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                    DECEMBER 31,                  JANUARY 31,
                                                         -----------------------------------      -----------
                                                          1997           1996          1995          1995
                                                         -------        -------       ------      -----------
Net asset value, beginning of period...................  $ 12.55        $ 11.64       $ 9.69        $10.00
                                                         -------        -------       ------        ------
  Income from investment operations:
    Net investment income..............................     0.32           0.40         0.29          0.27
    Net gains (losses) on securities (both realized and
      unrealized)......................................     2.40           0.99         1.98         (0.33)
                                                         -------        -------       ------        ------
    Total from investment operations...................     2.72           1.39         2.27         (0.06)
                                                         -------        -------       ------        ------
  Less distributions:
    Dividends from net investment income...............       --          (0.41)       (0.31)        (0.25)
    Distributions from net realized gains..............    (0.01)         (0.07)       (0.01)           --
                                                         -------        -------       ------        ------
    Total distributions................................    (0.01)         (0.48)       (0.32)        (0.25)
                                                         -------        -------       ------        ------
Net asset value, end of period.........................  $ 15.26        $ 12.55       $11.64        $ 9.69
                                                         =======        =======       ======        ======
Total return(a)........................................    21.63%         12.07%       23.73%        (0.56)%
                                                         =======        =======       ======        ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).............  $22,079        $13,576       $8,394        $2,958
                                                         =======        =======       ======        ======
  Ratio of expenses to average net assets..............     1.28%(b)(c)    1.40%(d)     1.47%(d)(e)   1.31%(e)(f)
                                                         -------        -------       ------        ------
  Ratio of net investment income to average net
    assets.............................................     2.81%(b)       3.56%(d)     3.76%(d)(e)   4.39%(e)(f)
                                                         =======        =======       ======        ======
  Portfolio turnover rate..............................       28%            47%          58%           69%
                                                         =======        =======       ======        ======
  Average broker commission rate(g)....................  $0.0365        $0.0477          N/A           N/A
                                                         =======        =======       ======        ======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $16,297,147.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42%, 2.44% (annualized) and 2.79% (annualized) for 1996 and 1995, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% and 2.90%, respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                                 DECEMBER 31,                  JANUARY 31,
                                                         ------------------------------     -------------------
                                                          1997        1996       1995        1995        1994
                                                         -------     -------    -------     -------     -------
Net asset value, beginning of period...................  $  9.87     $ 10.17    $  9.39     $ 10.24     $ 10.00
                                                         -------     -------    -------     -------     -------
  Income from investment operations:
    Net investment income..............................     0.59        0.58       0.54        0.53        0.38
    Net gains (losses) on securities (both realized and
      unrealized)......................................     0.22       (0.35)      0.74       (0.88)       0.10
                                                         -------     -------    -------     -------     -------
    Total from investment operations...................     0.81        0.23       1.28       (0.35)       0.48
                                                         -------     -------    -------     -------     -------
  Less distributions:
    Dividends from net investment income...............    (0.01)      (0.53)     (0.50)      (0.50)      (0.24)
                                                         -------     -------    -------     -------     -------
Net asset value, end of period.........................  $ 10.67     $  9.87    $ 10.17     $  9.39     $ 10.24
                                                         =======     =======    =======     =======     =======
Total return(a)........................................     8.16%       2.29%     13.84%      (3.42)%      4.78%
                                                         =======     =======    =======     =======     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).............  $33,800     $24,527    $19,545     $12,887     $10,643
                                                         =======     =======    =======     =======     =======
  Ratio of expenses to average net assets..............     0.87%(b)    0.91%      1.19%(c)    0.95%(d)    1.00%(c)(d)
                                                         =======     =======    =======     =======     =======
  Ratio of net investment income to average net
    assets.............................................     5.85%(b)    5.80%      5.78%(c)    5.51%(e)    4.74%(c)(e)
                                                         =======     =======    =======     =======     =======
  Portfolio turnover rate..............................       66%         32%        41%         29%          0%
                                                         =======     =======    =======     =======     =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $27,710,072.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

                              AIM V.I. GROWTH FUND

                                                               DECEMBER 31,                     JANUARY 31,
                                                     -----------------------------------     ------------------
                                                       1997            1996       1995        1995       1994
                                                     --------        --------   --------     -------    -------
Net asset value, beginning of period...............  $  16.25        $  14.44   $  10.71     $ 11.59    $ 10.00
                                                     --------        --------   --------     -------    -------
  Income from investment operations:
    Net investment income..........................      0.08            0.07       0.09        0.06       0.02
    Net gains (losses) on securities (both realized
      and unrealized)..............................      4.27            2.52       3.65       (0.88)      1.59
                                                     --------        --------   --------     -------    -------
         Total from investment operations..........      4.35            2.59       3.74       (0.82)      1.61
                                                     --------        --------   --------     -------    -------
  Less distributions:
    Dividends from net investment income...........     (0.09)          (0.06)     (0.01)      (0.06)     (0.02)
    Distributions from net realized gains..........     (0.68)          (0.72)        --          --         --
                                                     --------        --------   --------     -------    -------
         Total distributions.......................     (0.77)          (0.78)     (0.01)      (0.06)     (0.02)
                                                     --------        --------   --------     -------    -------
Net asset value, end of period.....................  $  19.83        $  16.25   $  14.44     $ 10.71    $ 11.59
                                                     ========        ========   ========     =======    =======
Total return(a)....................................     26.87%          18.09%     34.89%      (7.11)%    16.07%
                                                     ========        ========   ========     =======    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted).........  $258,852        $178,638   $102,600     $45,497    $25,115
                                                     ========        ========   ========     =======    =======
  Ratio of expenses to average net assets..........      0.73%(b)(c)     0.78%      0.84%(d)    0.95%      0.85%(d)(e)
                                                     ========        ========   ========     =======    =======
  Ratio of net investment income to average net
    assets.........................................      0.54%(b)        0.79%      0.95%(d)    0.71%      0.51%(d)(e)
                                                     ========        ========   ========     =======    =======
  Portfolio turnover rate..........................       132%            143%       125%        179%        99%
                                                     ========        ========   ========     =======    =======
  Average broker commission rate(f)................  $ 0.0618        $ 0.0629        N/A         N/A        N/A
                                                     ========        ========   ========     =======    =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $224,542,336.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50% and (0.14)%, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                          AIM V.I. GROWTH AND INCOME FUND

                                                                          DECEMBER 31,
                                                              ---------------------------------     JANUARY 31,
                                                                1997            1996       1995        1995
                                                              --------        --------    -------   -----------
Net asset value, beginning of period........................  $  15.03        $  12.68    $  9.98     $10.00
                                                              --------        --------    -------     ------
  Income from investment operations:
    Net investment income...................................      0.13            0.16       0.14       0.11
    Net gains (losses) on securities (both realized and
      unrealized)...........................................      3.74            2.36       3.11      (0.02)
                                                              --------        --------    -------     ------
    Total from investment operations........................      3.87            2.52       3.25       0.09
                                                              --------        --------    -------     ------
  Less distributions:
    Dividends from net investment income....................     (0.01)          (0.14)     (0.14)     (0.11)
    Distributions from net realized gains...................     (0.02)          (0.03)     (0.41)        --
                                                              --------        --------    -------     ------
    Total distributions.....................................     (0.03)          (0.17)     (0.55)     (0.11)
                                                              --------        --------    -------     ------
Net asset value, end of period..............................  $  18.87        $  15.03    $ 12.68     $ 9.98
                                                              ========        ========    =======     ======
Total return(a).............................................     25.72%          19.95%     32.65%      0.90%
                                                              ========        ========    =======     ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................  $639,113        $209,332    $38,567     $7,380
                                                              ========        ========    =======     ======
  Ratio of expenses to average net assets...................      0.69%(b)(c)     0.78%      0.78%(d)   1.07%(d)(e)
                                                              ========        ========    =======     ======
  Ratio of net investment income to average net assets......      1.15%(b)        2.05%      1.92%(d)   1.95%(d)(e)
                                                              ========        ========    =======     ======
  Portfolio turnover rate...................................       135%            148%       145%        96%
                                                              ========        ========    =======     ======
  Average broker commission rate(f).........................  $ 0.0612        $ 0.0644        N/A        N/A
                                                              ========        ========    =======     ======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $414,115,808.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.
(f) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                  DECEMBER 31,                   JANUARY 31,
                                                      -----------------------------------     -------------------
                                                        1997            1996       1995        1995        1994
                                                      --------        --------    -------     -------     -------
Net asset value, beginning of period................  $  16.36        $  13.66    $ 11.03     $ 12.49     $ 10.00
                                                      --------        --------    -------     -------     -------
  Income from investment operations:
    Net investment income...........................      0.10            0.07       0.07        0.06          --
    Net gains (losses) on securities (both realized
      and unrealized)...............................      1.03            2.67       2.58       (1.49)       2.49
                                                      --------        --------    -------     -------     -------
    Total from investment operations................      1.13            2.74       2.65       (1.43)       2.49
                                                      --------        --------    -------     -------     -------
  Less distributions:
    Dividends from net investment income............     (0.08)          (0.04)     (0.02)      (0.03)         --
                                                      --------        --------    -------     -------     -------
    Distributions from net realized gains...........     (0.28)             --         --          --          --
                                                      ========        ========    =======     =======     =======
    Total distributions.............................     (0.36)          (0.04)     (0.02)      (0.03)         --
                                                      ========        ========    =======     =======     =======
Net asset value, end of period......................  $  17.13        $  16.36    $ 13.66     $ 11.03     $ 12.49
                                                      ========        ========    =======     =======     =======
Total return(a).....................................      6.94%          20.05%     24.04%     (11.48)%     24.90%
                                                      ========        ========    =======     =======     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..........  $211,023        $165,738    $82,257     $55,019     $23,533
                                                      ========        ========    =======     =======     =======
  Ratio of expenses to average net assets...........      0.93%(b)(c)     0.96%      1.15%(d)    1.27%(e)    1.98%(d)(e)
                                                      ========        ========    =======     =======     =======
  Ratio of net investment income to average net
    assets..........................................      0.68%(b)        0.78%      0.75%(d)    0.60%(f)   (0.15)%(d)(f)
                                                      ========        ========    =======     =======     =======
  Portfolio turnover rate...........................        57%             59%        67%         64%         26%
                                                      ========        ========    =======     =======     =======
  Average broker commission rate paid(g)............  $ 0.0173        $ 0.0209        N/A         N/A         N/A
                                                      ========        ========    =======     =======     =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $202,576,375.
(c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(f) After fee waivers and/or expense reimbursements. Ratios and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                           AIM V.I. MONEY MARKET FUND

                                                                  DECEMBER 31,                  JANUARY 31,
                                                       ---------------------------------     -------------------
                                                        1997           1996       1995        1995        1994
                                                       -------        -------    -------     -------     -------
Net asset value, beginning of period.................  $  1.00        $  1.00    $  1.00     $  1.00     $  1.00
                                                       -------        -------    -------     -------     -------
  Income from investment operations:
    Net investment income............................     0.05           0.05       0.05        0.04        0.02
                                                       -------        -------    -------     -------     -------
  Less distributions:
    Dividends from net investment income.............    (0.05)         (0.05)     (0.05)      (0.04)      (0.02)
                                                       -------        -------    -------     -------     -------
Net asset value, end of period.......................  $  1.00        $  1.00    $  1.00     $  1.00     $  1.00
                                                       =======        =======    =======     =======     =======
Total return.........................................     5.14%          4.97%      5.69%(a)    3.98%       2.27%(a)
                                                       =======        =======    =======     =======     =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)...........  $58,635        $63,529    $65,506     $31,017     $13,891
                                                       =======        =======    =======     =======     =======
  Ratio of expenses to average net assets............     0.59%(b)(c)    0.55%      0.53%(a)    0.63%(d)    0.95%(a)(e)
                                                       =======        =======    =======     =======     =======
  Ratio of net investment income to average net
    assets...........................................     5.01%(b)       4.84%      5.40%(a)    4.14%(d)    2.29%(a)(e)
                                                       =======        =======    =======     =======     =======

---------------

(a) Annualized.
(b) Ratios are based on average net assets of $63,641,415.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the ratios of expenses and net investment income to average net assets are 0.70% and 4.07%, respectively.
(e) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the annualized ratios of expenses and net investment income to average net assets are 1.53% and 1.70%, respectively.

                              AIM V.I. VALUE FUND

                                                                DECEMBER 31,                    JANUARY 31,
                                                    -----------------------------------     -------------------
                                                      1997            1996       1995         1995       1994
                                                    --------        --------   --------     --------    -------
Net asset value, beginning of period..............  $  17.48        $  16.11   $  11.83     $  12.17    $ 10.00
                                                    --------        --------   --------     --------    -------
  Income from investment operations:
    Net investment income.........................      0.08            0.30       0.11         0.10       0.02
    Net gains (losses) on securities (both
      realized and unrealized)....................      4.05            2.09       4.18        (0.35)      2.17
                                                    --------        --------   --------     --------    -------
    Total from investment operations..............      4.13            2.39       4.29        (0.25)      2.19
                                                    --------        --------   --------     --------    -------
  Less distributions:
    Dividends from net investment income..........     (0.19)          (0.10)     (0.01)       (0.09)     (0.02)
    Dividends from realized gains.................     (0.59)          (0.92)        --           --         --
                                                    --------        --------   --------     --------    -------
         Total distributions......................     (0.78)          (1.02)     (0.01)       (0.09)     (0.02)
                                                    --------        --------   --------     --------    -------
Net asset value, end of period....................  $  20.83        $  17.48   $  16.11     $  11.83    $ 12.17
                                                    ========        ========   ========     ========    =======
Total return(a)...................................     23.69%          15.02%     36.25%       (2.03)%    21.94%
                                                    ========        ========   ========     ========    =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)........  $690,841        $369,735   $257,212     $109,257    $38,255
                                                    ========        ========   ========     ========    =======
  Ratio of expenses to average net assets.........      0.70%(b)(c)     0.73%      0.75%(d)     0.82%      1.00%(d)(e)
                                                    ========        ========   ========     ========    =======
  Ratio of net investment income to average net
    assets........................................      1.05%(b)        2.00%      1.11%(d)     1.17%      0.51%(d)(e)
                                                    ========        ========   ========     ========    =======
  Portfolio turnover rate.........................       127%            129%       145%         143%        87%
                                                    ========        ========   ========     ========    =======
  Average broker commission rate(e)...............  $ 0.0487        $ 0.0429        N/A          N/A        N/A
                                                    ========        ========   ========     ========    =======

---------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $529,874,605.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% and 0.16%, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

--------------------------------------------------------------------------------

                                  PERFORMANCE

  Each Fund's performance may be quoted in advertising in terms of yield or total return. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds.

  A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Average annual total return is computed in accordance with a standardized formula described in the Statement of Additional Information. BECAUSE AVERAGE ANNUAL TOTAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and capital gain or loss.

  Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate from time to time. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is the annualized percentage rate of net income (exclusive of capital changes) earned by a Fund over a specified period. It is a function of the type and quality of a Fund's investments, its maturity and its operating expense ratio.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return. Quotations of a Fund's performance will not reflect charges levied at the separate account level.

  The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund.
--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND PROGRAMS

  Set forth in this section is a statement of each Fund's investment objective along with a description of the investment policies, strategies and practices of each Fund. The investment objective(s) of each Fund, except the High Yield Fund, are deemed to be fundamental policies and, therefore, unless permitted by law, may not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the 1940 Act). The Board of Directors on behalf of the High Yield Fund is permitted to change the investment objective of that Fund without shareholder approval. Each Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies become effective. Each Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in the Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security and that no assurance can be given that any particular Fund will achieve its investment objective(s).

  AIM V.I. AGGRESSIVE GROWTH FUND. The Fund's investment objective is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which, in the opinion of the Fund's investment advisor, are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small to medium-sized category (i.e., companies with a market capitalization within the range of small cap stocks in the Russell 2000 Index). Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying dramatic increase in profits. The Fund's strategy does not preclude investment in large, seasoned companies which in the judgment of AIM possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value. The Fund may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  AIM V.I. BALANCED FUND. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. Although equity securities will be purchased primarily for capital appreciation and fixed income securities will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all investments. The Fund normally will have a minimum of 30% and a maximum of 70% of its total assets invested in equity securities and a minimum of 30% and a maximum of 70% of its total assets invested in (non-convertible) fixed income securities. Most of such fixed income securities will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Services ("S&P") or, if unrated, deemed to be of comparable quality by AIM, although the Fund may invest to a limited extent in lower-rated securities. (For a description of the various rating categories, see Appendix A to this Prospectus.) The fixed income securities in which the Fund invests may include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers. The Fund may, in pursuit of its objective, invest up to 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P, which are commonly known as "junk bonds." See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities. The Fund may also invest up to 25% of its total assets in convertible securities. Compliance with all of the above percentage requirements may limit the ability of the Fund to maximize total return. The actual percentage of the assets invested in equity and fixed income securities will vary from time to time, depending on the judgment of AIM as to general market and economic conditions and trends, yields and interest rates and changes in fiscal and monetary policies. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  AIM V.I. CAPITAL APPRECIATION FUND. The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  AIM V.I. CAPITAL DEVELOPMENT FUND. The Fund's investment objective is long-term capital appreciation. Production of income is incidental to this objective. The Fund's principal investments are in common stocks, convertible securities and bonds. There can, of course, be no assurance that the Fund will in fact achieve its objective since all investments are inherently subject to market risks.

  The Fund will invest primarily in securities of small and medium-sized companies (i.e., companies which fall in the smallest 85% by market capitalization of publicly traded companies in the United States). Among factors that AIM may consider when selecting investments in a company for the Fund are
(i) the growth prospects for a company's product, (ii) the economic outlook for its industry, (iii) a company's new product development, (iv) its operating management capabilities, (v) the relationship between the price of the security and its estimated fundamental value, (vi) relevant market, economic and political environments and (vii) financial characteristics such as balance sheet analysis and return on assets. The Fund may invest in issuers making initial public offerings of their securities if AIM determines that the issuer has good prospects for growth. The Fund may also invest up to 10% of its total assets in securities of other registered investment companies. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  AIM V.I. DIVERSIFIED INCOME FUND. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) foreign government securities, (ii) foreign and domestic corporate debt securities, (iii) U.S. Government securities, including U.S. Government Agency Mortgage-Backed Securities and (iv) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies. Under normal circumstances, the Fund's assets will be invested in each of these four sectors. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks, similar equity securities and convertible securities of U.S. and foreign companies. The Fund does not intend to invest more than 50% of its total assets in lower-rated or unrated high yield securities or more than 50% of its total assets in foreign debt securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Prospectus. For a description of U.S. Government Agency Mortgage-Backed Securities, see Appendix B to this Prospectus.) However, the Fund may from time to time invest up to 100% of its total assets in U.S. Government securities and, as a defensive measure, may invest up to 100% of its total assets in money market securities. For a discussion of the investment risks associated with investments in high yield securities and foreign securities, see "Risk Factors" in this Prospectus. For further discussion of the extent of the Fund's intended investment, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information".

  For a breakdown of the quality ratings of the Fund's investments as of December 31, 1997, see "Risk Factors -- Portfolio Ratings."

  AIM V.I. GLOBAL UTILITIES FUND. The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies (either domestic or foreign). Public utility companies include companies that provide electricity, natural gas or water and other sanitary services to the public, and telephone or telegraph companies and other companies providing public communications services. The Fund may also invest in developing utility technology companies and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues. The Fund may invest up to 25% of its total assets in convertible securities. When AIM deems it appropriate, the Fund may also purchase the bonds of such companies. Investments in non-convertible bonds, however, will not exceed 25% of the Fund's total assets. The Fund may invest up to 10% of its total assets in lower-rated or unrated high yield securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Prospectus.) During the fiscal year ended December 31, 1997, the Fund invested less than 5% of its net assets in below investment grade debt securities. The Fund may also invest up to 80% of its total assets in securities of foreign companies, including investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and underlying securities of foreign issuers. For a discussion of the investment risks associated with investments in non-investment grade debt securities and foreign securities, see "Risk Factors" in this Prospectus. For a further discussion of the Fund's intended investments, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  A portfolio of utility company securities is subject to a different degree of volatility than a more broadly diversified portfolio. Economic, operational or regulatory changes that affect utility companies will have a material impact upon the value of the securities that the Fund owns. Events, such as changing weather patterns, emergencies involving nuclear power plants, or rapidly changing fuel prices that have no direct connection with companies whose securities are owned by the Fund may affect the prices of those securities.

  Moreover, a portfolio of utilities industry securities is subject to the risks unique to that industry, such as inflationary or other increases in fuel and operating expenses, possible increases in the interest costs of loans needed for capital construction programs, compliance with environmental regulations, possible adverse changes in the regulatory climate and availability of fuel sources.

  A description of the utilities industry is contained in the Statement of Additional Information.

  AIM V.I. GOVERNMENT SECURITIES FUND. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The government securities which may be purchased by the Fund include but are not limited to (1) U.S. Treasury obligations such as Treasury Bills (maturities of one year or less), Treasury Notes (maturities of one to ten years) and Treasury Bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agency Securities") which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, such as obligations of the Government National Mortgage Association ("GNMA"), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank and the U.S. Postal Service or (c) the credit of the agency or instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Farm Credit System. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not required by law to support the agencies and instrumentalities listed in (b) and (c), above. Accordingly, such securities may involve risk of loss of principal and interest; however, historically there have not been any defaults of such issues. For a listing of some of the types of Agency Securities in which the Fund may invest, see Appendix B to this Prospectus. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  The Fund's investments include high coupon U.S. Government Agency Mortgage-Backed Securities, which provide a higher coupon at the time of purchase than the prevailing market rate yield. The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

  The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of AIM of how best to further the Fund's investment objective. The Fund may invest in government securities of all maturities, short-term, intermediate-term and long-term. The Fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. This policy regarding portfolio maturity is a non-fundamental policy of the Fund.

  AIM V.I. GROWTH FUND. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. For other types of investments, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.

  AIM V.I. GROWTH & INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by mutual funds whose sole objective is growth of capital. The Fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by management to have the potential for above average growth in revenues and earnings. The Fund generally will also invest at least 80% of its net assets in securities which pay income to the Fund. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  AIM V.I. HIGH YIELD FUND. The Fund's objective is to achieve a high level of current income. The Fund seeks to achieve its objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). The Fund seeks high income principally by purchasing securities that are rated Baa, Ba or B by Moody's or BBB, BB or B by S&P, or securities of comparable quality in the opinion of AIM that are either unrated or rated by other NRSROs. (For a description of the various rating categories, see Appendix A to this Prospectus.) The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or, if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds. At least 80% of the value of the Fund's total assets will be invested in debt securities, including convertible debt securities, and/or cash and cash equivalents. At least 65% of the value of the Fund's assets will be invested in high yield debt securities. The Fund may also invest in preferred stocks. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  While the securities held by the Fund are expected to provide greater income and, possibly, opportunity for greater gain than investments in more highly rated securities, they may be subject to greater risk of loss of income and principal and are more speculative in nature. The Fund's yield and the net asset value of its shares may be expected to fluctuate over time. Therefore, an investment in the Fund may not be appropriate for some investors and should not constitute a complete investment program for others. See "Risk
Factors -- Non-Investment Grade Debt Securities."

  The Fund may invest in both illiquid securities and securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. See "Illiquid Securities" for further information regarding such investments.

  AIM V.I. INTERNATIONAL EQUITY FUND. The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

  In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to the Growth Fund with respect to that Fund's investment in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM will review carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings. If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. For a discussion of the investment risks associated with investments in foreign securities, see "Risk Factors" in this Prospectus. For a discussion of the extent of the Fund's intended investment in foreign countries, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  AIM V.I. MONEY MARKET FUND. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase, and will maintain a dollar weighted-average portfolio maturity of 90 days or less. Securities subject to repurchase agreements may bear longer maturities.

  The Fund invests in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements secured by such obligations. The Money Market Fund intends to invest in bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, and U.S. Government direct obligations and U.S. Government agencies' securities. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. All of these instruments, which are collectively referred to as "Money Market Obligations," are briefly described in Appendix C to this Prospectus and are described more fully in the Statement of Additional Information. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  The Fund will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards. For a more complete definition of a "First Tier" security, see the definition set forth in the Statement of Additional Information.

  The Money Market Fund may invest up to 100% of its total assets in obligations issued by banks. While the Fund will limit its investments in bank instruments to U.S. dollar denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Prospectus.

  AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund should not be purchased by those who seek income as their primary investment objective. For additional information about the Fund's investment techniques and strategies, see "Certain Investment Strategies and Techniques" in this Prospectus and "Investment Programs" in the Statement of Additional Information.

  In addition to the securities described above, the Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. Although these different types of securities can be expected to generate amounts of income to satisfy the Fund's secondary objective, they will be purchased for their potential for growth of capital.

  The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is reason to expect realization of this potential in the form of increased equity values.

  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES. Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities (including ADRs and EDRs), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; the Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities; each of the Funds may purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; each of the Funds, other than the Money Market Fund, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

  Each of the Funds, other than the Money Market Fund, may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. Each of the Funds, other than the Money Market Fund, may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in the Statement of Additional Information for more detailed information.

  MONEY MARKET OBLIGATIONS. When deemed appropriate for temporary or defensive purposes, each of the Funds may hold cash or cash equivalent Money Market Obligations. Of course, the Money Market Fund invests exclusively in Money Market Obligations.

While none of the Funds other than the Money Market Fund is required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM has determined to be of comparable credit quality. To the extent that a Fund invests to a significant degree in these instruments, its ability to achieve its investment objectives may be adversely affected.

  In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to their respective investment objectives, AIM may invest all or substantially all of the assets of the Aggressive Growth Fund, the Balanced Fund, the Diversified Income Fund, the Global Utilities Fund, the High Yield Fund and the International Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.

  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. The Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA, or FHLMC. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicers of the underlying mortgage loans. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of GNMA securities.

  Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to move in the opposite direction compared to interest rates.

  CONVERTIBLE SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds (except the Money Market Fund) may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, each applicable Fund invests in such securities without regard to corporate bond ratings.

  FOREIGN SECURITIES. To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of the Balanced Fund, the Capital Appreciation Fund, the Government Fund, the Growth Fund, the Growth & Income Fund, and the Money Market Fund); (ii) 25% of the value of the total assets of the Aggressive Growth Fund, the Capital Development Fund, the High Yield Fund and the Value Fund; (iii) 50% of the value of the total assets of the Diversified Income Fund; and (iv) 80% of the value of the total assets of the Global Utilities Fund. The International Fund will invest at least 70% of its total assets in foreign securities.

  The Diversified Income Fund may invest in debt obligations which may be denominated in the U.S. dollar or in other currencies issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank, Asian Development Bank and European Economic Community), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Diversified Income Fund may also invest in debt obligations issued by U.S. corporations denominated in non-U.S. dollar currencies. No more than 25% of the Diversified Income Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. At the present time, AIM does not intend to invest more than 10% of the Diversified Income Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

  The Global Utilities Fund may invest up to 80% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Global Utilities Fund will be invested in securities of issuers located in at least four countries, one of which will be the United States, although for defensive purposes, it may invest 100% of its total assets in securities of U.S. issuers. In some foreign countries, utility companies are partially owned by government agencies. In some cases, foreign government agencies may have significant investments in businesses other than utility companies. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. See "Risk Factors" in this Prospectus. In addition, investors should also be aware that the Global Utilities Fund may invest in companies located within emerging or developing countries.

  Under normal market conditions the International Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock and depositary receipts for stock) and may invest up to 20% of its total assets in securities exchangeable for or convertible into stock of foreign companies. The issuers of such securities will, along with their predecessors, have been in continuous operation for three years or more and (except in the case of certain ADRs and other securities representing underlying securities of foreign issuers) will be listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market.

  Under normal market conditions, the International Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The International Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin, but the Fund may also invest to a lesser extent in the securities of companies located in developing countries in various regions of the world. At the present time, AIM does not intend to invest more than 20% of the International Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" in this Prospectus.

  ADRS AND EDRS. To the extent consistent with their respective investment objectives each of the Funds (except the International Fund which is discussed separately above) may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Funds will each enter into reverse repurchase agreements solely for temporary or defensive purposes to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests should they occur. The Funds will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of their respective total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Prospectus for percentage limitations on borrowings.

  DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES. Each Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

  Delayed delivery agreements are commitments by a Fund to dealers or issuers to acquire securities beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Fund's investment advisor can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective.

  Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

  If a Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate liquid assets in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

  DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, the Diversified Income Fund and the Government Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

  Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. Each Fund will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction. No Fund will purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

  ILLIQUID SECURITIES. None of the Funds will invest more than 15% of their respective net assets in illiquid securities, including restricted securities which are illiquid. The Money Market Fund will not invest more than 10% of its net assets in illiquid securities.

  RULE 144A SECURITIES. Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

  LENDING OF PORTFOLIO SECURITIES. Each Fund (except the Money Market Fund) may, from time to time, lend securities from their respective portfolios, with a value not exceeding 33 1/3% of their respective total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of liquid assets which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the applicable Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  SHORT SALES. Each Fund (except the Money Market Fund), may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Funds will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of the applicable Fund's total assets at any given time.

  OPTIONS. Each of the Funds, other than the Money Market Fund, may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is covered if, for example, the Fund owns or has the right to acquire the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially replicate the movement of the index. A put option is covered if, for example, the Fund maintains in a segregated account with its custodian liquid assets with a value equal to the exercise price of the put option.

  These Funds may write call options on securities or securities indexes for the purpose of increasing their return (through receipt of premiums) or to provide a partial hedge against a decline in the value of their portfolio securities or both. These Funds may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received.

  Each of the Funds noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

  These Funds may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "collar."

  Options purchased or written by a Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

  In instances in which a Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

  Each of the Funds, except the Money Market Fund, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a hedge, however it differs in that it is only a partial hedge, up to the amount of the premium received. Moreover, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

  Options are subject to certain risks, including the risk of imperfect correlation between the option and the applicable Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchase options or reduce its ability to effect closing transactions at favorable prices.

  The Funds will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the applicable Fund's total assets. The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 5% of the applicable Fund's total assets.

  FUTURES AND FORWARD CONTRACTS. Each of the Funds, other than the Money Market Fund, may purchase and sell futures contracts on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, they may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. These Funds may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in interest rates or stock prices. Although the Funds are authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by U.S. investors. These Funds may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 5% of a Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on a Fund's investment in options on futures contracts are set forth above under "Options."

  To the extent that any of the Funds invests in securities denominated in foreign currencies (which is substantially all of the securities held by the International Fund and a significant portion of securities held by the Diversified Income Fund and the Global Utilities Fund), the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. In order to mitigate the effects of such changes, each of the Funds, other than the Money Market Fund, may enter into futures contracts on foreign currencies (and related options) and may enter into forward contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions with respect to them.

  In managing their currency exposure, the Funds may each buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds may each also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When such a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the applicable Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract.

  The Global Utilities Fund and the International Fund may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The other Funds will commit no more than their respective portfolio investments in foreign securities to foreign exchange hedges.

  There are risks associated with hedging transactions. During certain market conditions, a hedging transaction may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency being hedged. In addition, changes in the market value of securities or currencies may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of hedging transactions is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, a Fund may lose the expected benefit of hedging if markets move in an unanticipated manner. Moreover, in the futures and options on futures markets, it may not always be possible to execute a put or sell at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations.

  INVESTMENT RESTRICTIONS. Each of the Funds has adopted a number of investment restrictions, as set forth in the Statement of Additional Information, some of which restrictions may not be changed without shareholder approval.
--------------------------------------------------------------------------------

                                  RISK FACTORS

  Investors should consider carefully the following special factors before investing in any of the Funds.

  SMALL CAPITALIZATION COMPANIES. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial resources or may be dependent on a few key managers. Any one of the foregoing may change suddenly and have an immediate impact on the value of the company's securities. Furthermore, whenever the securities markets are experiencing rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

  NON-INVESTMENT GRADE DEBT SECURITIES. The Balanced Fund, the Diversified Income Fund, the High Yield Fund, and to a lesser extent the Global Utilities Fund, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

  In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

  The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

  When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the Company's directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

  In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

  PORTFOLIO RATINGS. During the fiscal year ended December 31, 1997, the percentage of average annual assets of the Diversified Income Fund calculated on a dollar weighted basis, which was invested in securities within the various rating categories (based on the higher of S&P and Moody's ratings as described in Appendix A), and in unrated securities determined by AIM to be of comparable quality, was as follows:

                                                              PERCENTAGE
                                                              ----------
AAA/Aaa.....................................................    25.12%
AA/Aa.......................................................    12.28%
A/A.........................................................    15.85%
BBB/Baa.....................................................    17.11%
BB/Ba.......................................................     7.91%
B/B.........................................................    18.36%
CCC/Caa.....................................................     0.47%
CC/Ca.......................................................        0%
C/C.........................................................        0%
Unrated.....................................................     2.90%
                                                                -----
          Total Average Annual Assets.......................      100%

  FOREIGN SECURITIES. Investments by a Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

          CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

          POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

          REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

          MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

  In addition, there are risks associated with certain investment strategies employed by the Funds as discussed in the previous section.

  NON-DIVERSIFIED PORTFOLIO (GLOBAL UTILITIES FUND ONLY). The Global Utilities Fund is a non-diversified portfolio, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.)

  PORTFOLIO TURNOVER. (All Funds except the Money Market Fund.) Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective(s), without regard to the impact on the portfolio turnover rate. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables herein. The estimated portfolio turnover rate for each of the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund and the High Yield Fund is less than 100%. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. See "Dividends, Distributions and Tax Matters."
--------------------------------------------------------------------------------

                                   MANAGEMENT

  The overall management of the business and affairs of the Funds is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between each of the Funds and persons or companies furnishing services to a Fund or the Company, including the Master Advisory Agreement with AIM, the Master Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors"), the Custodian Agreement with State Street Bank and Trust Company (the "Custodian"), and the Transfer Agency Agreement with State Street Bank and Trust Company (the "Transfer Agent"). The day-to-day operations of each Fund are delegated to its officers and to AIM, subject always to the objectives and policies of the Fund and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, serves as the investment advisor to each Fund pursuant to a master investment advisory agreement, dated February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives.

  Under the terms of the Funds' Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Fund. The Advisory Agreement also provides that, upon the request of the Company's Board of Directors, AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. Pursuant to a master administrative services agreement dated May 1, 1998 (the "Administrative Services Agreement") between the Company and AIM with respect to each Fund AIM provides the services of the Company's principal financial officer (including related office, facilities and equipment) and may provide other administrative services requested by the Company's Board of Directors from time to time. A master administrative services agreement with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may pay brokerage commissions to broker-dealers that may be affiliated with the Company and may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and a disciplined investment process in providing investment advisory services to all its accounts, including the Funds. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the account's and AIM's investment policies. The individuals who are primarily responsible for the day-to-day management of the Funds (except the Money Market Fund, for which no such disclosure is required) and their titles, if any, with AIM or its subsidiaries and the Fund, the length of time they have been responsible for the management, their years of investment experience and prior experience (if they have been with AIM for less than five years) are shown below:

  Robert M. Kippes, Kenneth A. Zschappel and Charles D. Scavone are primarily responsible for the day-to-day management of the AGGRESSIVE GROWTH FUND'S portfolio securities. Mr. Kippes is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988. Mr. Zschappel is Assistant Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1991. Mr. Scavone is Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1996. He has been responsible for the Fund since its inception in 1998 and has been an investment professional since 1991. Prior to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. from 1994 to 1996. From 1991 to 1994, he worked in the investments department at Texas Commerce Investment Management Company, with his last position being Equity Research Analyst/Assistant Portfolio Manager.

  Carolyn L. Gibbs, Claude C. Cody IV, Robert G. Alley and Craig A. Smith are responsible for the day-to-day management of the BALANCED FUND'S portfolio securities. Ms. Gibbs is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. She has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1983. Mr. Cody is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1972. Mr. Smith is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988.

  Robert M. Kippes, Charles D. Scavone, Jonathan C. Schoolar and David P. Barnard are responsible for the day-to-day management of the CAPITAL APPRECIATION FUND'S portfolio securities. Mr. Kippes is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988. Mr. Scavone is Vice President of AIM Capital and has been responsible for the fund since 1998. He has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1991. Prior to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc. from 1994 to 1996. From 1991 to 1994, he worked in the investments department at Texas Commerce Investment Management Company, with his last position being Equity Research Analyst/Assistant Portfolio Manager. Mr. Schoolar is Senior Vice President of AIM Capital, Vice President of AIM and Vice President of the Company and has been responsible for the Fund since its inception in 1993. He has been with AIM and/or its subsidiaries since 1986 and has been an investment professional since 1984. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since 1993. He has been associated with AIM and/or its subsidiaries since 1982 and has been an investment professional since 1975.

  Edgar M. Larsen, Paul J. Rasplicka and Kenneth A. Zschappel are primarily responsible for the day-to-day management of CAPITAL DEVELOPMENT FUND'S portfolio securities. Mr. Larsen is Vice President of AIM Capital. Mr. Larsen joined AIM in 1996 as a portfolio manager of equity funds. He has been responsible for the Fund since its inception in 1998 and has been an investment professional since 1966. Prior to 1996, he was Senior Vice President of John Hancock Advisers, Inc. in Houston and the portfolio manager of that firm's emerging growth fund. Mr. Rasplicka is a senior portfolio manager of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1998 and began his investment career in 1982. Prior to 1998, Mr. Rasplicka was a portfolio manager for INVESCO Trust Company, an affiliate of AIM, from 1994 to 1998 and a Vice President of Chase Investment-Counsel from 1992 to 1994. Mr. Zschappel is Assistant Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1991.

  Robert G. Alley, John L. Pessarra and Carolyn L. Gibbs are responsible for day-to-day management of the DIVERSIFIED INCOME FUND'S portfolio securities. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1972. Mr. Pessarra is Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1990. He has been responsible for the Fund since its inception in 1993, and has been an investment professional since 1984. Ms. Gibbs is currently Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1983. She has been responsible for the Fund since 1995.

  Claude C. Cody IV, Robert G. Alley and Craig A. Smith are responsible for day-to-day management of the GLOBAL UTILITIES FUND'S portfolio securities. Mr. Cody is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1976. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1972.

Mr. Smith is Vice President of AIM Capital and has been responsible for the Fund since 1996. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988.

  Karen Dunn Kelley, Meggan M. Walsh and Paula A. Permenter are responsible for day-to-day management of the GOVERNMENT FUND'S portfolio securities. Ms. Kelley is Senior Vice President of AIM Capital, Vice President of AIM and of the Company and has been responsible for the Fund since its inception in 1993. She has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1982. Ms. Walsh is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. She has been associated with AIM and/or its subsidiaries since 1991 and has been an investment professional since 1987. Ms. Permenter has been responsible for the Fund since 1996. She has been associated with AIM since 1996 and has been an investment professional since 1988. Prior to 1996, she was an Associate Trader and Investment Assistant with Van Kampen American Capital Asset Management, Inc.

  Monika H. Degan, Jonathan C. Schoolar, Robert M. Kippes and David P. Barnard are primarily responsible for day-to-day management of the GROWTH FUND'S portfolio securities. Ms. Degan has been responsible for the Fund since 1998. She has been associated with AIM and/or its subsidiaries since 1995 and has been an investment professional since 1990. Mr. Schoolar is Senior Vice President of AIM Capital, Vice President of AIM and Vice President of the Company and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1986 and has been an investment professional since 1984. Mr. Kippes is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1988. Mr. Barnard is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1982 and has been an investment professional since 1975.

  Brant H. DeMuth, Lanny H. Sachnowitz and Joel E. Dobberpuhl are primarily responsible for day-to-day management of the GROWTH & INCOME FUND'S portfolio securities. Mr. DeMuth has been responsible for the Fund since 1998. He has been associated with AIM and/or its subsidiaries since 1996 and has been an investment professional since 1987. Prior to 1996, he was a portfolio manager for the Colorado Public Employee Retirement Association from 1992 to 1996. Mr. Sachnowitz is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1994. He has been an investment professional since 1987 and has been associated with AIM and/or its subsidiaries since 1987. Mr. Dobberpuhl is Vice President of AIM Capital and has been responsible for the Fund since 1995. He has been an investment professional since 1988 and has been associated with AIM and/or its subsidiaries since 1990.

  John L. Pessarra and Kevin E. Rogers are responsible for the day-to-day management of the HIGH YIELD FUND'S portfolio securities. Mr. Pessarra is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1984. Mr. Rogers is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1991 and has been an investment professional since 1987.

  A. Dale Griffin III, Paul A. Rogge, Barrett K. Sides and Clas G. Olsson are responsible for day-to-day management of the INTERNATIONAL FUND'S portfolio securities. Mr. Griffin is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1989 and has been an investment professional since 1987. Mr. Rogge is Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1991. He has been responsible for the Fund since its inception in 1993 and has been an investment professional since 1991. Mr. Sides is Assistant Vice President of AIM Capital and has been associated with AIM and/or its subsidiaries since 1990. He has been responsible for the Fund since 1995 and has been an investment professional since 1990. Mr. Olsson has been responsible for the Fund since 1997. He has been associated with AIM and/or its subsidiaries since 1994 and has been an investment professional since 1994. Prior to 1994, he was a broker assistant with Merrill Lynch.

  Joel E. Dobberpuhl and Robert A. Shelton are responsible for day-to-day management of the VALUE FUND'S portfolio securities. Mr. Dobberpuhl is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1993. He has been associated with AIM and/or its subsidiaries since 1990 and has been an investment professional since 1988. Mr. Shelton has been responsible for the Fund since 1997. He has been associated with AIM and/or its subsidiaries since 1995 and has been an investment professional since 1991. Prior to 1995, he was a financial analyst for CS First Boston.

  ADVISORY FEES. As compensation for its services AIM is paid an investment advisory fee, which is calculated separately for each Fund at an annual rate of the applicable Fund's average daily net assets. For the fiscal year ended December 31, 1997, compensation paid to AIM pursuant to the Advisory Agreement and the total expenses of each Fund (except the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund and the High Yield Fund) stated as a percentage of each Fund's average daily net assets, were as follows:

                                   COMPENSATION                        COMPENSATION
                                      TO AIM         EXPENSE RATIO        TO AIM         EXPENSE RATIO
                                    (AFTER ANY        (AFTER ANY        (BEFORE ANY       (BEFORE ANY
                                    WAIVER AND        WAIVER AND        WAIVER AND        WAIVER AND
                                  REIMBURSEMENT)    REIMBURSEMENT)    REIMBURSEMENT)    REIMBURSEMENT)
                                  ---------------   ---------------   ---------------   ---------------
AIM V.I. Capital Appreciation
  Fund...........................      0.63%             0.68%             0.63%             0.68%
AIM V.I. Diversified Income
  Fund...........................      0.60%             0.80%             0.60%             0.80%
AIM V.I. Global Utilities Fund...      0.65%             1.28%             0.65%             1.28%
AIM V.I. Government Securities
  Fund...........................      0.50%             0.87%             0.50%             0.87%
AIM V.I. Growth Fund.............      0.65%             0.73%             0.65%             0.73%
AIM V.I. Growth & Income Fund....      0.63%             0.69%             0.63%             0.69%
AIM V.I. International Equity
  Fund...........................      0.75%             0.93%             0.75%             0.93%
AIM V.I. Money Market Fund.......      0.40%             0.59%             0.40%             0.59%
AIM V.I. Value Fund..............      0.62%             0.70%             0.62%             0.70%

  Pursuant to the Advisory Agreement, AIM receives a fee from each of the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund and the High Yield Fund calculated at the following annual rates to the average daily net assets of each Fund for the calendar year computed in the manner used for the determination of the net asset value of shares of each Fund:

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                              ANNUAL
                         NET ASSETS                            RATE
                         ----------                           ------
First $150 million..........................................   0.80%
Over $150 million...........................................  0.625%

                             AIM V.I. BALANCED FUND

                                                              ANNUAL
                         NET ASSETS                            RATE
                         ----------                           ------
First $150 million..........................................   0.75%
Over $150 million...........................................   0.50%

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                              ANNUAL
                         NET ASSETS                            RATE
                         ----------                           ------
First $350 million..........................................   0.75%
Over $350 million...........................................  0.625%

                            AIM V.I. HIGH YIELD FUND

                                                              ANNUAL
                         NET ASSETS                            RATE
                         ----------                           ------
First $200 million..........................................  0.625%
Next $300 million...........................................   0.55%
Next $500 million...........................................   0.50%
Amount over $1 billion......................................   0.45%

  AIM may from time to time voluntarily waive or reduce their respective fees. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time.

  ADMINISTRATOR. AIM provides various administrative services to the Company pursuant to an Administrative Services Agreement. AIM provides the services of a principal financial officer of the Company, who maintains the financial accounts and books and records of the Company and the Funds, including the review of daily net asset value calculations and the preparation of tax returns. The Funds reimburse AIM for expenses incurred by AIM or its subsidiaries in providing these services. AIM also provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners of copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998. However, AIM does not currently seek reimbursement of (i) the cost of the first three services listed above and (ii) the cost of any other service in excess of the amount charged by Participating Insurance Companies. The Funds listed below reimbursed AIM for its costs in providing administrative services to the Funds, for the fiscal year ended December 31, 1997, as follows:

                                                              PERCENTAGE
                                                              OF AVERAGE
                                                              NET ASSETS
                                                              ----------
AIM V.I. Capital Appreciation Fund..........................     0.01%
AIM V.I. Diversified Income Fund............................     0.07%
AIM V.I. Global Utilities Fund..............................     0.29%
AIM V.I. Government Securities Fund.........................     0.14%
AIM V.I. Growth Fund........................................     0.02%
AIM V.I. Growth & Income Fund...............................     0.01%
AIM V.I. International Equity Fund..........................     0.03%
AIM V.I. Money Market Fund..................................     0.06%
AIM V.I. Value Fund.........................................     0.01%

  DISTRIBUTOR. The Company has entered into a master distribution agreement, dated February 28, 1997, (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the shares of the Funds. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. Certain directors and officers of the Company are affiliated with AIM Distributors and AIM Management. The Distribution Agreement provides that AIM Distributors has the exclusive right to distribute shares of the Funds to insurance company separate accounts.
--------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

  The Company offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Company. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

  The Company, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

  Each Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. Each Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

  Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

  The Company does not foresee any disadvantage to purchasers of Contracts or Policies (or to Plan participants) arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of Contracts and Policies (and the interests of any Plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the Company could cause the Contracts and Policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken. If a material irreconcilable conflict arises between separate accounts (or Plans), a separate account (or Plan) may be required to withdraw its participation in a Fund. If it becomes necessary for any separate account (or
Plan) to replace shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Company and the Participating Insurance Companies

(and any Plans investing in the Company) are subject to conditions imposed by the Securities and Exchange Commission and designed to prevent or remedy any conflict of interest. In this connection, the Board of Directors has the obligation to monitor events to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.
--------------------------------------------------------------------------------

                              FUTURE FUND CLOSURE

  Due to the limited availability of common stocks of small capitalized companies that meet the AIM's investment criteria for the Aggressive Growth Fund, the Fund will be closed to new participants as soon as reasonably practicable when the Fund achieves a size in assets under management of $200 million. To the extent that the Fund is closed, participants who maintain open accounts in the Fund will be able to continue to make additional investments in the Fund.
--------------------------------------------------------------------------------

                        DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each of the Funds will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of such Fund. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  VALUATION OF INVESTMENTS OF ALL FUNDS EXCEPT THE MONEY MARKET FUND. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

  VALUATION OF THE MONEY MARKET FUND'S INVESTMENTS. The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company can give no assurance that the Fund can maintain a $1.00 net asset value per share.

  FUTURES CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund that has entered into the futures contract records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

--------------------------------------------------------------------------------

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

  DIVIDENDS AND DISTRIBUTIONS. The Funds declare and distribute dividends representing substantially all net investment income as follows:

                                                              DIVIDENDS   DIVIDENDS
                                                              DECLARED      PAID
                                                              ---------   ---------
AIM V.I. Aggressive Growth Fund.............................  annually    annually
AIM V.I. Balanced Fund......................................  annually    annually
AIM V.I. Capital Appreciation Fund..........................  annually    annually
AIM V.I. Capital Development Fund...........................  annually    annually
AIM V.I. Diversified Income Fund............................  annually    annually
AIM V.I. Global Utilities Fund..............................  annually    annually
AIM V.I. Government Securities Fund.........................  annually    annually
AIM V.I. Growth Fund........................................  annually    annually
AIM V.I. Growth & Income Fund...............................  annually    annually
AIM V.I. High Yield Fund....................................  annually    annually
AIM V.I. International Equity Fund..........................  annually    annually
AIM V.I. Money Market Fund..................................     daily       daily
AIM V.I. Value Fund.........................................  annually    annually

  Substantially all net realized capital gains, if any, are distributed on an annual basis, except for the Money Market Fund, which may distribute net realized short-term gains more frequently.

  All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

  TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

  In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

  Any Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

  The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

  Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

  Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.
--------------------------------------------------------------------------------

                              GENERAL INFORMATION

  ORGANIZATION OF THE COMPANY. The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of thirteen separate portfolios (i.e., the Funds).

  The authorized capital stock of the Company consists of 3,500,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. AGGRESSIVE GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. BALANCED FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL DEVELOPMENT FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified

AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH & INCOME FUND shares, 250,000,000 shares are classified AIM V.I. HIGH YIELD FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.

  The shares of each Fund have equal rights with respect to voting, except that
(i) the holders of shares of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular Fund will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such Fund. Shareholders of the Funds do not have cumulative voting rights.

  The Company understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. Each Fund's shares, when issued, are fully paid and non-assessable.

  As of February 2, 1998, IDS Life Insurance Company, through its separate accounts, owned more than 25 percent of the shares of the Growth and Income Fund, and, therefore, could be deemed to "control" such Fund, as that term is defined in the Investment Company Act of 1940. As of February 2, 1998, Connecticut General Life Insurance Company, through its separate accounts, owned more than 25 percent of the shares of each of the Funds (except the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund, the High Yield Fund and the Growth and Income Fund) and, therefore, could be deemed to "control" each Fund, as that term is defined in the Investment Company Act of 1940. As of February 2, 1998, Glenbrook Life & Annuity Company, through its separate accounts, owned more than 25 percent of the shares of the Diversified Income Fund and the Global Utilities Fund, and, therefore, could be deemed to "control" each Fund, as that term is defined in the Investment Company Act of 1940. As explained above, however, insurance company separate accounts generally vote their shares of a Fund in accordance with instructions received from Contract owners, annuitants and beneficiaries and, in this sense, would not "control" such Fund.

  As of May 1, 1998, A I M Advisors, Inc. owned more than 25% of the issued and outstanding shares of the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund and the High Yield Fund, and therefore could be deemed to "control" each Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of each Fund's shares, A I M Advisors, Inc. will cease to control each Fund for purposes of the 1940 Act.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian for the Funds' portfolio securities and cash and also serves as the transfer agent and as dividend paying agent.

  LEGAL COUNSEL. Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the Funds prior to investing. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge by writing or calling AIM Distributors. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

  Investment grade debt securities are those rating categories indicated by an asterisk (*).

  Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

  *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

  *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  Standard and Poor's Ratings Services classifications are as follows:

  *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  *AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

  BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

  B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

  CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

  CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

  C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC --" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

  D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  Plus (+) or Minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

  Duff & Phelps fixed-income ratings are as follows:

  *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

  BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

  B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

  CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

  Fitch Investors Service, Inc.'s bond ratings are as follows:

  *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  *AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

  *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C -- Bonds are in imminent default in payment of interest or principal.

  DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                 U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

  The following list includes certain common Agency Securities, as defined in the Prospectus, and does not purport to be exhaustive.

  EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

  FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U. S. Government.

  FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

  FHA DEBENTURES -- are debentures issued by the Federal Housing Authority of the U. S. Government.

  FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U. S. Government.

  FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

  FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

  FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

  FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

  Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

  Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

  All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

  The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

  The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

  FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

  GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

  The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

  As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

  As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

  The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

  Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

  MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

  NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

  PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

  SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

  SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

  TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

  WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                                                                      APPENDIX C
--------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

  The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1. GOVERNMENT OBLIGATIONS.

  U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

  U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

  FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2. BANK INSTRUMENTS.

  BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

  CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

  TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

  EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

  YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3. COMMERCIAL INSTRUMENTS.

  COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

  VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

4. REPURCHASE AGREEMENTS.

  A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

5. TAXABLE MUNICIPAL SECURITIES.

  Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION






            A I M  V A R I A B L E  I N S U R A N C E  F U N D S,  I N C.

                              11 GREENWAY PLAZA
                                  SUITE 100
                           HOUSTON, TX 77046-1173
                               (713) 626-1919






                       AIM V.I. AGGRESSIVE GROWTH FUND
                     AIM V.I. CAPITAL APPRECIATION FUND
                      AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GOVERNMENT SECURITIES FUND
                       AIM V.I. GROWTH AND INCOME FUND
                     AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. BALANCED FUND
                      AIM V.I. CAPITAL DEVELOPMENT FUND
                       AIM V.I. GLOBAL UTILITIES FUND
                            AIM V.I. GROWTH FUND
                          AIM V.I. HIGH YIELD FUND
                         AIM V.I. MONEY MARKET FUND
                             AIM V.I. VALUE FUND






        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
         IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH
            MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                  A I M DISTRIBUTORS, INC., P. O. BOX 4739,
                           HOUSTON, TX 77210-4739
              OR BY CALLING (713) 626-1919 (HOUSTON RESIDENTS)
                       OR (800) 347-1919 (ALL OTHERS).


                             ----------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 1998
                    RELATING TO PROSPECTUS DATED: MAY 1, 1998

                                TABLE OF CONTENTS


                                                                                   PAGE
INTRODUCTION.........................................................................1

GENERAL INFORMATION ABOUT THE FUNDS..................................................1
         The Company and Its Shares..................................................1

PERFORMANCE..........................................................................2
         Total Return Calculations...................................................2
         Historical Portfolio Results................................................2
         Yield Information...........................................................3

PORTFOLIO TRANSACTIONS AND BROKERAGE.................................................4
         General Brokerage Policy....................................................4
         Section 28(e) Standards.....................................................6
         Portfolio Turnover..........................................................8
         Brokerage Commissions Paid..................................................8

INVESTMENT PROGRAMS..................................................................8
         Money Market Obligations....................................................8
         Repurchase Agreements.......................................................9
         Lending of Portfolio Securities.............................................9
         Reverse Repurchase Agreements..............................................10
         Delayed Delivery Agreements................................................10
         When-Issued Securities.....................................................10
         Special Situations.........................................................11
         Warrants ..................................................................11
         Short Sales................................................................11
         Rule 144A Securities.......................................................11
         Utilities Industry.........................................................12
         Foreign Exchange Transactions..............................................13

HEDGING AND OTHER INVESTMENT TECHNIQUES.............................................13

INVESTMENT RESTRICTIONS.............................................................15
         Fundamental Restrictions...................................................15
         Non-fundamental Restrictions...............................................16

MANAGEMENT..........................................................................17
         Directors and Officers.....................................................17
           Remuneration of Directors................................................21
           AIM Funds Retirement Plan for Eligible Directors/Trustees................22
           Deferred Compensation Agreements.........................................23
         Investment Advisory and Administrative Services Agreements.................24
         The Distribution Agreement.................................................28

DETERMINATION OF NET ASSET VALUE....................................................29

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS............................................30

MISCELLANEOUS INFORMATION...........................................................31

         Audit Reports..............................................................31
         Legal Matters..............................................................31
         Custodian and Transfer Agent...............................................31
         Principal Holders of Securities............................................31
         Other Information..........................................................35

FINANCIAL STATEMENTS................................................................FS

                                  INTRODUCTION

         AIM Variable Insurance Funds, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in Prospectuses dated May 1, 1998 (referred to collectively as the "Prospectuses" and separately as a "Prospectus"), which relate to one or more of the thirteen series portfolios of the Company (referred to collectively as the "Funds" and separately as a "Fund"). One or more of the Company's thirteen Funds may not be available under a particular variable annuity contract or variable life insurance policy. Accordingly, this Statement of Additional Information may contain information that is not relevant to the investment options under such a contract or policy. Additional copies of the Prospectuses of the Funds available under a contract or policy and this Statement of Additional Information may be obtained without charge by contacting the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (713) 626-1919. Investors must receive a Prospectus before they invest. To the extent that this Statement of Additional Information contains information concerning a Fund that is not available under a contract or policy, the Statement of Additional Information does not constitute the offer of the shares of that Fund.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized on January 22, 1993, as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of thirteen separate Funds as follows: the AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund"), the AIM V.I. Balanced Fund ("Balanced Fund"), the AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund"), the AIM V.I. Capital Development Fund ("Capital Development Fund"), the AIM Diversified Income Fund ("Diversified Income Fund"), the AIM V.I. Global Utilities Fund ("Global Utilities Fund") (formerly known as the AIM V.I. Utilities Fund), the AIM V.I. Government Securities Fund ("Government Fund"), the AIM Growth Fund ("Growth Fund"), the AIM V.I. Growth and Income Fund ("Growth and Income Fund"), the AIM V.I. High Yield Fund ("High Yield Fund), the AIM V.I. International Equity Fund ("International Fund"), the AIM V.I. Money Market Fund ("Money Market Fund"), the AIM V.I. Value Fund ("Value Fund").

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets allocable to the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company. See "General Information" in the Prospectus.

                                   PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS

         The Funds' (except the Aggressive Growth Fund, the Balanced Fund, the Capital Development Fund and the High Yield Fund) average annual and cumulative total return for the fiscal year ended December 31, 1997 and average annual and cumulative total returns for the period May 5, 1993 (commencement of operations) through December 31, 1997, were as follows:


                                                                   Since
                                                                 Inception
                                                           ---------------------
                                            Year Ended     Average
                                           December 31,     Annual    Cumulative
                                              1997          Return      Return
                                           ------------    -------    ----------
AIM V.I. Capital Appreciation Fund           13.50%         18.65%      121.79%
AIM V.I. Diversified Income Fund              9.39%          8.22%       44.44%
AIM V.I. Global Utilities Fund*              21.63%         15.15%       67.72%
AIM V.I. Government Securities Fund           8.16%          5.35%       27.45%
AIM V.I. Growth Fund                         26.87%         18.20%      117.90%
AIM V.I. Growth and Income Fund*             25.72%         21.11%      101.84%
AIM V.I. International Equity Fund            6.94%         12.91%       76.06%
AIM V.I. Money Market Fund                    5.14%          4.49%       22.67%
AIM V.I. Value Fund                          23.69%         19.76%      131.55%

         * The inception date of the AIM V.I. Global Utilities Fund and the AIM V.I. Growth and Income Fund was May 2, 1994.

         The total returns quoted above do not reflect charges levied at the insurance company separate account level. For a complete description of the applicable charges, see the fee table in the prospectus for the appropriate insurance company separate account.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The International Fund's performance may also be compared in advertising to performance of comparative benchmarks such as The Financial Times--Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the major stock markets and regional areas), Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         Each Fund's advertising may from time to time include historical discussions of general economic conditions such as inflation rates and changes in the stock market, foreign and domestic interest rates and foreign and domestic political circumstances and events.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, variable life insurance, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

YIELD INFORMATION

         Quotations of yield on the Money Market Fund may appear from time to time in the financial press and in advertisements.

         The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for an identified period, usually seven days. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of the insurance company separate account.

         The standard formulas prescribed by the SEC for calculating yield and effective yield for the Money Market Fund are described below:

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities, unrealized appreciation and depreciation, and income other than investment income) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by the number of days in the period, and subtracting one from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yield will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for a Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

         The simple annualized yield and compounded effective yield for the Money Market Fund for the 7 days ended December 31, 1997 were 5.29% and 5.43%, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions and, where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         Purchases and sales of portfolio securities for the Diversified Income Fund, the Money Market Fund and the Government Fund are generally transacted with the issuer or a primary market maker. In addition, a portion of the securities in which the Funds invest may be traded in over-the-counter ("OTC") markets. In such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation to the dealer in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; (3) certain products and/or services provided to the Funds, the cost of which will be included in Fund expenses reported to shareholders; and (4) the broker's attitude toward an interest in mutual funds in general and in the Funds and the other AIM Funds in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

         Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares by broker-dealers of each Fund and of the other AIM Funds as well as sales of variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") funded through the Funds ("selling dealers"), as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. Such portfolio transactions may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchases by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund(s) and one or more of these accounts is considered at or about the same time. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         These combined transactions, and related brokerage charges, will be allocated among the Fund(s) and such accounts in a manner consistent with guidelines and procedures approved by the Company's Board of Directors that are designed to achieve an equitable manner of allocation. In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

SECTION 28(e) STANDARDS

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, AIM may cause a Fund to pay a broker that provides brokerage and research services to AIM an amount of commission for effecting a securities transaction for the Fund in excess of the commission another broker would have charged for effecting that transaction. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM) and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM (or by sub-advisors to accounts managed or advised by AIM). In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly.

         For the fiscal year ended December 31, 1997, certain Funds paid brokerage commissions to certain brokers for research services. The amount of such transactions and related commissions paid by each Fund were as follows:


                                        Commissions     Transactions
                                        -----------     ------------
AIM V. I. Capital Appreciation Fund     $    50,129     $52,417,583
AIM V. I. Global Utilities Fund         $       414     $   259,823
AIM V. I. Growth Fund                   $    32,840     $39,304,964
AIM V. I. Growth and Income Fund        $    67,602     $80,441,980
AIM V. I. International Equity Fund     $       740     $   851,690
AIM V. I. Value Fund                    $    67,610     $85,609,060

         As of December 31, 1997, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.

                                          GOLDMAN,       SMITH BARNEY,
              FUNDS                      SACHS & CO.         INC.
              -----                     -------------    -------------
AIM V.I. Capital Appreciation Fund      $    509,896     $ 18,650,989
AIM V.I. Diversified Fund               $       --       $    966,742
AIM V.I. Global Utilities Fund          $       --       $  3,813,559
AIM V.I. Government Securities Fund     $  1,493,291     $         --
AIM V.I. Growth Fund                    $       --       $ 33,186,429
AIM V.I. Growth and Income Fund         $       --       $ 28,276,446
AIM V.I. International Equity Fund      $       --       $  8,056,299
AIM V.I. Money Market Fund              $  4,744,146     $ 10,000,000
AIM V.I. Value Fund                     $       --       $102,063,243


         The following information regarding securities acquired by the Funds of their regular brokers, as defined in Rule 10b-1 under the 1940 Act, is as of December 31, 1997. AIM V.I. Growth and Income Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc. having a market value of $6,564,375 and $9,755,625, respectively. AIM V.I. Capital Appreciation Fund held an amount of common stock issued by Paine Webber Group, Inc. having a market value of $1,036,875. AIM V.I. Money Market Fund had entered into master note agreements with Goldman, Sachs & Co., Merrill Lynch & Co., Inc., J. P. Morgan Securities, Inc. and Morgan Stanley Group Inc. having market values of $2,060,000, $3,000,000, $2,100,000 and $3,000,000, respectively. AIM
V.I. Value Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc., having a market value of $7,585,500 and $5,262,125, respectively. AIM V.I. Growth Fund held an amount of common stock issued by Merrill Lynch & Co., Inc. and Morgan Stanley Group, Inc. having a market value of $3,063,375 and $886,875, respectively.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. In any particular year, however, market conditions could result in portfolio activity at a rate greater or lesser than anticipated. Higher portfolio turnover increases transaction costs to the Fund.

BROKERAGE COMMISSIONS PAID

         Brokerage commissions paid by each of the Funds listed below were as follows for the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995, and for the fiscal year ended January 31, 1995 and for the period May 5, 1993 (date operations commenced) through January 31, 1994.



                                        December 31,   December 31,   December 31,   January 31,
                                           1997           1996            1995          1995
                                        ------------   ------------   ------------   -----------
AIM V.I. Capital Appreciation Fund      $  644,279     $  405,056     $  400,895     $  161,528
AIM V.I. Diversified Income Fund        $    2,818     $    1,670     $   74,475     $   17,471
AIM V.I. Global Utilities Fund          $   12,208     $   16,365     $   24,107     $    9,280*
AIM V.I. Government Securities Fund     $      -0-     $      -0-     $      -0-     $      -0-
AIM V.I. Growth Fund                    $  621,467     $  578,444     $  315,627     $  173,691
AIM V.I. Growth and Income Fund         $1,190,597     $  417,167     $  177,420     $   20,436*
AIM V.I. International Equity Fund      $  605,318     $  557,527     $  312,071     $   89,187
AIM V.I. Money Market Fund              $      -0-     $      -0-     $      -0-     $      -0-
AIM V.I. Value Fund                     $1,503,734     $1,126,384     $  862,938     $  362,126


* Commissions paid are for the period May 2, 1994 (date operations commenced) through January 31, 1995.


                               INVESTMENT PROGRAMS

         Information concerning each Fund's fundamental investment objective is set forth in the Prospectus under the heading "Investment Objectives and Programs." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the primary risks associated with that investment program are discussed in the Prospectus under the heading "Investment Objectives and Programs--Certain Investment Strategies and Techniques." The following discussion of investment policies supplements the discussion of the investment objectives and policies set forth in the Prospectus.

MONEY MARKET OBLIGATIONS

         As set forth in the Prospectus, the Money Market Fund will limit its purchases of Money Market Obligations to U.S. dollar denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs(1) in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Fund's investment adviser has determined are of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security.

         Subsequent to its purchase by the Fund, an issue of Money Market Obligations may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

REPURCHASE AGREEMENTS

         The Funds may each enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period.

         Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Funds will not enter into repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Securities subject to repurchase agreements will be held in the custodian's account with the Federal Book-Entry System on behalf of the Fund.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, each Fund (except the Money Market Fund) may lend portfolio securities in amounts not to exceed
33 1/3% of a Fund's total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each such Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


-----------------

(1) "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the fund acquires the security; that NRSRO. At present the NRSROs are:
      Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with respect to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

REVERSE REPURCHASE AGREEMENTS

         Each of the Funds may enter into reverse repurchase agreements, which involve the sale of securities (i.e., money market instruments in the case of the Money Market Fund) held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Funds may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions and only in amounts up to 33 1/3% of the value of each Fund's total assets at the time any such Fund enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. The segregated securities will be marked-to-market, and additional securities will be segregated if necessary to maintain adequate coverage. The Funds will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments which would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

DELAYED DELIVERY AGREEMENTS

         Each of the Funds may enter into delayed delivery agreements, which involve commitments by each such Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. Until the settlement date, the Fund will segregate cash or other liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Money Market Fund.

WHEN-ISSUED SECURITIES

         Each of the Funds may purchase securities on a "when-issued" basis. Many new issues of debt securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring such securities, but the Funds may each sell these securities before the settlement date if it is deemed advisable. The Fund holds, and maintains until the settlement date segregated liquid assets of a dollar value sufficient at all times to make payment for the when-issued securities. The securities will be marked-to-market and additional assets will be segregated if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in the Funds' portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the applicable Fund's payment obligation).

         A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

SPECIAL SITUATIONS

         Although the Capital Appreciation Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

WARRANTS

         The Aggressive Growth Fund, the Capital Development Fund and the Growth and Income Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by the Fund, valued at the lower of cost or market, may not exceed 5% of the value of its net assets and not more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges.

SHORT SALES

         Each of the Funds (except the Money Market Fund) may enter into short sales transactions from time to time. None of these Funds will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of any such Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each of the Funds may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets (10% in the case of the Money Market Fund) in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its net assets (10% in the case of the Money Market
Fund) in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

UTILITIES INDUSTRY

         The following is a general description of the particular types of utilities industries in which the Global Utilities Fund may invest.

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging competition.

         Electric utilities have recently become subject to competition in varying degrees. This competition can have the effect of decreasing revenues and profit margins.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices. Competition in the natural gas industry has resulted in the consolidation of the industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk relating to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those heretofore imposed by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds (except the Government Fund and the Money Market Fund) may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. A Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. Dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.


                     HEDGING AND OTHER INVESTMENT TECHNIQUES

         As described in the Prospectus under "Certain Investment Strategies and Techniques," each of the Funds, other than the Money Market Fund, may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase a Fund's return. The discussion below supplements the discussion in the Prospectus.

         Options. A Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

         A Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         A Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. A Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

         A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

         A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Funds could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Funds could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Funds' returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to all of the Funds and are fundamental. Unless permitted by law, they will not be changed for any Fund without approval of that Fund's voting securities.


         None of the Funds will:

         (1) invest for the purpose of exercising control over or management over a company except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (2) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter for purposes of the 1933 Act;

         (3) purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

         (4) purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

         (5) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the applicable Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans;

         (6) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets at market value at the time of each investment, except that the Money Market Fund may invest up to 100% of its assets in obligations issued by banks. This limitation does not apply to the Global Utilities Fund or to investments in obligations of the U.S. Government or any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion;

         (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

         (8) purchase securities of an issuer (other than investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order), if as a result with respect to 75% of the value of the Fund's total assets, taken at market value, (i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or
(ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than U.S. Government securities of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940
Act) of a single issuer for a period of up to three business days after the purchase of such security. This restriction does not apply to the Global Utilities Fund; and

         (9) Each Fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.


NON-FUNDAMENTAL RESTRICTIONS

         The following investment restrictions apply to all of the Funds but are not fundamental. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) None of the Funds will invest more than 15% (10% for the Money Market Fund) of its assets in securities restricted as to disposition under federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

         (2) None of the Funds will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Directors of the Company, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         (3) The Company does not currently intend to invest all of the assets of any Fund in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.

         (4) The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                              Positions Held
    NAME, ADDRESS AND AGE                    with Registrant       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------               ---------------       ----------------------------------------
*CHARLES T. BAUER (78)                         Director and        Chairman of the Board of Directors,
                                                 Chairman          A I M Management Group Inc., A I M
                                                                   Advisors, Inc., A I M Capital Management,
                                                                   Inc., A I M Distributors, Inc., A I M
                                                                   Fund Services, Inc., and Fund Management
                                                                   Company; and Vice Chairman and Director,
                                                                   AMVESCAP PLC.

BRUCE L. CROCKETT (53)                           Director          Director, ACE Limited (insurance company),
906 Frome Lane                                                     Formerly, Director, President and Chief
McLean, VA 22102                                                   Executive Officer, COMSAT Corporation and
                                                                   Chairman, Board of Governors of INTELSAT;
                                                                   (international communications company).

OWEN DALY II (73)                                Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                                company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                                               Corp., Monumental Life Insurance Company
                                                                   and Monumental General Insurance
                                                                   Company; and Chairman of the Board of
                                                                   Equitable Bancorporation.

EDWARD K. DUNN, JR. (62)                         Director          Chairman of the Board of Directors,
P. O. Box 1477                                                     Mercantile Mortgage Corp.; and Director,
Baltimore, MD  21203                                               AEGON USA (insurance company).
                                                                   Formerly, Vice Chairman of the Board
                                                                   of Directors and President,
                                                                   Mercantile-Safe Deposit & Trust Co.;
                                                                   and President, Mercantile Bankshares.

----------
* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                             Positions Held
    NAME, ADDRESS AND AGE                    with Registrant             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------               ---------------       --------------------------------------------------
JACK FIELDS (45)                                 Director          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                          (insurance company).  Formerly, Member of
Jetero Plaza, Suite E                                              the U.S. House of Representatives.
Humble, TX 77338

**CARL FRISCHLING (60)                           Director          Partner, Kramer, Levin, Naftalis & Frankel
919 Third Avenue                                                   (law firm); and Director, ERD Waste, Inc.
New York, NY  10022                                                (waste management company), Aegis Consumer
                                                                   Finance (auto leasing company) and Lazard Funds,
                                                                   Inc. (investment companies). Formerly, Partner,
                                                                   Reid & Priest (law firm); and, prior thereto,
                                                                   Partner, Spengler Carlson Gubar Brodsky &
                                                                   Frischling (law firm).

*ROBERT H. GRAHAM  (51)                        Director and        Director, President and Chief Executive
                                                President          Officer, A I M Management Group Inc.;
                                                                   Director and President, A I M Advisors,
                                                                   Inc.; Director and Senior Vice President,
                                                                   A I M Capital Management, Inc., A I M
                                                                   Distributors, Inc., A I M Fund Services,
                                                                   Inc., and Fund Management Company; Director,
                                                                   AMVESCAP PLC; and Chairman of the Board
                                                                   of Directors of AIM Funds Group Canada,
                                                                   Inc.

----------

** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                             Positions Held
    NAME, ADDRESS AND AGE                    with Registrant             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------               ---------------       --------------------------------------------------
JOHN F. KROEGER (73)                             Director          Director, Flag Investors International Fund,
37 Pippins Way                                                     Inc., Flag Investors Emerging Growth Fund,
Morristown, NJ  07960                                              Inc., Flag Investors Telephone Income Fund,
                                                                   Inc., Flag Investors Equity Partners  Fund,
                                                                   Inc., Total Return U.S. Treasury Fund, Inc.,
                                                                   Flag Investors Intermediate Term Income
                                                                   Fund, Inc., Managed Municipal Fund, Inc.,
                                                                   Flag Investors Value Builder Fund, Inc., Flag
                                                                   Investors Maryland Intermediate Tax-Free
                                                                   Income Fund, Inc., Flag Investors Real
                                                                   Estate Securities Fund, Inc., Alex. Brown
                                                                   Cash Reserve Fund, Inc. and North
                                                                   American Government Bond Fund, Inc.
                                                                   (investment companies).  Formerly,
                                                                   Consultant, Wendell & Stockel Associates,
                                                                   Inc. (consulting firm).

LEWIS F. PENNOCK  (55)                           Director          Attorney in private practice in Houston,
6363 Woodway, Suite 825                                            Texas.
Houston, TX  77057

IAN W. ROBINSON (74)                             Director          Formerly, Executive Vice President and
183 River Drive                                                    Chief Financial Officer, Bell Atlantic
Tequesta, FL  33469                                                Management Services, Inc. (provider of
                                                                   centralized management services to
                                                                   telephone companies); Executive Vice
                                                                   President, Bell Atlantic Corporation
                                                                   (parent of seven telephone companies);
                                                                   and Vice President and Chief Financial
                                                                   Officer, Bell Telephone Company of
                                                                   Pennsylvania and Diamond State
                                                                   Telephone Company.

LOUIS S. SKLAR (58)                              Director          Executive Vice President, Development and
Transco Tower, 50th Floor                                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                                Partnership (real estate development).
Houston, TX  77056

                                              Positions Held
    NAME, ADDRESS AND AGE                     with Registrant       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------               ---------------       -------------------------------------------
***JOHN J. ARTHUR  (53)                        Senior Vice         Director, Senior Vice President and
                                              President and        Treasurer, A I M Advisors, Inc.; and Vice
                                                Treasurer          President and Treasurer, A I M Management
                                                                   Group Inc., A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc., A I M Fund Services,
                                                                   Inc., and Fund Management Company.

GARY T. CRUM  (50)                             Senior Vice         Director and President, A I M Capital
                                                President          Management, Inc.; Director and Senior Vice
                                                                   President, A I M Management Group Inc.
                                                                   and A I M Advisors, Inc.; and Director,
                                                                   A I M Distributors, Inc. and  AMVESCAP
                                                                   PLC.

***CAROL F. RELIHAN  (43)                      Senior Vice         Director, Senior Vice President, General
                                              President and        Counsel and Secretary, A I M Advisors, Inc.;
                                                Secretary          Vice President, General Counsel and
                                                                   Secretary, A I M Management Group Inc.;
                                                                   Director, Vice President and General
                                                                   Counsel, Fund Management Company;
                                                                   General Counsel and Vice President,
                                                                   A I M Fund Services, Inc.; and Vice
                                                                   President, A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc.

DANA R. SUTTON  (38)                        Vice President and     Vice President and Fund Controller,
                                           Assistant Treasurer     A I M Advisors, Inc.; and Assistant Vice
                                                                   President and Assistant Treasurer, Fund
                                                                   Management Company.

ROBERT G. ALLEY  (49)                         Vice President       Senior Vice President, A I M Capital Management,
                                                                   Inc.; and Vice President, A I M Advisors, Inc.

STUART W. COCO (42)                           Vice President       Senior Vice President, A I M Capital Management,
                                                                   Inc. and Vice President, A I M Advisors, Inc.

----------
***      Mr. Arthur and Ms. Relihan are married to each other.

                                             Positions Held
    NAME, ADDRESS AND AGE                    with Registrant          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------               ---------------       ---------------------------------------------------
MELVILLE B. COX  (54)                         Vice President       Vice President and Chief Compliance Officer, A I M
                                                                   Advisors, Inc., A I M Capital Management, Inc.,
                                                                   A I M Distributors, Inc., A I M Fund Services, Inc.,
                                                                   and Fund Management Company.

KAREN DUNN KELLEY (37)                        Vice President       Senior Vice President, A I M Capital Management, Inc.
                                                                   and Vice President, A I M Advisors, Inc.

JONATHAN C. SCHOOLAR (36)                     Vice President       Senior Vice President, A I M Capital Management, Inc.;
                                                                   and Vice President, A I M Advisors, Inc.


         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a Charter adopted by the Board of Directors and such Committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Dunn, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors of such Committee.

         All of the Company's directors also serve as directors or trustees of some or all of the other mutual funds advised or managed by AIM. All of the Company's executive officers hold similar offices with some or all of such mutual funds.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee thereof. Each director of the Company who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1997 for each director of the Company:

                                           RETIREMENT
                                            BENEFITS
                           AGGREGATE        ACCRUED             TOTAL
                         COMPENSATION      BY ALL AIM       COMPENSATION
     DIRECTOR           FROM COMPANY(1)     FUNDS(2)     FROM ALL AIM FUNDS(3)
     --------           ---------------    -----------   ---------------------
Charles T. Bauer           $     0         $      0         $     0
Bruce L. Crockett           10,290           67,774          84,000
Owen Daly II                10,290          103,542          84,000
Edward K. Dunn, Jr.(4)           0                0               0
Jack Fields                  8,529                0          71,000
Carl Frischling(5)          10,290           96,520          84,000
Robert H. Graham                 0                0               0
John F. Kroeger             10,118           94,132          82,500
Lewis F. Pennock            10,290           55,777          84,000
Ian W. Robinson             10,290           85,912          84,000
Louis S. Sklar              10,233           84,370          83,500



----------
(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended December 31, 1997, including interest earned thereon, was $50,274.

(2) During the fiscal year ended December 31, 1997, the total amount of expenses allocated to the Company in respect of such retirement benefits was $15,926. Data reflects compensation estimated for the calendar year ended December 31, 1997.

(3) Messrs. Bauer, Crockett, Daly, Fields, Frischling, Graham, Kroeger, Pennock, Robinson and Sklar each serves as a Director or Trustee of a total of 11 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects compensation estimated for the calendar year ended December 31, 1997.

(4) Mr. Dunn did not serve as a Director during the calendar year ended December 31, 1997.

(5)      See page 25 for fees paid to Mr. Frischling's law firm.


AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of December 31, 1997 for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 11, 0, 1, 20, 20, 16, 10 and 8 years, respectively.


                         ANNUAL BENEFITS UPON RETIREMENT


   Number of
   Years of
 Service With                   Annual Retainer
the Applicable               Paid By All AIM Funds
   AIM Funds                       $80,000
------------------          -----------------------
      10                           $60,000
       9                           $54,000
       8                           $48,000
       7                           $42,000
       6                           $36,000
       5                           $30,000


Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten
(10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

         During the fiscal year ended December 31, 1997, AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund each paid $5,296, $4,400, $4,254, $4,280, $4,727,
$4,950, $4,684, $4,396 and $5,309, respectively, in legal fees to Kramer, Levin, Naftalis & Frankel, the law firm in which Mr. Frischling, a director of the Company, is a partner, as counsel to the Board of Directors.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         Each Fund has entered into a master investment advisory agreement (the "Advisory Agreement") dated February 28, 1997, and a master administrative services agreement (the "Administrative Services Agreement"), dated May 1, 1998, with AIM. A prior investment advisory agreement with substantially identical terms to the Advisory Agreement was in effect prior to February 28, 1997. A prior master administrative services agreement ("Prior Administrative Services Agreement") with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. See "Management" in the Prospectus.

         AIM was organized in 1976, and along with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."

         AIM and the Company have adopted a Code of Ethics (the "Code of Ethics") which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics,
(b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement for the Funds provides that each Fund will pay all expenses of the Fund, including, without limitation: brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually
(i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and
(ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on December 11, 1996 and was approved by the

Funds' shareholders on February 7, 1997. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 1998. The Advisory Agreement became effective on February 28, 1997. The Advisory Agreement provides that the Company or AIM may terminate such agreement with respect to any Fund(s) on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment.

         Pursuant to the Advisory Agreement, AIM receives a fee from each of AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund and AIM V.I. Value Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:


                       AIM V.I. CAPITAL APPRECIATION FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                               AIM V.I. VALUE FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------
First $250 million................................................     0.65%
Over $250 million ................................................     0.60%


                         AIM V.I. AGGRESSIVE GROWTH FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $150 million................................................     0.80%
Over $150 million.................................................     0.625%


                             AIM V.I. BALANCED FUND
                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $150 million.................................................    0.75%
Over $150 million..................................................    0.50%


                        AIM V.I. CAPITAL DEVELOPMENT FUND


                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $350 million................................................     0.75%
Over $350 million.................................................     0.625%

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------
First $250 million................................................     0.60%
Over $250 million.................................................     0.55%

                       AIM V.I. GOVERNMENT SECURITIES FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $250 million................................................     0.50%
Over $250 million.................................................     0.45%

                            AIM V.I. HIGH YIELD FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $200 million ...............................................     0.625%
Next $300 million.................................................     0.55%
Next $500 million.................................................     0.50%
Amount over $1 billion............................................     0.45%

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $250 million................................................     0.75%
Over $250 million.................................................     0.70%

                           AIM V.I. MONEY MARKET FUND

                                                                          ANNUAL
                                                                 NET ASSETS RATE
                                                                 ---------------

First $250 million ................................................    0.40%
Over $250 million..................................................    0.35%


         Each Fund paid to AIM a management fee (net of fee waivers) for the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and the fiscal year ended January 31, 1995, under the Advisory Agreement and a prior, substantially identical advisory agreement, as follows:

                                        December 31,  December 31,    December 31,   January 31,
                                          1997           1996             1995           1995
                                        ------------  ------------    ------------   -----------
AIM V.I. Capital Appreciation Fund      $3,083,708     $1,884,838     $  882,870     $  402,307
AIM V.I. Diversified Income Fund        $  447,539     $  306,235     $  193,008     $   98,044
AIM V.I. Global Utilities Fund          $  106,309     $   57,054     $      -0-     $      -0-*
AIM V.I. Government Securities Fund     $  138,550     $  107,471     $   71,080     $   42,430
AIM V.I. Growth Fund                    $1,453,488     $  916,484     $  434,620     $  231,152
AIM V.I. Growth and Income Fund         $2,609,695     $  678,242     $   46,017     $      -0-*
AIM V.I. International Equity Fund      $1,519,323     $  924,578     $  457,559     $  317,747
AIM V.I. Money Market Fund              $  254,546     $  264,855     $  168,901     $   85,967
AIM V.I. Value Fund                     $3,303,799     $1,955,091     $1,078,007     $  489,030

     * Fees paid were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         For the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and the fiscal year ended January 31, 1995, AIM waived management fees for each Fund as follows:

                                        December 31,    December 31,    December 31,      January 31,
                                           1997             1996            1995             1995
                                        ------------    ------------    ------------      -----------
AIM V.I. Capital Appreciation Fund       $   -0-         $     -0-      $       -0-       $      -0-
AIM V.I. Diversified Income Fund         $   -0-         $     -0-      $       -0-       $    5,046
AIM V.I. Global Utilities Fund           $   -0-         $  15,954      $    32,703       $    9,264*
AIM V.I. Government Securities Fund      $   -0-         $     -0-      $       -0-       $   18,907
AIM V.I. Growth Fund                     $   -0-         $     -0-      $       -0-       $      -0-
AIM V.I. Growth and Income Fund          $   -0-         $     -0-      $    67,802       $   20,806*
AIM V.I. International Equity Fund       $   -0-         $     -0-      $       -0-       $    5,010
AIM V.I. Money Market Fund               $   -0-         $     -0-      $       -0-       $   18,531
AIM V.I. Value Fund                      $   -0-         $     -0-      $       -0-       $      -0-


         * Fees waived were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         In addition to the management fees paid by each Fund for the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and for the fiscal year ended January 31, 1995, AIM absorbed other expenses as follows:


                                               December 31,     December 31,    December 31,     January 31,
                                                   1997             1996           1995            1995
                                               ------------     ------------    ------------     -----------
AIM V.I. Capital Appreciation Fund              $    -0-         $    -0-        $        -0-      $     -0-
AIM V.I. Diversified Income Fund                $    -0-         $    -0-        $        -0-      $     -0-
AIM V.I. Global Utilities Fund                  $    -0-         $    -0-        $     13,800      $  12,000*
AIM V.I. Government Securities Fund             $    -0-         $    -0-        $        -0-      $     -0-
AIM V.I. Growth Fund                            $    -0-         $    -0-        $        -0-      $     -0-
AIM V.I. Growth and Income Fund                 $    -0-         $    -0-        $        -0-      $     -0-*
AIM V.I. International Equity Fund              $    -0-         $    -0-        $        -0-      $     -0-
AIM V.I. Money Market Fund                      $    -0-         $    -0-        $        -0-      $     -0-
AIM V.I. Value Fund                             $    -0-         $    -0-        $        -0-      $     -0-


         * Fee amounts are for the period May 2, 1994 (date operations commenced) through January 31, 1995.

         The Administrative Services Agreement for the Funds provides that AIM may perform certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its expenses. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998.

         The Administrative Services Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The agreement terminates automatically in the event of its assignment or in the event of termination of the Master Investment Advisory Agreement.

         For the fiscal years ended December 31, 1997, December 31, 1996, the eleven months ended December 31, 1995 and for the fiscal year ended January 31, 1995, AIM received reimbursement of administrative services costs from each of the Funds pursuant to the Prior Administrative Services Agreement as follows:

                                            December 31,      December 31,  December 31,     January 31,
                                               1997              1996          1995              1995
                                            ------------     ------------   ------------     -----------
AIM V.I. Capital Appreciation Fund             $43,588          $46,623        $  33,560        $ 23,992
AIM V.I. Diversified Income Fund               $48,683          $49,500        $  36,406        $ 35,441
AIM V.I. Global Utilities Fund                 $47,128          $47,729        $  33,582        $ 13,577*
AIM V.I. Government Securities Fund            $37,872          $38,695        $  30,769        $ 23,230
AIM V.I. Growth Fund                           $44,692          $39,552        $  32,425        $ 23,537
AIM V.I. Growth and Income Fund                $43,065          $38,784        $  31,484        $ 13,596*
AIM V.I. International Equity Fund             $59,724          $58,644        $  21,068        $ 12,000
AIM V.I. Money Market Fund                     $38,289          $29,412        $  22,997        $ 21,019
AIM V.I. Value Fund                            $53,632          $47,116        $  35,540        $ 21,568


         * Fees paid were for the period May 2, 1994 (date operations commenced) through January 31, 1995.

THE DISTRIBUTION AGREEMENT

         The Funds have entered into a master distribution agreement (the "Distribution Agreement") with AIM Distributors, dated February 28, 1997. Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the heading "Management." The Distribution Agreement provides that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to the sale of Fund shares. The Distribution Agreement provides that the Funds shall bear the expenses of qualification of shares of the Fund for sale in connection with the public offering in any jurisdictions where qualification is required by law. AIM Distributors has not undertaken to sell any specified number of shares of the Funds.

         The Distribution Agreement for the Funds provides that it will continue in effect for its initial term and from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company or AIM Distributors may terminate its Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                        DETERMINATION OF NET ASSET VALUE

         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Directors has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Directors at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Directors determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Company. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         Each Fund is treated as a separate association taxable as a corporation.

         Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year and at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

         Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                            MISCELLANEOUS INFORMATION

AUDIT REPORTS

         The Company furnishes semi-annual reports containing information about the Funds and their operations, including a list of the investments held in each Fund's portfolio and their respective financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, serves as the auditors of each Fund.

LEGAL MATTERS

         Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios, and performs certain other ministerial duties. State Street also acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay State Street such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES

         To the best of the knowledge of each Fund, the names of the record holders of 5% or more of the outstanding shares of the Fund as of February 2, 1998, and the percentage of the outstanding shares of such Fund owned by such shareholders as of such date are set out below. The address of the CG Variable Annuity Separate Account is Connecticut General Life Insurance Company, 900 Cottage Grove Road, Hartford, CT 06152-2321. The address of Glenbrook Life and Annuity Company is 3100 Sanders Road, N4C, Northbrook, IL 60062. The address of IDS Life Insurance Company is IDS Tower 10, T27/52, Minneapolis, MN 55440. The address of Merrill Lynch Life Insurance Company is 800 Scudders Mill Road, Plainsboro, NJ 08536. The address of Pruco Life Insurance Company is 751 Broad Street, Newark, NJ 07102. The address of First Citicorp Life Insurance Company is One Court Square, Long Island City, NY 11120.

AIM V.I. CAPITAL APPRECIATION FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  62.52%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  19.49%

Merrill Lynch Life Insurance Company                      -0-                   -0-                  12.08%



AIM V.I. DIVERSIFIED INCOME FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  70.20%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  26.92%*

AIM V.I. GLOBAL UTILITIES FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  68.99%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  26.62%*

--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  64.98%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  20.12%

First Citicorp Life                                       -0-                   -0-                   8.20%

AIM V.I. GROWTH FUND


                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  74.71%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  23.10%


AIM V.I. GROWTH AND INCOME FUND

                                                    PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
IDS Life Insurance Company                                -0-                   -0-                  46.89%*

CG Variable Annuity                                       -0-                   -0-                  20.70%
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  12.04%

Pruco Life Insurance Company                              -0-                   -0-                   6.71%


--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. INTERNATIONAL EQUITY FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  71.47%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  22.36%


AIM V.I. MONEY MARKET FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------

CG Variable Annuity                                       -0-                   -0-                  73.83%*
Separate Account

Glenbrook Life & Annuity Company                          -0-                   -0-                  24.87%


AIM V.I. VALUE FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
----------------------------------------           ----------------        -------------         --------------
CG Variable Annuity                                       -0-                   -0-                  56.64%*
Separate Account

Merrill Lynch Life Insurance Company                      -0-                   -0-                  15.93%

Glenbrook Life & Annuity Company                          -0-                   -0-                  14.45%


--------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         A I M Advisors, Inc. provided the initial capitalization of the AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Funds. Although the Funds expect that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by A I M Advisors, Inc. to less than 1% of the total shares outstanding, as long as A I M Advisors, Inc. owns over 25% of the shares of the Fund that are outstanding, it may be presumed to be in "control" of the Fund, as defined in the 1940 Act.

         As of February 2, 1998, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Company.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS









                                       FS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations), through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                      AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 94.71%

AEROSPACE/DEFENSE - 0.34%

BE Aerospace, Inc.(a)                             27,500 $    735,625
---------------------------------------------------------------------
Precision Castparts Corp.                         17,000    1,025,313
---------------------------------------------------------------------
                                                            1,760,938
---------------------------------------------------------------------

AIR FREIGHT - 0.35%

AirNet Systems, Inc.(a)                           20,000      430,000
---------------------------------------------------------------------
CNF Transportation Inc.                           36,700    1,408,363
---------------------------------------------------------------------
                                                            1,838,363
---------------------------------------------------------------------

AIRLINES - 0.12%

Southwest Airlines Co.                            24,900      613,163
---------------------------------------------------------------------

BANKS (REGIONAL) - 0.64%

AmSouth Bancorporation                            25,000    1,357,812
---------------------------------------------------------------------
North Fork Bancorporation, Inc.                   18,100      607,479
---------------------------------------------------------------------
TCF Financial Corp.                               40,000    1,357,500
---------------------------------------------------------------------
                                                            3,322,791
---------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.08%

Coca-Cola Enterprises Inc.                        11,800      419,637
---------------------------------------------------------------------

BIOTECHNOLOGY - 0.07%

Curative Technologies, Inc.(a)                    12,600      382,725
---------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.22%

CanWest Global Communications Corp. (Canada)      77,700    1,398,600
---------------------------------------------------------------------
Chancellor Media Corp.(a)                          3,636      271,337
---------------------------------------------------------------------
Clear Channel Communications, Inc.(a)             27,600    2,192,475
---------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                      22,100    1,033,175
---------------------------------------------------------------------
Jacor Communications, Inc.(a)                     27,500    1,460,937
---------------------------------------------------------------------
                                                            6,356,524
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 3.01%

ADC Telecommunications, Inc.(a)                  116,700    4,872,225
---------------------------------------------------------------------
Brightpoint, Inc.(a)                              67,200      932,400
---------------------------------------------------------------------
DSC Communications Corp.(a)                      107,300    2,575,200
---------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)              35,000      892,500
---------------------------------------------------------------------
PairGain Technologies, Inc.(a)                    63,100    1,222,562
---------------------------------------------------------------------
REMEC, Inc.(a)                                     7,500      168,750
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                          49,000      820,750
---------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)      21,420      799,234
---------------------------------------------------------------------
Tellabs, Inc.(a)                                  64,800    3,426,300
---------------------------------------------------------------------
                                                           15,709,921
---------------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (HARDWARE) - 2.55%

Citrix Systems, Inc.(a)                       10,000 $    760,000
-----------------------------------------------------------------
Comdisco, Inc.                                68,500    2,290,468
-----------------------------------------------------------------
Compaq Computer Corp.                         41,500    2,342,156
-----------------------------------------------------------------
Concord EFS, Inc.(a)                         118,200    2,940,225
-----------------------------------------------------------------
Dell Computer Corp.(a)                        34,000    2,856,000
-----------------------------------------------------------------
IDX Systems Corp.(a)                          19,600      725,200
-----------------------------------------------------------------
Micron Electronics, Inc.(a)                   29,800      271,925
-----------------------------------------------------------------
Sun Microsystems, Inc.(a)                     28,300    1,128,463
-----------------------------------------------------------------
                                                       13,314,437
-----------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.34%

Bay Networks, Inc.(a)                        120,800    3,087,950
-----------------------------------------------------------------
Cisco Systems, Inc.(a)                        34,950    1,948,463
-----------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)          56,000    1,953,000
-----------------------------------------------------------------
                                                        6,989,413
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.11%

Adaptec, Inc.(a)                              77,700    2,884,612
-----------------------------------------------------------------
EMC Corp.(a)                                 129,200    3,544,925
-----------------------------------------------------------------
Iomega Corp.(a)                              114,000    1,417,875
-----------------------------------------------------------------
Lexmark International Group, Inc.(a)          19,200      729,600
-----------------------------------------------------------------
MicroTouch Systems, Inc.(a)                    5,400       85,050
-----------------------------------------------------------------
SMART Modular Technologies, Inc.(a)           15,000      345,000
-----------------------------------------------------------------
Storage Technology Corp.(a)                   32,600    2,019,164
-----------------------------------------------------------------
                                                       11,026,226
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 8.42%

America Online, Inc.(a)                        7,700      686,744
-----------------------------------------------------------------
Applied Voice Technology, Inc.(a)             10,000      282,500
-----------------------------------------------------------------
Aspect Development, Inc.(a)                   12,500      650,000
-----------------------------------------------------------------
Autodesk, Inc.                                38,500    1,424,500
-----------------------------------------------------------------
Avant! Corp.(a)                               28,600      479,050
-----------------------------------------------------------------
BMC Software, Inc.(a)                         66,700    4,377,188
-----------------------------------------------------------------
Broderbund Software, Inc.(a)                  35,000      896,875
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)              135,900    3,329,550
-----------------------------------------------------------------
CBT Group PLC-ADR (Ireland)(a)                   900       73,913
-----------------------------------------------------------------
Computer Associates International, Inc.       56,250    2,974,219
-----------------------------------------------------------------
Compuware Corp.(a)                           156,600    5,011,200
-----------------------------------------------------------------
Electronic Arts, Inc.(a)                      45,000    1,701,563
-----------------------------------------------------------------
Electronics for Imaging, Inc.(a)               4,600       76,475
-----------------------------------------------------------------
HBO & Co.                                     94,688    4,545,024
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               MARKET
                                                 SHARES        VALUE
COMPUTERS (SOFTWARE & SERVICES) - (CONTINUED)

Microsoft Corp.(a)                                  18,300 $  2,365,275
-----------------------------------------------------------------------
Network Associates, Inc.(a)                          7,900      417,713
-----------------------------------------------------------------------
Oracle Corp.(a)                                     30,662      684,146
-----------------------------------------------------------------------
Parametric Technology Co.(a)                        59,800    2,833,025
-----------------------------------------------------------------------
Platinum Technology, Inc.(a)                        66,800    1,887,100
-----------------------------------------------------------------------
Security Dynamics Technologies, Inc.(a)             34,400    1,229,800
-----------------------------------------------------------------------
Sterling Commerce, Inc.(a)                          75,055    2,884,927
-----------------------------------------------------------------------
Sterling Software, Inc.(a)                          16,800      688,800
-----------------------------------------------------------------------
Symantec Corp.(a)                                   38,000      833,625
-----------------------------------------------------------------------
Synopsys, Inc.(a)                                   69,000    2,466,750
-----------------------------------------------------------------------
Tecnomatix Technologies Ltd. (Israel)(a)            18,600      627,750
-----------------------------------------------------------------------
Wind River Systems(a)                               15,000      595,313
-----------------------------------------------------------------------
                                                             44,023,025
-----------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.29%

Action Performance Companies, Inc.(a)               16,000      606,000
-----------------------------------------------------------------------
Blyth Industries, Inc.(a)                           30,400      910,100
-----------------------------------------------------------------------
                                                              1,516,100
-----------------------------------------------------------------------

CONSUMER FINANCE - 3.35%

Aames Financial Corp.                               30,150      390,066
-----------------------------------------------------------------------
Capital One Financial Corp.                         39,100    2,118,731
-----------------------------------------------------------------------
ContiFinancial Corp.(a)                             15,000      377,813
-----------------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)                  48,000    1,842,000
-----------------------------------------------------------------------
Household International, Inc.                       39,600    5,051,475
-----------------------------------------------------------------------
IMC Mortgage Co.(a)                                 62,000      736,250
-----------------------------------------------------------------------
MBNA Corp.                                         103,988    2,840,159
-----------------------------------------------------------------------
Money Store, Inc. (The)                             40,000      840,000
-----------------------------------------------------------------------
Providian Financial Corp.                           20,000      903,750
-----------------------------------------------------------------------
SLM Holding Corp.                                   17,500    2,434,688
-----------------------------------------------------------------------
                                                             17,534,932
-----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.94%

Cardinal Health, Inc.                               43,025    3,232,253
-----------------------------------------------------------------------
McKesson Corp.                                      15,600    1,687,725
-----------------------------------------------------------------------
                                                              4,919,978
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.84%

American Power Conversion Corp.(a)                  49,800    1,176,525
-----------------------------------------------------------------------
Avid Technology, Inc.(a)                            18,700      500,225
-----------------------------------------------------------------------
AVX Corp.                                           39,300      724,594
-----------------------------------------------------------------------
Berg Electronics Corp.(a)                           27,200      618,800
-----------------------------------------------------------------------
Black Box Corp.(a)                                  19,400      686,275
-----------------------------------------------------------------------
HADCO Corp.(a)                                      17,500      791,875
-----------------------------------------------------------------------
Kemet Corp.(a)                                      39,000      755,625
-----------------------------------------------------------------------
Molex, Inc.                                          4,300      138,138
-----------------------------------------------------------------------
Molex, Inc.-Class A                                 13,133      377,552
-----------------------------------------------------------------------
Sanmina Corp.(a)                                    25,000    1,693,750
-----------------------------------------------------------------------
Sawtek Inc.(a)                                      14,900      392,988
-----------------------------------------------------------------------
SCI Systems, Inc.(a)                                92,400    4,025,175
-----------------------------------------------------------------------
Solectron Corp.(a)                                  39,200    1,629,250
-----------------------------------------------------------------------
Symbol Technologies, Inc.                           35,000    1,321,250
-----------------------------------------------------------------------
                                                             14,832,022
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.82%

Arrow Electronics, Inc.(a)                           50,400 $  1,634,850
------------------------------------------------------------------------
Avnet, Inc.                                          28,100    1,854,600
------------------------------------------------------------------------
Kent Electronics Corp.(a)                            31,600      793,950
------------------------------------------------------------------------
                                                               4,283,400
------------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.79%

Methode Electronics, Inc.-Class A                    39,450      641,063
------------------------------------------------------------------------
Perkin-Elmer Corp.                                   36,200    2,572,463
------------------------------------------------------------------------
Tektronix, Inc.                                      23,100      916,781
------------------------------------------------------------------------
                                                               4,130,307
------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 5.72%

Altera Corp.(a)                                      69,000    2,285,625
------------------------------------------------------------------------
ANADIGICS, Inc.(a)                                   25,000      753,125
------------------------------------------------------------------------
Analog Devices, Inc.(a)                              64,700    1,791,381
------------------------------------------------------------------------
ASM Lithography Holding N.V. (Netherlands)(a)        11,600      783,000
------------------------------------------------------------------------
Atmel Corp.(a)                                       74,400    1,381,050
------------------------------------------------------------------------
Burr-Brown Corp.(a)                                  27,700      889,863
------------------------------------------------------------------------
Dallas Semiconductor Corp.                           38,400    1,564,800
------------------------------------------------------------------------
Intel Corp.                                          18,800    1,320,700
------------------------------------------------------------------------
Lattice Semiconductor Corp.(a)                       32,400    1,534,950
------------------------------------------------------------------------
Linear Technology Corp.                              45,100    2,598,888
------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                  137,800    4,754,100
------------------------------------------------------------------------
Microchip Technology, Inc.(a)                       107,500    3,225,000
------------------------------------------------------------------------
National Semiconductor Corp.(a)                     103,000    2,671,563
------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                  25,000      775,000
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Taiwan)(a)                                         19,000      345,563
------------------------------------------------------------------------
Texas Instruments, Inc.                              20,000      900,000
------------------------------------------------------------------------
Unitrode Corp.(a)                                    14,000      301,000
------------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                       18,000      679,500
------------------------------------------------------------------------
Xilinx, Inc.(a)                                      38,000    1,332,375
------------------------------------------------------------------------
                                                              29,887,483
------------------------------------------------------------------------

ENTERTAINMENT - 0.20%

Regal Cinemas, Inc.(a)                               37,500    1,045,313
------------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 1.41%

Applied Materials, Inc.(a)                           35,700    1,075,463
------------------------------------------------------------------------
BMC Industries, Inc.                                  5,000       80,625
------------------------------------------------------------------------
Etec Systems, Inc.(a)                                10,000      465,000
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                  47,600    1,838,550
------------------------------------------------------------------------
Lam Research Corp.(a)                                52,700    1,541,475
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                            41,000    1,324,813
------------------------------------------------------------------------
Teradyne, Inc.(a)                                    33,000    1,056,000
------------------------------------------------------------------------
                                                               7,381,926
------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.36%

MGIC Investment Corp.                                78,000    5,187,000
------------------------------------------------------------------------
Newcourt Credit Group, Inc. (Canada)                  9,900      330,413
------------------------------------------------------------------------
SunAmerica, Inc.                                     37,500    1,603,125
------------------------------------------------------------------------
                                                               7,120,538
------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                             MARKET
                                                 SHARES      VALUE
FOOTWEAR - 0.26%

Adidas A.G. (Germany)                               4,000 $    526,070
----------------------------------------------------------------------
Wolverine World Wide, Inc.                         37,900      857,488
----------------------------------------------------------------------
                                                             1,383,558
----------------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES - 0.20%

International Game Technology                      26,700      674,175
----------------------------------------------------------------------
MGM Grand, Inc.(a)                                 10,000      360,625
----------------------------------------------------------------------
                                                             1,034,800
----------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.29%

Alpharma, Inc.                                     12,750      277,313
----------------------------------------------------------------------
Biovail Corporation International (Canada)(a)      10,000      390,625
----------------------------------------------------------------------
Columbia Laboratories, Inc.(a)                     20,000      317,500
----------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                      32,300    1,481,763
----------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    64,200    3,286,238
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       21,200    1,045,425
----------------------------------------------------------------------
Jones Medical Industries, Inc.                     47,500    1,816,875
----------------------------------------------------------------------
Mylan Laboratories, Inc.                           60,300    1,262,531
----------------------------------------------------------------------
Parexel International Corp.(a)                     13,300      492,100
----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    50,000    1,621,875
----------------------------------------------------------------------
                                                            11,992,245
----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 2.92%

Health Management Associates, Inc.-Class A(a)     201,768    5,094,642
----------------------------------------------------------------------
Quorum Health Group, Inc.(a)                       69,500    1,815,688
----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                         148,465    4,917,903
----------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         68,400    3,445,650
----------------------------------------------------------------------
                                                            15,273,883
----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.82%

Beverly Enterprises, Inc.(a)                       90,000    1,170,000
----------------------------------------------------------------------
Health Care and Retirement Corp.(a)                70,000    2,817,500
----------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              199,500    5,536,125
----------------------------------------------------------------------
                                                             9,523,625
----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.20%

American Oncology Resources, Inc.(a)               10,000      160,000
----------------------------------------------------------------------
Concentra Managed Care, Inc.(a)                    41,500    1,400,625
----------------------------------------------------------------------
Express Scripts, Inc.-Class A(a)                   21,800    1,308,000
----------------------------------------------------------------------
HealthCare COMPARE Corp.(a)                        24,100    1,232,113
----------------------------------------------------------------------
PhyCor, Inc.(a)                                    81,300    2,195,100
----------------------------------------------------------------------
                                                             6,295,838
----------------------------------------------------------------------

                                                      MARKET
                                            SHARES    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.54%

Arterial Vascular Engineering, Inc.(a)       15,200 $  988,000
--------------------------------------------------------------
Biomet, Inc.                                 37,200    953,250
--------------------------------------------------------------
Dentsply International, Inc.                 32,000    976,000
--------------------------------------------------------------
Guidant Corp.                                21,600  1,344,600
--------------------------------------------------------------
Henry Schein, Inc.(a)                        28,485    996,975
--------------------------------------------------------------
Medtronic, Inc.                              33,500  1,752,469
--------------------------------------------------------------
Physician Sales & Service, Inc.(a)           33,000    709,500
--------------------------------------------------------------
Quintiles Transnational Corp.(a)             35,600  1,361,700
--------------------------------------------------------------
Sofamor Danek Group, Inc.(a)                 12,000    780,750
--------------------------------------------------------------
Stryker Corp.                                14,200    528,950
--------------------------------------------------------------
Sybron International Corp.(a)                61,800  2,900,738
--------------------------------------------------------------
                                                    13,292,932
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 2.21%

American HomePatient, Inc.(a)                22,050    518,175
--------------------------------------------------------------
Covance, Inc.(a)                             82,525  1,640,184
--------------------------------------------------------------
FPA Medical Management, Inc.(a)              56,600  1,054,175
--------------------------------------------------------------
Lincare Holdings, Inc.(a)                    40,500  2,308,500
--------------------------------------------------------------
Omnicare, Inc.                              143,900  4,460,900
--------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)      15,000    249,375
--------------------------------------------------------------
PharMerica, Inc.(a)                          40,959    424,950
--------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)           31,333    861,658
--------------------------------------------------------------
Transition Systems, Inc.(a)                     600     13,275
--------------------------------------------------------------
                                                    11,531,192
--------------------------------------------------------------

HOMEBUILDING - 0.29%

Clayton Homes, Inc.                          65,000  1,170,000
--------------------------------------------------------------
Oakwood Homes Corp.                          10,100    335,194
--------------------------------------------------------------
                                                     1,505,194
--------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.28%

Leggett & Platt, Inc.                        35,000  1,465,625
--------------------------------------------------------------

HOUSEWARES - 0.05%

Central Garden and Pet Co.(a)                10,000    262,500
--------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.64%

Everest Reinsurance Holdings, Inc.           35,000  1,443,750
--------------------------------------------------------------
Executive Risk Inc.                           4,400    307,175
--------------------------------------------------------------
HCC Insurance Holdings, Inc.                  9,200    195,500
--------------------------------------------------------------
Mercury General Corp.                        25,000  1,381,250
--------------------------------------------------------------
                                                     3,327,675
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.20%

Paine Webber Group Inc.                      30,000  1,036,875
--------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                        MARKET
                                            SHARES      VALUE
INVESTMENT MANAGEMENT - 0.54%

Franklin Resources, Inc.                      11,500 $    999,779
-----------------------------------------------------------------
T. Rowe Price Associates, Inc.                29,000    1,823,375
-----------------------------------------------------------------
                                                        2,823,154
-----------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.64%

Callaway Golf Co.                             16,900      482,706
-----------------------------------------------------------------
GTECH Holdings Corp.(a)                       21,300      680,269
-----------------------------------------------------------------
Harley-Davidson, Inc.                         53,600    1,467,300
-----------------------------------------------------------------
North Face, Inc. (The)(a)                     12,500      275,000
-----------------------------------------------------------------
Speedway Motorsports, Inc.(a)                 17,900      444,144
-----------------------------------------------------------------
                                                        3,349,419
-----------------------------------------------------------------

LODGING (HOTELS) - 0.47%

Choice Hotels International, Inc.(a)          36,000      576,000
-----------------------------------------------------------------
Promus Hotel Corp.(a)                         42,544    1,786,838
-----------------------------------------------------------------
Sunburst Hospitality Corp.(a)                 12,000      118,500
-----------------------------------------------------------------
                                                        2,481,338
-----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.02%

AMETEK, Inc.                                   9,000      243,000
-----------------------------------------------------------------
Hillenbrand Industries, Inc.                  26,200    1,341,113
-----------------------------------------------------------------
Pentair, Inc.                                 14,500      521,094
-----------------------------------------------------------------
Thermo Electron Corp.(a)                      44,300    1,971,350
-----------------------------------------------------------------
Tyco International Ltd. (Bermuda)             27,936    1,258,866
-----------------------------------------------------------------
                                                        5,335,423
-----------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.74%

Cognex Corp.(a)                               42,500    1,158,125
-----------------------------------------------------------------
Diebold, Inc.                                 32,100    1,625,063
-----------------------------------------------------------------
US Filter Corp.(a)                            36,100    1,080,740
-----------------------------------------------------------------
                                                        3,863,928
-----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.20%

Herman Miller, Inc.                           14,000      763,875
-----------------------------------------------------------------
HON INDUSTRIES, Inc.                           4,900      289,100
-----------------------------------------------------------------
                                                        1,052,975
-----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 8.60%

Baker Hughes, Inc.                            38,500    1,679,563
-----------------------------------------------------------------
BJ Services Co.(a)                            43,000    3,093,313
-----------------------------------------------------------------
Camco International, Inc.                     41,500    2,643,031
-----------------------------------------------------------------
Cooper Cameron Corp.(a)                       44,000    2,684,000
-----------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)       30,200      545,488
-----------------------------------------------------------------
Diamond Offshore Drilling, Inc.               37,500    1,804,688
-----------------------------------------------------------------
ENSCO International, Inc.                     42,500    1,423,750
-----------------------------------------------------------------
EVI, Inc.(a)                                  35,600    1,842,300
-----------------------------------------------------------------

                                                        MARKET
                                              SHARES    VALUE
OIL & GAS (DRILLING & EQUIPMENT) - (CONTINUED)

Falcon Drilling Co., Inc.(a)                   59,000 $2,068,688
----------------------------------------------------------------
Global Industries Ltd.(a)                      85,000  1,445,000
----------------------------------------------------------------
Global Marine, Inc.(a)                         27,000    661,500
----------------------------------------------------------------
Halliburton Co.                                19,200    997,200
----------------------------------------------------------------
Input/Output, Inc.(a)                          58,500  1,736,719
----------------------------------------------------------------
Lone Star Technologies, Inc.(a)                27,000    766,125
----------------------------------------------------------------
Marine Drilling Companies, Inc.(a)             64,800  1,344,600
----------------------------------------------------------------
Nabors Industries, Inc.(a)                     57,400  1,804,513
----------------------------------------------------------------
National-Oilwell, Inc.(a)                      36,600  1,251,263
----------------------------------------------------------------
Noble Drilling Corp.(a)                        45,000  1,378,125
----------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)     15,000    971,250
----------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)           60,000  1,462,500
----------------------------------------------------------------
Pride International, Inc.(a)                   79,500  2,007,375
----------------------------------------------------------------
Rowan Companies, Inc.(a)                       41,000  1,250,500
----------------------------------------------------------------
Santa Fe International Corp.                   14,100    573,694
----------------------------------------------------------------
Smith International, Inc.(a)                   35,300  2,166,538
----------------------------------------------------------------
Transocean Offshore Inc.                       49,000  2,361,188
----------------------------------------------------------------
Varco International, Inc.(a)                  116,600  2,499,613
----------------------------------------------------------------
Veritas DGC, Inc.(a)                           35,800  1,414,100
----------------------------------------------------------------
Weatherford Enterra, Inc.(a)                   25,000  1,093,750
----------------------------------------------------------------
                                                      44,970,374
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.08%

Apache Corp.                                   30,000  1,051,875
----------------------------------------------------------------
Burlington Resources, Inc.                     29,100  1,304,044
----------------------------------------------------------------
Ocean Energy, Inc.(a)                          26,000  1,282,125
----------------------------------------------------------------
Pioneer Natural Resources Co.                  13,000    376,188
----------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)             80,000    900,000
----------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)   15,000    750,000
----------------------------------------------------------------
                                                       5,664,232
----------------------------------------------------------------

PERSONAL CARE - 0.54%

Perrigo Co.(a)                                 75,000  1,003,125
----------------------------------------------------------------
Rexall Sundown, Inc.(a)                        60,200  1,817,288
----------------------------------------------------------------
                                                       2,820,413
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.28%

Xerox Corp.                                    19,600  1,446,725
----------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.36%

AES Corp.(a)                                   40,000  1,865,000
----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                        MARKET
                                            SHARES      VALUE
RESTAURANTS - 1.39%

Apple South, Inc.                             77,800 $  1,021,125
-----------------------------------------------------------------
Applebee's International, Inc.                53,600      968,150
-----------------------------------------------------------------
Brinker International, Inc.(a)                36,600      585,600
-----------------------------------------------------------------
CKE Restaurants, Inc.                         35,900    1,512,288
-----------------------------------------------------------------
Cracker Barrel Old Country Store, Inc.        40,000    1,335,000
-----------------------------------------------------------------
Foodmaker, Inc.(a)                            10,000      150,625
-----------------------------------------------------------------
Outback Steakhouse, Inc.(a)                   21,000      603,750
-----------------------------------------------------------------
Starbucks Corp.(a)                            28,200    1,082,175
-----------------------------------------------------------------
                                                        7,258,713
-----------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.60%

Eagle Hardware & Garden, Inc.(a)              37,500      726,563
-----------------------------------------------------------------
Fastenal Co.                                  14,500      554,625
-----------------------------------------------------------------
Home Depot, Inc.                              10,950      644,681
-----------------------------------------------------------------
Lowe's Companies, Inc.                        25,000    1,192,188
-----------------------------------------------------------------
                                                        3,118,057
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 2.09%

Best Buy Co., Inc.(a)                         36,800    1,357,000
-----------------------------------------------------------------
CHS Electronics, Inc.(a)                      75,000    1,284,375
-----------------------------------------------------------------
CompUSA, Inc.(a)                             116,700    3,617,700
-----------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                 40,700    1,185,388
-----------------------------------------------------------------
Tech Data Corp.(a)                            89,900    3,494,863
-----------------------------------------------------------------
                                                       10,939,326
-----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.67%

Kohl's Corp.(a)                               18,400    1,253,500
-----------------------------------------------------------------
Nordstrom, Inc.                               28,100    1,696,538
-----------------------------------------------------------------
Proffitt's, Inc.(a)                           20,200      574,438
-----------------------------------------------------------------
                                                        3,524,476
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.81%

Consolidated Stores Corp.(a)                  95,162    4,181,180
-----------------------------------------------------------------
Dollar General Corp.                          24,002      870,073
-----------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                   37,650    1,557,769
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                55,750    1,937,313
-----------------------------------------------------------------
Ross Stores, Inc.                             24,600      894,825
-----------------------------------------------------------------
                                                        9,441,160
-----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.68%

CVS Corp.                                      7,773      497,958
-----------------------------------------------------------------
Rite Aid Corp.                                52,280    3,068,183
-----------------------------------------------------------------
                                                        3,566,141
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.92%

American Stores Co.                           11,100      228,244
-----------------------------------------------------------------
Kroger Co.(a)                                103,500    3,823,031
-----------------------------------------------------------------
Quality Food Centers, Inc.(a)                 14,800      991,600
-----------------------------------------------------------------
Safeway, Inc.(a)                              78,700    4,977,775
-----------------------------------------------------------------
                                                       10,020,650
-----------------------------------------------------------------

                                                        MARKET
                                            SHARES      VALUE
RETAIL (GENERAL MERCHANDISE) - 0.88%

Costco Companies, Inc.(a)                     17,400 $    776,475
-----------------------------------------------------------------
Dayton Hudson Corp.                           28,800    1,944,000
-----------------------------------------------------------------
Fred Meyer, Inc.(a)                           51,600    1,876,950
-----------------------------------------------------------------
                                                        4,597,425
-----------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.78%

CDW Computer Centers, Inc.(a)                 58,500    3,049,313
-----------------------------------------------------------------
Micro Warehouse, Inc.(a)                      72,900    1,016,044
-----------------------------------------------------------------
                                                        4,065,357
-----------------------------------------------------------------

RETAIL (SPECIALTY) - 3.95%

AutoZone, Inc.(a)                             20,000      580,000
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)                    45,500    1,751,750
-----------------------------------------------------------------
Finish Line, Inc. (The)-Class A(a)            19,100      250,688
-----------------------------------------------------------------
General Nutrition Companies, Inc.(a)          39,200    1,332,800
-----------------------------------------------------------------
Hollywood Entertainment Corp.(a)              67,800      720,375
-----------------------------------------------------------------
Inacom Corp.(a)                               20,600      578,088
-----------------------------------------------------------------
Michaels Stores, Inc.(a)                      57,500    1,681,875
-----------------------------------------------------------------
Office Depot, Inc.(a)                         84,400    2,020,325
-----------------------------------------------------------------
Petco Animal Supplies, Inc.(a)                25,600      614,400
-----------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                    30,100      731,806
-----------------------------------------------------------------
Staples, Inc.(a)                             135,925    3,771,919
-----------------------------------------------------------------
Tiffany & Co.                                 41,100    1,482,169
-----------------------------------------------------------------
Toys "R" Us, Inc.(a)                          28,400      892,825
-----------------------------------------------------------------
Viking Office Products, Inc.(a)              117,300    2,558,606
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                      39,600    1,658,250
-----------------------------------------------------------------
                                                       20,625,876
-----------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.67%

Gap, Inc.                                     49,050    1,738,209
-----------------------------------------------------------------
The TJX Companies, Inc.                       51,500    1,770,313
-----------------------------------------------------------------
                                                        3,508,522
-----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.16%

Dime Bancorp, Inc.                            27,300      825,825
-----------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.31%

Omnicom Group, Inc.                           38,800    1,644,150
-----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.27%

Avis Rent A Car, Inc.(a)                      30,000      958,125
-----------------------------------------------------------------
Cendant Corp.(a)                              42,535    1,462,136
-----------------------------------------------------------------
Cerner Corp.(a)                               74,200    1,567,475
-----------------------------------------------------------------
Cintas Corp.                                   8,000      312,000
-----------------------------------------------------------------
Equity Corp. International(a)                 13,800      319,125
-----------------------------------------------------------------
Service Corp. International                  129,000    4,764,931
-----------------------------------------------------------------
Stewart Enterprises, Inc.- Class A            53,750    2,506,094
-----------------------------------------------------------------
                                                       11,889,886
-----------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                           MARKET
                                              SHARES       VALUE
SERVICES (COMPUTER SYSTEMS) - 1.29%

Cambridge Technology Partners, Inc.(a)          17,800 $    740,925
-------------------------------------------------------------------
Gartner Group, Inc.(a)                          70,500    2,626,125
-------------------------------------------------------------------
Shared Medical Systems Corp.                    25,600    1,689,600
-------------------------------------------------------------------
SunGard Data Systems Inc.(a)                    55,200    1,711,200
-------------------------------------------------------------------
                                                          6,767,850
-------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 2.47%

Affiliated Computer Services, Inc.(a)           30,500      802,531
-------------------------------------------------------------------
The BISYS Group, Inc.(a)                        12,000      399,000
-------------------------------------------------------------------
Ceridian Corp.(a)                               25,700    1,177,381
-------------------------------------------------------------------
CSG Systems International, Inc.(a)              27,400    1,096,000
-------------------------------------------------------------------
DST Systems, Inc.(a)                            34,800    1,485,525
-------------------------------------------------------------------
Equifax, Inc.                                   14,000      496,125
-------------------------------------------------------------------
Fiserv, Inc.(a)                                 51,900    2,549,588
-------------------------------------------------------------------
National Data Corp.                             22,500      812,813
-------------------------------------------------------------------
Paychex, Inc.                                   67,350    3,409,594
-------------------------------------------------------------------
PMT Services, Inc.(a)                           50,500      700,688
-------------------------------------------------------------------
                                                         12,929,245
-------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.13%

AccuStaff, Inc.(a)                              29,300      673,900
-------------------------------------------------------------------

SPECIALTY PRINTING - 0.25%

Valassis Communications, Inc.(a)                35,000    1,295,000
-------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.32%

Nokia Oyj A.B.-Class A (Finland)                 4,300      300,553
-------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)            19,600    1,372,000
-------------------------------------------------------------------
                                                          1,672,553
-------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.44%

Billing Information Concepts(a)                 31,000    1,488,000
-------------------------------------------------------------------
CIENA Corp.(a)                                  39,100    2,389,988
-------------------------------------------------------------------
LCI International, Inc.(a)                     118,600    3,646,950
-------------------------------------------------------------------
                                                          7,524,938
-------------------------------------------------------------------

TELEPHONE - 0.27%

Cincinnati Bell, Inc.                           46,300    1,435,300
-------------------------------------------------------------------

TEXTILES (APPAREL) - 1.52%

Jones Apparel Group, Inc.(a)                    44,900    1,930,700
-------------------------------------------------------------------
Liz Claiborne, Inc.                             41,500    1,735,210
-------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                    51,600    1,199,700
-------------------------------------------------------------------
St. John Knits, Inc.                            26,700    1,068,000
-------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                         57,100    2,005,630
-------------------------------------------------------------------
                                                          7,939,240
-------------------------------------------------------------------

TEXTILES (SPECIALTY) - 0.39%

Unifi, Inc.                                     49,500    2,014,031
-------------------------------------------------------------------
TRUCKS & PARTS - 0.05%
Wabash National Corp.                           10,000      284,375
-------------------------------------------------------------------

                                                        MARKET
                                          SHARES        VALUE
WASTE MANAGEMENT - 1.06%

Thermo Instrument Systems, Inc.(a)           42,125 $  1,450,680
----------------------------------------------------------------
USA Waste Services, Inc.(a)                 104,675    4,108,497
----------------------------------------------------------------
                                                       5,559,177
----------------------------------------------------------------
  Total Common Stocks                                495,129,258
----------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.07%

FINANCIAL (DIVERSIFIED) - 0.07%

MGIC Investment Corp.-$3.12 Conv. Pfd.        3,500      388,500
----------------------------------------------------------------

RIGHTS - 0.07%

FINANCIAL (DIVERSIFIED) - 0.07%

Newcourt Credit Group, Inc. (Canada)         11,400      374,775
----------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT
CONVERTIBLE CORPORATE BONDS - 0.14%

COMPUTERS (PERIPHERALS) - 0.14%

EMC Corp., Conv. Sub. Notes, 3.25%,
 03/15/02                               $   550,000      742,363
----------------------------------------------------------------

REPURCHASE AGREEMENTS - 3.67%(b)

Goldman Sachs & Co., 6.53%,
 01/02/98(c)                                509,896      509,896
----------------------------------------------------------------
Smith Barney, Inc., 6.75%,
 01/02/98(d)                             18,650,989   18,650,989
----------------------------------------------------------------
  Total Repurchase Agreements                         19,160,885
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.66%                           515,795,781
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.34%                  6,984,297
----------------------------------------------------------------
NET ASSETS - 100.00%                                $522,780,078
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14% due 01/08/98 to 05/15/21 with a market value at 12/31/97 of
    $918,902,583.
(d) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with a market value at 12/31/97 of
    $408,000,323.

Abbreviations:
ADR- American Depositary Receipt
Conv.- Convertible
Pfd.- Preferred
Sub.- Subordinated

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $404,013,691)          $515,795,781
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            9,116,531
----------------------------------------------------------------------
 Capital stock sold                                            344,734
----------------------------------------------------------------------
 Dividends and interest                                        129,747
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,105
----------------------------------------------------------------------
Organizational costs, net                                          965
----------------------------------------------------------------------
Other assets                                                       970
----------------------------------------------------------------------
  Total assets                                             525,407,833
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,977,594
----------------------------------------------------------------------
 Capital stock reacquired                                      301,121
----------------------------------------------------------------------
 Deferred compensation plan                                     19,105
----------------------------------------------------------------------
Accrued advisory fees                                          287,049
----------------------------------------------------------------------
Accrued directors' fees                                          2,657
----------------------------------------------------------------------
Accrued administrative service fees                              3,404
----------------------------------------------------------------------
Accrued operating expenses                                      36,825
----------------------------------------------------------------------
  Total liabilities                                          2,627,755
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $522,780,078
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                24,031,390
======================================================================
Net asset value, offering and redemption price per share  $      21.75
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $19,940 foreign withholding tax)             $ 1,141,020
---------------------------------------------------------------------------
Interest                                                         3,099,764
---------------------------------------------------------------------------
  Total investment income                                        4,240,784
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    3,083,708
---------------------------------------------------------------------------
Administrative service fees                                         43,588
---------------------------------------------------------------------------
Custodian fees                                                      85,219
---------------------------------------------------------------------------
Directors' fees and expenses                                        10,814
---------------------------------------------------------------------------
Organizational costs                                                 2,892
---------------------------------------------------------------------------
Other                                                              105,711
---------------------------------------------------------------------------
  Total expenses                                                 3,331,932
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (5,157)
---------------------------------------------------------------------------
  Net expenses                                                   3,326,775
---------------------------------------------------------------------------
Net investment income                                              914,009
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:

Investment securities                                           11,600,242
---------------------------------------------------------------------------
Foreign currencies                                                  (1,983)
---------------------------------------------------------------------------
Futures contracts                                                4,557,682
---------------------------------------------------------------------------
                                                                16,155,941
---------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

Investment securities                                           36,215,593
---------------------------------------------------------------------------
Futures contracts                                                 (261,890)
---------------------------------------------------------------------------
                                                                35,953,703
---------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 futures contracts                                              52,109,644
---------------------------------------------------------------------------
Net increase in net assets resulting from operations           $53,023,653
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $    914,009  $    521,505
------------------------------------------------------------------------------
 Net realized gain on sales of investment
  securities, foreign currencies and futures
  contracts                                          16,155,941     6,958,471
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and futures contracts                   35,953,703    36,611,035
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       53,023,653    44,091,011
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (536,874)     (546,109)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (6,902,664)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions        107,132,798   114,365,840
------------------------------------------------------------------------------
   Net increase in net assets                       152,716,913   157,910,742
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  370,063,165   212,152,423
------------------------------------------------------------------------------
 End of year                                       $522,780,078  $370,063,165
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $394,408,721  $287,275,923
------------------------------------------------------------------------------
 Undistributed net investment income                    876,543       491,407
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies and futures
  contracts                                          15,712,724     6,467,448
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and futures contracts                             111,782,090    75,828,387
------------------------------------------------------------------------------
                                                   $522,780,078  $370,063,165
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are

                      AIM V.I. CAPITAL APPRECIATION FUND
   determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, undistributed net investment income was increased by $8,001 and undistributed net realized gains decreased by $8,001 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company AIM, with respect to the Fund, the Company has agreed to reimburse certain costs incurred in providing accounting services to the Fund.
During the year ended December 31, 1997, AIM was reimbursed $43,588 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $5,296 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,946 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $3,211 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,157 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $405,928,809 and $281,447,431, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $131,285,959
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (20,124,306)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $111,161,653
===========================================================================

 Cost of investments for tax purposes is $404,634,128.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  -----------------------
                             SHARES       AMOUNT      SHARES       AMOUNT
                           ----------  ------------  ---------  ------------
Sold                        9,656,144  $202,278,514  7,080,357  $129,652,839
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                357,327     7,439,538     28,864       546,109
-----------------------------------------------------------------------------
Reacquired                 (5,025,910) (102,585,254)  (887,800)  (15,833,108)
-----------------------------------------------------------------------------
                            4,987,561  $107,132,798  6,221,421  $114,365,840
=============================================================================

                      AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                          ----------------------------------     -----------------
                            1997            1996      1995        1995      1994
                          --------        --------  --------     -------   -------
Net asset value,
 beginning of period      $  19.43        $  16.55  $  12.05     $ 12.58   $ 10.00
----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.03            0.02      0.04        0.05        --
----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.58            2.89      4.46       (0.54)     2.59
----------------------------------------------------------------------------------
   Total from investment
    operations                2.61            2.91      4.50       (0.49)     2.59
----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.02)          (0.03)       --       (0.04)    (0.01)
----------------------------------------------------------------------------------
  Dividends from net
   realized gains            (0.27)             --        --          --        --
----------------------------------------------------------------------------------
   Total distributions       (0.29)          (0.03)       --       (0.04)    (0.01)
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  21.75        $  19.43  $  16.55     $ 12.05   $ 12.58
==================================================================================
Total return(a)              13.51%          17.58%    37.38%      (3.91)%   25.90%
==================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $522,642        $370,063  $212,152     $88,177   $35,354
==================================================================================
Ratio of expenses to
 average net assets           0.68%(b)(c)     0.73%     0.75%(d)    0.84%     1.06%(d)
==================================================================================
Ratio of net investment
 income to average net
 assets                       0.18%(b)        0.18%     0.39%(d)    0.46%     0.07%(d)
==================================================================================
Portfolio turnover rate         65%             59%       37%         81%       34%
==================================================================================
Average brokerage
 commission rate(e)       $ 0.0577        $ 0.0592       N/A         N/A       N/A
==================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $493,118,049.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                       AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 65.11%

AGRICULTURAL PRODUCTS - 0.17%

Hines Horticulture, Inc., Series B Sr. Gtd. Sub.
 Notes, 11.75%, 10/15/05                                $   140,000 $   154,700
-------------------------------------------------------------------------------

AIRLINES - 3.05%

Airplanes Pass Through Trust, Sub. Bonds, 10.875%,
 03/15/19                                                   300,000     337,689
-------------------------------------------------------------------------------
America West Airlines, Pass Through Certificates,
 6.86%, 07/02/04                                            882,000     888,632
-------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%,
 05/15/16                                                   825,000     975,488
-------------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Certificates,
 9.56%, 10/19/18                                            425,000     522,640
-------------------------------------------------------------------------------
                                                                      2,724,449
-------------------------------------------------------------------------------

AUTOMOBILES - 0.55%

General Motors Corp., Deb., 8.80%, 03/01/21                 400,000     491,084
-------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 1.02%

First Union Bancorp, Sub. Deb., 7.50%, 04/15/35             800,000     913,944
-------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.55%

Bankers Trust New York Corp., Gtd. Notes, 7.875%,
 02/25/27                                                   600,000     618,579
-------------------------------------------------------------------------------
Deutsche Bank Financial, Gtd. Unsec. Sub. Deb., 6.70%,
 12/13/06                                                   750,000     766,283
-------------------------------------------------------------------------------
                                                                      1,384,862
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.51%

Mercantile Bank,
 Sub. Notes, 6.375%, 01/15/04                               300,000     299,106
-------------------------------------------------------------------------------
 Unsec. Sub. Notes, 7.30%, 06/15/07                       1,000,000   1,052,930
-------------------------------------------------------------------------------
                                                                      1,352,036
-------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.27%

Coca-Cola Enterprises, Inc., Putable Notes, 6.72%,
 06/20/20(b)                                              5,000,000   1,132,650
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.18%

Cablevision Systems Corp., Sr. Notes, 7.875%, 12/15/07      500,000     513,125
-------------------------------------------------------------------------------
Capstar Broadcasting Partners, Sr. Disc. Notes,
 12.75%, 02/01/09(c)                                        490,000     355,250
-------------------------------------------------------------------------------
Comcast Cable Communications, Notes, 8.50%, 05/01/27        500,000     583,750
-------------------------------------------------------------------------------
Diamond Cable Communications PLC (United Kingdom), Sr.
 Yankee Disc. Notes, 10.75%, 02/15/07(c)                  1,160,000     794,600
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) - (CONTINUED)

EchoStar DBS Corp., Sr. Sec. Gtd. Notes, 12.50%,
 07/01/02                                               $   430,000 $   468,700
-------------------------------------------------------------------------------
Knology Holdings Inc., Units, 11.875%, 10/15/07
 (acquired 11/14/97; cost $310,500)(c)(d)(e)                600,000     327,000
-------------------------------------------------------------------------------
Rifkin Acquisition Partners L.L.P., Sr. Sub. Notes,
 11.125%, 01/15/06                                          100,000     111,000
-------------------------------------------------------------------------------
TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05         850,000     911,081
-------------------------------------------------------------------------------
TeleWest Communications PLC (United Kingdom), Sr.
 Yankee Disc. Deb., 11.00%, 10/01/07(c)                     300,000     234,750
-------------------------------------------------------------------------------
United International Holdings, Inc., Sr. Sec. Disc.
 Notes, 10.53%, 11/15/99(b)                                 400,000     330,000
-------------------------------------------------------------------------------
                                                                      4,629,256
-------------------------------------------------------------------------------

CHEMICALS - 3.70%

Nova Chemicals Ltd. (Canada), Yankee Deb., 7.00%,
 08/15/26                                                   750,000     770,925
-------------------------------------------------------------------------------
Solutia Inc., Bonds, 6.72%, 10/15/37                        750,000     763,148
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                           220,000     225,500
-------------------------------------------------------------------------------
Union Carbide Corp., Putable Deb., 6.79%, 06/01/25        1,500,000   1,540,800
-------------------------------------------------------------------------------
                                                                      3,300,373
-------------------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.23%

Foamex International, Inc., Sr. Sub. Notes, 13.50%,
 08/15/05                                                   180,000     206,100
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.11%

Northern Telecom (Canada), Notes, 6.00%, 09/01/03           100,000      99,069
-------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.34%

Commemorative Brands, Sr. Sub. Notes, 11.00%, 01/15/07      300,000     302,250
-------------------------------------------------------------------------------

CONSUMER FINANCE - 2.10%

GMAC, Notes, 9.00%, 10/15/02                                750,000     834,510
-------------------------------------------------------------------------------
Household Finance Corp., Notes, 7.125%, 09/01/05          1,000,000   1,038,960
-------------------------------------------------------------------------------
                                                                      1,873,470
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.58%

MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                  190,000     190,475
-------------------------------------------------------------------------------
Tekni-Plex Inc., Sr. Sub. Notes, 11.25%, 04/01/07           300,000     324,750
-------------------------------------------------------------------------------
                                                                        515,225
-------------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.38%

AmeriServ Food Co., Gtd. Sr. Sub. Notes, 10.125%,
 07/15/07                                                   320,000     337,600
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)    VALUE
ELECTRIC COMPANIES - 0.81%

El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds, 8.90%, 02/01/06   $   500,000 $   553,575
------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds, 9.40%, 05/01/11       150,000     169,620
------------------------------------------------------------------------------
                                                                       723,195
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.44%

Electronic Retailing Systems International, Inc., Sr.
 Disc. Notes, 13.25%, 02/01/04(c)                          590,000     395,300
------------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.20%

Advanced Micro Devices, Inc., Sr. Sec. Notes, 11.00%,
 08/01/03                                                  170,000     182,538
------------------------------------------------------------------------------

ENTERTAINMENT - 3.13%

Ascent Entertainment Group, Sr. Discount Notes,
 11.875%, 12/15/04 (acquired 12/17/97-12/18/97; cost
 $339,390)(c)(d)                                           600,000     351,000
------------------------------------------------------------------------------
Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                    500,000     597,270
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                    750,000     823,665
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                              500,000     506,925
------------------------------------------------------------------------------
Viacom, Inc., Sr. Notes, 7.75%, 06/01/05                   500,000     513,855
------------------------------------------------------------------------------
                                                                     2,792,715
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.69%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                           750,000     839,175
------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes, 7.40%, 05/06/06        750,000     790,493
------------------------------------------------------------------------------
U.S. West Capital Funding Inc., Gtd. Notes, 6.95%,
 01/15/37                                                  750,000     775,403
------------------------------------------------------------------------------
                                                                     2,405,071
------------------------------------------------------------------------------

FOODS - 2.03%

ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26         1,300,000   1,385,332
------------------------------------------------------------------------------
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes,
 12.25%, 04/15/07                                          380,000     431,300
------------------------------------------------------------------------------
                                                                     1,816,632
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.68%

Coast Hotels & Casinos Inc., Series B Sec. First
 Mortgage Gtd. Notes, 13.00%, 12/15/02                     180,000     204,300
------------------------------------------------------------------------------
Venetian Casino Resort LLC, Mortgage Notes, 12.25%,
 11/15/04 (acquired 11/06/97; cost $400,000)(d)            400,000     402,500
------------------------------------------------------------------------------
                                                                       606,800
------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.86%

Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05         750,000     765,000
------------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 1.21%

Paragon Health Network, Inc., Sr. Sub Notes, 10.50%,
 11/01/07 (acquired 10/30/97; cost $416,899)(c)(d)         700,000     435,750
------------------------------------------------------------------------------
Sun Healthcare Group, Inc., Sr. Sub. Notes, 9.50%,
 07/01/07 (acquired 07/01/97; cost $617,500)(d)            620,000     641,700
------------------------------------------------------------------------------
                                                                     1,077,450
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.45%

Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb.,
 9.75%, 12/01/06                                        $   300,000 $   316,500
-------------------------------------------------------------------------------
Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                           80,000      88,800
-------------------------------------------------------------------------------
                                                                        405,300
-------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.36%

Dynacare Inc. (Canada), Sr. Yankee Notes, 10.75%,
 01/15/06                                                   300,000     317,250
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.46%

Zeta Consumer Products, Sr. Notes, 11.25%, 11/30/07
 (acquired 11/20/97; cost $400,000)(d)                      400,000     409,000
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.99%

Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05           75,000      77,063
-------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                    750,000     808,005
-------------------------------------------------------------------------------
                                                                        885,068
-------------------------------------------------------------------------------

IRON & STEEL - 0.69%

GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04       350,000     384,563
-------------------------------------------------------------------------------
Gulf States Steel Corp., First Mortgage Notes, 13.50%,
 04/15/03                                                   230,000     233,450
-------------------------------------------------------------------------------
                                                                        618,013
-------------------------------------------------------------------------------

LODGING - HOTELS - 1.95%

Booth Creek Ski Holdings, Sr. Notes, 12.50%, 03/15/07       390,000     384,150
-------------------------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15               750,000     770,663
-------------------------------------------------------------------------------
John Q. Hammons Hotels Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                     550,000     585,750
-------------------------------------------------------------------------------
                                                                      1,740,563
-------------------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.49%

Elgin National Industries, Sr. Notes, 11.00%, 11/01/07
 (acquired 11/03/97; cost $320,000)(d)                      320,000     333,600
-------------------------------------------------------------------------------
Fairfield Manufacturing Co., Inc., Sr. Sub. Notes,
 11.375%, 07/01/01                                          100,000     106,000
-------------------------------------------------------------------------------
                                                                        439,600
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.82%

MMI Products Inc., Sr. Unsec. Sub. Notes, 11.25%,
 04/15/07                                                   380,000     416,100
-------------------------------------------------------------------------------
Simmons Co., Sr. Sub. Notes, 10.75%, 04/15/06               300,000     318,750
-------------------------------------------------------------------------------
                                                                        734,850
-------------------------------------------------------------------------------

METALS MINING - 0.42%

Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                   370,000     377,337
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
NATURAL GAS - 1.98%

Enron Corp.,
 Notes, 6.75%, 08/01/09                                 $   750,000 $   759,052
-------------------------------------------------------------------------------
 Sr. Sub. Deb., 6.75%, 07/01/05                             450,000     453,577
-------------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           525,000     559,125
-------------------------------------------------------------------------------
                                                                      1,771,754
-------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

United Stationer Supply, Sr. Sub. Notes, 12.75%,
 05/01/05                                                   275,000     314,187
-------------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.98%

Gulf Canada Resources, Ltd. (Canada), Sr. Yankee
 Unsec. Notes, 8.35%, 08/01/06                              800,000     871,856
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.07%

Falcon Drilling Co., Inc., Series B Sr. Notes, 9.75%,
 01/15/01                                                    60,000      63,150
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.89%

Abraxas Petroleum Corp., Series B Sr. Notes, 11.50%,
 11/01/04                                                   125,000     137,500
-------------------------------------------------------------------------------
Centaur Mining & Exploration, Ltd., Co. (Australia),
 Sr. Gtd. Notes, 11.00%, 12/01/07 (acquired 11/24/97;
 cost $550,000)(d)                                          550,000     555,500
-------------------------------------------------------------------------------
Southwest Royalties, Inc., Sr. Gtd. Notes, 10.50%,
 10/15/04 (acquired 10/08/97; cost $482,066)(d)             480,000     477,600
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb., 7.125%,
 06/01/07                                                   500,000     516,380
-------------------------------------------------------------------------------
                                                                      1,686,980
-------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 1.06%

Indah Kiat Fin Mauritius (Indonesia), Sr. Gtd. Unsec.
 Notes, 10.00%, 07/01/07 (acquired 06/26/97; cost
 $635,821)(d)                                               640,000     534,400
-------------------------------------------------------------------------------
Pindo Deli Pulp & Paper, Gtd. Notes, 10.75%, 10/01/07
 (acquired 10/14/97-10/16/97; cost $473,250)(d)             470,000     406,550
-------------------------------------------------------------------------------
                                                                        940,950
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.32%

Panda Global Energy Co. (China), Sr. Yankee Sec. Gtd.
 Notes, 12.50%, 04/15/04                                    310,000     283,650
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.59%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                             750,000     892,282
-------------------------------------------------------------------------------
 Sr. Gtd. Putable Bonds, 7.43%, 10/01/26                    500,000     524,135
-------------------------------------------------------------------------------
                                                                      1,416,417
-------------------------------------------------------------------------------

RAILROAD - 0.77%

Norfolk Southern Corp., Putable Bonds, 7.05%, 05/01/37      650,000     689,006
-------------------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.23%

Loehmann's Holdings, Inc., Sr. Unsec. Notes, 11.875%,
 05/15/03                                                   200,000     208,500
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)    VALUE
RETAIL (FOOD CHAINS) - 0.96%
Great Atlantic & Pacific Tea Co., Inc. (Canada),
 Yankee Gtd. Notes, 7.78%, 11/01/00 (acquired
 10/18/95; cost $500,000)(d)                            $   500,000 $   516,452
-------------------------------------------------------------------------------
Jitney-Jungle Stores of America Inc., Sr. Gtd. Notes,
 12.00%, 03/01/06                                           300,000     341,250
-------------------------------------------------------------------------------
                                                                        857,702
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.56%

Big 5 Corp., Sr. Notes, 10.875%, 11/15/07 (acquired
 11/07/97-11/24/97; cost $497,484)(d)                       500,000     500,000
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.80%

CSK Auto Inc., Sr. Gtd. Sub. Deb., 11.00%, 11/01/06         100,000     110,500
-------------------------------------------------------------------------------
Icon Health & Fitness, Series B Sr. Sub. Notes,
 13.00%, 07/15/02                                           150,000     168,375
-------------------------------------------------------------------------------
United Auto Group, Inc., Sr. Sub. Notes, 11.00%,
 07/15/07 (acquired 07/22/97; cost $296,250)(d)             300,000     296,250
-------------------------------------------------------------------------------
Wilson's - The Leather Experts, Inc., Sr. Notes,
 11.25%, 08/15/04 (acquired 08/14/97; cost
 $140,000)(d)                                               140,000     138,600
-------------------------------------------------------------------------------
                                                                        713,725
-------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.24%

J. Crew Operating Corp., Sr. Sub. Notes, 10.375%,
 10/15/07 (acquired 10/14/97; cost $240,000)(d)             240,000     213,600
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.47%

Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03        400,000     421,488
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.36%

MDC Communications Corp. (Canada), Sr. Yankee Unsec.
 Sub. Notes, 10.50%, 12/01/06                               300,000     318,750
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.59%

Dialog Corp. PLC (United Kingdom), Sr. Sub. Notes,
 11.00%, 11/15/07 (acquired 11/10/97; cost
 $350,000)(d)                                               350,000     364,875
-------------------------------------------------------------------------------
Laidlaw Inc. (Canada), Yankee Deb., 6.65%, 10/01/04         550,000     553,899
-------------------------------------------------------------------------------
Pegasus Shipping Hellas, Co. (Bermuda), Gtd. Sr.
 Mortgage Notes, 11.875%, 11/15/04 (acquired 11/19/97;
 cost $483,000)(d)                                          500,000     497,500
-------------------------------------------------------------------------------
                                                                      1,416,274
-------------------------------------------------------------------------------

SHIPPING - 1.15%

Hutchison Whampoa Ltd. (Cayman Islands), Series D Sr.
 Yankee Gtd. Unsec. Unsub. Deb., 6.988%, 08/01/37
 (acquired 10/02/97; cost $753,008)(d)                      750,000     700,830
-------------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Yankee Unsec. Notes, 10.50%,
 12/15/05                                                   300,000     327,750
-------------------------------------------------------------------------------
                                                                      1,028,580
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 1.81%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                   700,000     801,290
-------------------------------------------------------------------------------
Province of Quebec (Canada), Yankee Deb., 6.29%, 03/06/26   800,000     816,920
-------------------------------------------------------------------------------
                                                                      1,618,210
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(a)    VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 2.46%

Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(c)                 $   110,000 $    88,137
--------------------------------------------------------------------------------
GST Equipment Funding, Sr. Sec. Notes, 13.25%, 05/01/07      300,000     342,750
--------------------------------------------------------------------------------
Nextel Communications, Sr. Disc. Notes, 9.75%, 10/31/07
 (acquired 10/22/97-10/23/97; cost $602,450)(c)(d)         1,000,000     620,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc., Units, 11.25%, 01/15/07(f)      580,000     659,750
--------------------------------------------------------------------------------
Pricellular Wireless Corp., Sr. Notes, 10.75%, 11/01/04      230,000     251,275
--------------------------------------------------------------------------------
Sygnet Wireless Inc., Sr. Unsec. Notes, 11.50%,
 10/01/06                                                    220,000     238,700
--------------------------------------------------------------------------------
                                                                       2,200,612
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.80%

Bell Canada, Yankee Deb., 9.50%, 10/15/10 (Canada)           350,000     440,821
--------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Yankee
 Notes, 11.50%, 12/15/07                                     350,000     362,250
--------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                            650,000     680,251
--------------------------------------------------------------------------------
PhoneTel Technologies, Inc., Sr. Unsec. Gtd. Notes,
 12.00%, 12/15/06                                            120,000     125,100
--------------------------------------------------------------------------------
                                                                       1,608,422
--------------------------------------------------------------------------------

TELEPHONE - 0.62%

ESAT Holdings Ltd. (Ireland), Sr. Yankee Notes, 12.50%,
 02/01/07(c)                                                 470,000     338,400
--------------------------------------------------------------------------------
Hermes Europe Railtel BV (Netherlands), Sr. Yankee
 Notes, 11.50%, 08/15/07 (acquired 08/14/97; cost
 $193,238)(d)                                                190,000     211,850
--------------------------------------------------------------------------------
                                                                         550,250
--------------------------------------------------------------------------------

TRUCKERS - 0.80%

AmeriTruck Distribution Corp., Series B Sr. Sub. Notes,
 12.25%, 11/15/05                                            300,000     298,500
--------------------------------------------------------------------------------
Travelcenters of America Inc., Sr. Gtd. Unsec. Sub.
 Deb., 10.25%, 04/01/07                                      400,000     422,000
--------------------------------------------------------------------------------
                                                                         720,500
--------------------------------------------------------------------------------

TRUCKS & PARTS - 0.13%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                    110,000     118,800
--------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.70%

Allied Waste Industries, Inc., Sr. Disc. Notes, 11.30%,
 06/01/07 (acquired 05/01/97; cost $516,924)(c)(d)           900,000     636,750
--------------------------------------------------------------------------------
WMX Technologies, Inc., Unsec. Notes, 7.10%, 08/01/26        850,000     879,725
--------------------------------------------------------------------------------
                                                                       1,516,475
--------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Non-Convertible Bonds &
   Notes                                                              58,158,588
--------------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 9.89%(g)

CANADA - 5.74%

Bank of Montreal (Banks - Money Center), Sub. Deb.,
 7.92%, 07/31/12                                       CAD  850,000 $   670,323
-------------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Telecommunications -
  Cellular/Wireless), Deb., 6.55%, 06/02/08                 750,000     528,320
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas - Exploration &
 Production), Deb., 11.00%, 10/31/00                        450,000     352,965
-------------------------------------------------------------------------------
Clearnet Communications Inc. (Telecommunications -
  Cellular/Wireless), Sr. Disc. Notes, 11.75%,
 08/13/07 (acquired 07/31/97-11/04/97; cost
 $630,905)(c)(d)                                          1,500,000     666,527
-------------------------------------------------------------------------------
Microcell Telecommunications (Telecommunications -
  Cellular/Wireless), Sr. Disc. Notes, 11.125%,
 10/15/07 (acquired 10/08/97; cost $424,107)(c)(d)        1,000,000     388,370
-------------------------------------------------------------------------------
NAV Canada (Services - Commercial & Consumer), Bonds,
 7.40%, 06/01/27                                          1,000,000     798,642
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                            850,000     660,086
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                           500,000     475,953
-------------------------------------------------------------------------------
 Unsec. Medium Term Notes, 8.55%, 02/01/06                  280,000     226,819
-------------------------------------------------------------------------------
Westcoast Energy, Inc. (Oil & Gas - Exploration &
 Production), Deb., 6.45%, 12/18/06 (acquired
 12/18/96; cost $369,585)(d)                                500,000     358,770
-------------------------------------------------------------------------------
                                                                      5,126,775
-------------------------------------------------------------------------------

GERMANY - 2.94%

Daimler-Benz A.G. (Automobiles), Gtd. Unsub.
 Eurobonds, 4.125%, 07/05/03                           DEM  570,000     443,580
-------------------------------------------------------------------------------
International Bank for Reconstruction & Development
 (Banks-Money Center), Unsec. Global Bonds, 7.125%,
 04/12/05)(b)                                               725,000     446,324
-------------------------------------------------------------------------------
LKB Global (Financial-Diversified), Gtd. Notes,
 6.00%, 01/25/06                                          3,000,000   1,728,460
-------------------------------------------------------------------------------
                                                                      2,618,364
-------------------------------------------------------------------------------

NEW ZEALAND - 0.32%

International Bank for Reconstruction & Development
 (Banks-Money Center), Sr. Notes, 13.31%, 08/20/07(b)  NZD1,000,000     288,693
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.89%

Sutton Bridge Financial Ltd. (Financial-Diversified),
 Gtd. Eurobonds, 8.625%, 06/30/22 (acquired 05/29/97;
 cost $733,585)(d)                                     GBP  450,000     799,106
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Non-Convertible
   Bonds & Notes                                                      8,832,938
-------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 2.42%(g)

FRANCE - 0.32%

Societe Generale (Banks-Money Center), Conv. Deb.,
 3.50%, 01/01/00                                       FRF1,419,000     288,352
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                    PRINCIPAL      MARKET
                                                    AMOUNT(a)      VALUE
JAPAN - 1.13%

Matsushita Electric Industrial Co. Ltd.
 (Electrical Equipment), Conv. Bonds, 1.30%,
 03/29/02                                         JPY 50,000,000 $   475,798
----------------------------------------------------------------------------
Sony Corp. (Electrical Equipment), Conv. Deb.,
 1.40%, 03/31/05                                       8,000,000      90,986
----------------------------------------------------------------------------
Toyota Motor Corp. (Automobiles), Conv. Bonds,
 1.20%, 01/28/98                                      30,000,000     438,845
----------------------------------------------------------------------------
                                                                   1,005,629
----------------------------------------------------------------------------

UNITED KINGDOM - 0.97%

British Airport Authority PLC (Airlines), Conv.
 Bonds, 5.75%, 03/29/06                           GBP    500,000     866,340
----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes                                                   2,160,321
----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
 GOVERNMENT BONDS & NOTES - 15.51%(g)

AUSTRALIA - 0.67%

Queensland Treasury Corp., Gtd. Bonds, 6.50%,
 06/14/05                                         AUD    900,000     600,090
----------------------------------------------------------------------------

CANADA - 2.91%

Canadian Government, Bonds, 7.00%, 12/01/06       CAD  1,000,000     767,454
----------------------------------------------------------------------------
Municipal Finance Authority of British Columbia,
 Unsec. Bonds, 7.75%, 12/01/05                           500,000     393,356
----------------------------------------------------------------------------
Ontario Province
 Sr. Unsec. Unsub. Deb, 6.875%, 09/15/00          GBP    465,000     759,821
----------------------------------------------------------------------------
 Sr. Unsec. Unsub. Global Bonds, 8.00%, 03/11/03  CAD    750,000     581,521
----------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23             100,000      95,116
----------------------------------------------------------------------------
                                                                   2,597,268
----------------------------------------------------------------------------

GERMANY - 0.68%

Bundesrepublic Deutschland, Bonds, 6.875%,
 05/12/05                                         DEM  1,000,000     610,962
----------------------------------------------------------------------------

ITALY - 0.35%

Republic of Italy, Conv. Eurobonds, 6.50%,
 06/28/01                                         ITL400,000,000     312,323
----------------------------------------------------------------------------

NEW ZEALAND - 3.08%

Federal National Mortgage Association, Notes,
 7.25%, 06/20/02                                  NZD  1,250,000     710,149
----------------------------------------------------------------------------
New Zealand Government,
 Bonds, 8.00%, 02/15/01                                  750,000     442,479
----------------------------------------------------------------------------
 Bonds, 10.00%, 03/15/02                               1,800,000   1,144,973
----------------------------------------------------------------------------
 Bonds, 8.00%, 04/15/04                                  750,000     454,128
----------------------------------------------------------------------------
                                                                   2,751,729
----------------------------------------------------------------------------

SWEDEN - 2.75%

Swedish Government,
 Bonds, 10.25%, 05/05/03                          SEK  6,000,000     911,044
----------------------------------------------------------------------------
 Bonds, 6.00%, 02/09/05                                6,000,000     762,225
----------------------------------------------------------------------------
 Bonds, 6.50%, 10/25/06                                6,000,000     783,516
----------------------------------------------------------------------------
                                                                   2,456,785
----------------------------------------------------------------------------

                                                        PRINCIPAL     MARKET
                                                        AMOUNT(a)     VALUE
UNITED KINGDOM - 5.07%

Federal National Mortgage Association, Sr. Unsec.
 Notes, 6.875%, 06/07/02                               GBP  450,000 $   741,312
-------------------------------------------------------------------------------
United Kingdom Treasury,
 Bonds, 8.00%, 12/07/00                                     400,000     679,729
-------------------------------------------------------------------------------
 Bonds, 7.50% 12/07/06                                      450,000     795,991
-------------------------------------------------------------------------------
 Gtd. Notes, 7.25%, 03/30/98                              1,000,000   1,643,122
-------------------------------------------------------------------------------
 Gtd. Notes, 7.00%, 11/06/01                                400,000     664,639
-------------------------------------------------------------------------------
                                                                      4,524,793
-------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated
   Government Bonds & Notes                                          13,853,950
-------------------------------------------------------------------------------
                                                          SHARES
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.25%

BANKS (REGIONAL) - 0.60%

Westpac Banking Corp. STRYPES Trust - $3.135 Conv.
 Pfd.                                                        16,000     536,000
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.00%

Time Warner Inc.-Series M, $102.50 PIK Conv. Pfd.                 1       1,154
-------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.40%

Conseco Inc.-$4.278 Conv. PRIDES                              8,000   1,248,000
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.25%

Citizens Utilities Co.-$2.50 Conv. Pfd.                       4,700     224,425
-------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                         2,009,579
-------------------------------------------------------------------------------

COMMON STOCK - 0.02%

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Nextel Communications, Inc.                                     743      19,318
-------------------------------------------------------------------------------

WARRANTS - 0.05%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.00%

Wireless One, Inc., expiring 10/19/00(h)                        420           0
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.01%

Electronic Retailing Systems, expiring 01/24/98(h)              590      11,800
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES - 0.00%

Boomtown, Inc., expiring 11/01/98 (acquired 11/03/93;
 cost $0)(d)(h)                                                 150           2
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.01%

MVE Inc., expiring 02/15/02(h)                                  190       5,700
-------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel Corp., expiring 04/15/03(h)                   230       1,035
-------------------------------------------------------------------------------

PERSONAL CARE - 0.01%

IHF Capital Inc., expiring 11/14/99 (acquired
 11/04/94-12/07/94; cost $150)(d)(h)                            150       7,575
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                  MARKET
                                                      SHARES      VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.02%

Clearnet Communications Inc. (Canada), expiring
 09/15/05(h)                                                891 $     8,464
---------------------------------------------------------------------------
Orion Network Systems, Inc., expiring 01/15/07(h)           580       8,120
---------------------------------------------------------------------------
                                                                     16,584
---------------------------------------------------------------------------

TELEPHONE - 0.00%

ESAT Holdings Ltd, expiring 02/01/07 (acquired
 06/16/97; cost $0)(d)(h)                                   470       1,763
---------------------------------------------------------------------------
  Total Warrants                                                     44,459
---------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY SECURITIES - 0.46%

Notes, 6.50%, 05/31/01                              $   400,000     409,740
---------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.69%

Tennessee Valley Authority, Bonds, 5.98%, 04/01/36      600,000     614,082
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 1.08%(i)

Smith Barney, Inc. 6.75%, 01/02/98(j)                   966,742     966,742
---------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.48%                                       87,069,717
---------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES - 2.52%                             2,248,935
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $89,318,652
===========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (g).
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount
(c) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $11,793,420 which represented 13.20% of the Fund's net assets.
(e) Issued as a unit. This unit includes one Sr. Note plus one warrant to purchase 0.003734 shares of preferred stock.
(f) Issued as a unit. This unit includes one Sr. Note plus warrants to purchase
    0.8463 shares of common stock.
(g) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S.Government obligations, 0% to 13.875%, due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations:
AUD   - Australian Dollar      PIK    - Payment in Kind
CAD   - Canadian Dollar        Pfd.   - Preferred
Conv. - Convertible            PRIDES - Preferred Redeemable Increased Dividend
Deb.  - Debenture              Equity Security
DEM   - German Deutschemark    Sec.   - Secured
Disc. - Discounted             SEK    - Swedish Krona
FRF   - French Franc           Sr.    - Senior
GBP   - British Pound Sterling STRYPES- Structured Yield Product Exchangeable
Gtd.  - Guaranteed             for Stock
ITL   - Italian Lire           Sub.   - Subordinated
JPY   - Japanese Yen           Unsec. - Unsecured
NZD   - New Zealand Dollar     Unsub. - Unsubordinated
                               Wt.    - Warrants

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value  (cost $84,751,367)          $87,069,717
---------------------------------------------------------------------
Foreign currencies, at market value (cost $72,375)             72,202
---------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                   509,198
---------------------------------------------------------------------
 Capital stock sold                                            75,556
---------------------------------------------------------------------
 Dividends and interest                                     1,662,634
---------------------------------------------------------------------
Investment for deferred compensation plan                      16,957
---------------------------------------------------------------------
Organizational costs, net                                         965
---------------------------------------------------------------------
Other assets                                                      126
---------------------------------------------------------------------
  Total assets                                             89,407,355
---------------------------------------------------------------------

LIABILITIES:

Payable for deferred compensation plan                         16,957
---------------------------------------------------------------------
Accrued advisory fees                                          44,572
---------------------------------------------------------------------
Accrued administrative service fees                             4,150
---------------------------------------------------------------------
Accrued directors' fees                                         2,234
---------------------------------------------------------------------
Accrued operating expenses                                     20,790
---------------------------------------------------------------------
  Total liabilities                                            88,703
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $89,318,652
=====================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                7,914,436
=====================================================================
Net asset value, offering and redemption price per share  $     11.29
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                                            $5,682,303
-------------------------------------------------------------------------------
Dividends                                                               64,710
-------------------------------------------------------------------------------
  Total investment income                                            5,747,013
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          447,539
-------------------------------------------------------------------------------
Administrative services fees                                            48,683
-------------------------------------------------------------------------------
Custodian fees                                                          39,847
-------------------------------------------------------------------------------
Directors' fees and expenses                                             8,076
-------------------------------------------------------------------------------
Organizational costs                                                     2,892
-------------------------------------------------------------------------------
Other                                                                   51,031
-------------------------------------------------------------------------------
  Total expenses                                                       598,068
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (1,513)
-------------------------------------------------------------------------------
  Net expenses                                                         596,555
-------------------------------------------------------------------------------
Net investment income                                                5,150,458
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                                676,109
-------------------------------------------------------------------------------
  Foreign currencies                                                  (439,310)
-------------------------------------------------------------------------------
  Forward currency contracts                                           838,669
-------------------------------------------------------------------------------
                                                                     1,075,468
-------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

  Investment securities                                                282,391
-------------------------------------------------------------------------------
  Foreign currencies                                                    (9,268)
-------------------------------------------------------------------------------
  Forward currency contracts                                           422,581
-------------------------------------------------------------------------------
                                                                       695,704
-------------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and forward
   currency contracts                                                1,771,172
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $6,921,630
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997         1996
                                                    -----------  -----------
OPERATIONS:

 Net investment income                              $ 5,150,458  $ 3,620,192
-----------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and forward currency contracts   1,075,468      967,204
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and forward
  currency contracts                                    695,704      685,218
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                       6,921,630    5,272,614
-----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                 (77,788)  (3,857,482)
-----------------------------------------------------------------------------
Net equalization credits                                     --      905,775
-----------------------------------------------------------------------------
Net increase from capital stock transactions         18,851,039   16,672,719
-----------------------------------------------------------------------------
    Net increase in net assets                       25,694,881   18,993,626
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of year                                    63,623,771   44,630,145
-----------------------------------------------------------------------------
End of year                                         $89,318,652  $63,623,771
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $80,655,246  $59,753,245
-----------------------------------------------------------------------------
 Undistributed net investment income                  4,195,077    1,655,895
-----------------------------------------------------------------------------
 Undistributed net realized gain on investment
  securities, foreign currencies and forward
  currency contracts                                  1,653,803       95,809
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts   2,814,526    2,118,822
-----------------------------------------------------------------------------
                                                    $89,318,652  $63,623,771
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from

                       AIM V.I. DIVERSIFIED INCOME FUND
   an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding contracts at December 31, 1997 were as follows:

                    CONTRACT TO
SETTLEMENT     ----------------------              UNREALIZED
  DATE          DELIVER     RECEIVE      VALUE    APPRECIATION
----------     ---------- ----------- ----------- ------------
01/14/98  JPY   5,000,000 $    41,841 $    38,294   $  3,547
01/28/98  DEM   3,350,000   1,894,796   1,865,325     29,471
01/29/98  SEK  19,000,000   2,554,450   2,395,003    159,447
01/30/98  GBP   1,375,000   2,296,800   2,267,448     29,352
02/06/98  JPY  31,000,000     257,903     237,433     20,470
02/18/98  NZD   3,800,000   2,367,400   2,209,406    157,994
02/20/98  DEM   2,400,000   1,402,361   1,338,028     64,333
02/27/98  GBP   1,400,000   2,339,302   2,316,645     22,657
03/05/98  JPY  93,000,000     733,207     712,328     20,879
03/19/98  NZD   1,400,000     814,800     814,585        215
03/31/98  GBP   1,000,000   1,663,250   1,662,417        833
                          ----------- -----------   --------
                          $16,366,110 $15,856,912   $509,198
                                                    ========

D. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was reduced by $482,526 and undistributed net realized gains increased by $482,526 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Equalization - The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. During the year ended December 31, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization debits of $2,050,962 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or net asset value per share of the Fund.
G. Organizational Costs - Organizational costs of the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $48,683 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,400 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $290 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $1,223 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,513 during the year ended December 31, 1997.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $61,998,858 and $37,621,437, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $4,207,440
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (1,889,813)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,317,627
=========================================================================

 Cost of investments for tax purposes is $84,752,090.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,860,755  $ 30,505,544   2,366,508  $ 22,865,918
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  6,908        77,788     377,444     3,857,482
------------------------------------------------------------------------------
Reacquired                 (1,114,698)  (11,732,293) (1,044,208)  (10,050,681)
------------------------------------------------------------------------------
                            1,752,965  $ 18,851,039   1,699,744  $ 16,672,719
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                               DECEMBER 31,                     JANUARY 31,
                          -------------------------------     -----------------
                           1997           1996     1995        1995      1994
                          -------        -------  -------     -------   -------
Net asset value,
 beginning of period      $ 10.33        $ 10.00  $  9.12     $ 10.46   $ 10.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income      0.73           0.73     0.69        0.76      0.54
-----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               0.24           0.28     0.94       (1.42)     0.29
-----------------------------------------------------------------------------------
   Total from investment
    operations               0.97           1.01     1.63       (0.66)     0.83
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income        (0.01)         (0.68)   (0.75)      (0.68)    (0.35)
-----------------------------------------------------------------------------------
  Distributions from net
   realized capital
   gains                       --             --       --          --     (0.02)
-----------------------------------------------------------------------------------
   Total distributions      (0.01)         (0.68)   (0.75)      (0.68)    (0.37)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                   $ 11.29        $ 10.33  $ 10.00     $  9.12   $ 10.46
===================================================================================
Total return(a)              9.39%         10.19%   18.11%      (6.35)%    8.33%
===================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)    $89,319        $63,624  $44,630     $25,271   $14,530
===================================================================================
Ratio of expenses to
 average net assets(b)       0.80%(c)(d)    0.86%    0.88%(e)    0.91%     1.05%(e)
===================================================================================
Ratio of net investment
 income to average net
 assets(f)                   6.90%(c)       7.09%    7.65%(e)    8.07%     6.78%(e)
===================================================================================
Portfolio turnover rate        52%            76%      72%        100%       57%
===================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(c) Ratios are based on average net assets of $74,589,876.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                       AIM V.I. DIVERSIFIED INCOME FUND
                                    FS-22

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                        AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                            MARKET
                                                 SHARES     VALUE
DOMESTIC COMMON STOCKS - 44.14%

BROADCASTING (TELEVISION, RADIO, & CABLE) - 0.54%

Univision Communications Inc.(a)                    1,700 $   118,681
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.65%

ADC Telecommunications, Inc.(a)                     4,800     200,400
---------------------------------------------------------------------
Excel Switching Corp(a)                               400       7,150
---------------------------------------------------------------------
Lucent Technologies, Inc.                           2,000     159,750
---------------------------------------------------------------------
NEXTLINK Communications, Inc.-Class A(a)            1,100      23,444
---------------------------------------------------------------------
Qwest Communications International Inc.(a)          2,200     130,900
---------------------------------------------------------------------
Tellabs, Inc.(a)                                    1,200      63,450
---------------------------------------------------------------------
                                                              585,094
---------------------------------------------------------------------

ELECTRIC COMPANIES - 14.74%

Allegheny Energy, Inc.                              8,300     269,750
---------------------------------------------------------------------
Carolina Power & Light Co.                          4,400     186,725
---------------------------------------------------------------------
CINergy Corp.                                       4,500     172,406
---------------------------------------------------------------------
DQE, Inc.                                           7,700     270,462
---------------------------------------------------------------------
Edison International                                4,800     130,500
---------------------------------------------------------------------
FPL Group, Inc.                                     6,200     366,963
---------------------------------------------------------------------
IPALCO Enterprises, Inc.                            2,000      83,875
---------------------------------------------------------------------
New Century Energies, Inc.                          4,600     220,513
---------------------------------------------------------------------
New York State Electric & Gas Corp.                 5,000     177,500
---------------------------------------------------------------------
NIPSCO Industries, Inc.                             6,000     296,625
---------------------------------------------------------------------
Pinnacle West Capital Corp.                        11,400     483,075
---------------------------------------------------------------------
Public Service Company of New Mexico                3,600      85,275
---------------------------------------------------------------------
Sierra Pacific Resources                            3,300     123,750
---------------------------------------------------------------------
Southern Co.                                        8,200     212,175
---------------------------------------------------------------------
Teco Energy, Inc.                                   6,200     174,375
---------------------------------------------------------------------
                                                            3,253,969
---------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.45%

Superior TeleCom Inc.(a)                            2,900     100,230
---------------------------------------------------------------------

NATURAL GAS - 7.97%

Coastal Corp. (The)                                 1,400      86,713
---------------------------------------------------------------------
Columbia Gas System, Inc.                           2,000     157,125
---------------------------------------------------------------------
El Paso Natural Gas Co.                             7,800     518,700
---------------------------------------------------------------------
Energen Corp.                                       1,400      55,650
---------------------------------------------------------------------
KN Energy, Inc.                                     2,700     145,800
---------------------------------------------------------------------
Public Service Company of North Carolina, Inc.      3,000      68,625
---------------------------------------------------------------------
Sonat, Inc.                                         5,100     233,325
---------------------------------------------------------------------
Williams Companies, Inc. (The)                     17,400     493,725
---------------------------------------------------------------------
                                                            1,759,663
---------------------------------------------------------------------

                                                               MARKET
                                                      SHARES   VALUE
POWER PRODUCERS (INDEPENDENT) - 1.12%

AES Corp.(a)                                           2,000 $    93,250
------------------------------------------------------------------------
Calenergy, Inc.(a)                                     5,400     155,250
------------------------------------------------------------------------
                                                                 248,500
------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 4.45%

Alexandria Real Estate Equities, Inc.                  2,300      72,594
------------------------------------------------------------------------
Boston Properties, Inc.                                3,100     102,493
------------------------------------------------------------------------
Cali Realty Corp.                                      3,100     127,100
------------------------------------------------------------------------
Captec Net Lease Realty, Inc.                          2,900      49,844
------------------------------------------------------------------------
CCA Prison Realty Trust(a)                             3,000     133,875
------------------------------------------------------------------------
Crescent Real Estate Equities, Co.                     1,600      63,000
------------------------------------------------------------------------
Entertainment Properties Trust(a)                      2,200      42,625
------------------------------------------------------------------------
Golf Trust of America, Inc.                              800      23,200
------------------------------------------------------------------------
Imperial Credit Commercial Mortgage Investment Corp.   2,200      32,175
------------------------------------------------------------------------
Meditrust Corp.                                        1,562      57,208
------------------------------------------------------------------------
Parkway Properties, Inc.                               1,100      37,744
------------------------------------------------------------------------
Patriot American Hospitality, Inc.                     4,199     120,984
------------------------------------------------------------------------
Public Storage, Inc.                                   1,500      44,063
------------------------------------------------------------------------
Starwood Lodging Trust                                 1,300      75,237
------------------------------------------------------------------------
                                                                 982,142
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.28%

IXC Communications, Inc.(a)                            2,600      81,575
------------------------------------------------------------------------
WinStar Communications, Inc.(a)                        4,500     112,219
------------------------------------------------------------------------
WorldCom, Inc.(a)                                      2,968      89,782
------------------------------------------------------------------------
                                                                 283,576
------------------------------------------------------------------------

TELEPHONE - 10.94%

Ameritech Corp.                                        5,100     410,550
------------------------------------------------------------------------
BellSouth Corp.                                        6,900     388,556
------------------------------------------------------------------------
Century Telephone Enterprises                          5,200     259,025
------------------------------------------------------------------------
Cincinnati Bell, Inc.                                 18,500     573,500
------------------------------------------------------------------------
Electric Lightwave, Inc.-Class A(a)                    6,300      93,712
------------------------------------------------------------------------
GTE Corp.                                              2,600     135,850
------------------------------------------------------------------------
McLeodUSA Inc.-Class A(a)                              2,700      86,400
------------------------------------------------------------------------
SBC Communications, Inc.                               4,500     329,625
------------------------------------------------------------------------
Teleport Communications Group Inc.-Class A(a)          2,500     137,188
------------------------------------------------------------------------
                                                               2,414,406
------------------------------------------------------------------------
  Total Domestic Common Stocks                                 9,746,261
------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 2.60%

INVESTMENT BANKING/BROKERAGE - 0.11%

Salomon Inc.-$3.48 Conv. Pfd.                            400      23,700
------------------------------------------------------------------------

NATURAL GAS - 0.43%

MCN Corp.-$2.013 Conv. Pfd. PRIDES                     2,800      95,900
------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                     MARKET
                                                          SHARES     VALUE
POWER PRODUCERS (INDEPENDENT) - 1.39%

AES Trust I-$2.69 Conv. Pfd.                                 3,000 $   215,250
------------------------------------------------------------------------------
AES Trust II-$2.75 Conv. Pfd. (Acquired 10/24/97;
 Cost $60,000)(b)                                            1,200      62,550
------------------------------------------------------------------------------
Citizens Utilities Co.-$2.50 Conv. Pfd.                        600      28,650
------------------------------------------------------------------------------
                                                                       306,450
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.67%

WorldCom, Inc.-$2.68 Conv. Pfd.                              1,400     147,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                          573,050
------------------------------------------------------------------------------

DOMESTIC NON-CONVERTIBLE PREFERRED STOCKS - 0.30%

ENTERTAINMENT - 0.30%

Time Warner Inc.-Series M, $102.50 PIK Pfd.                     58      65,767
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Preferred Stocks                       65,767
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 26.97%

ARGENTINA - 0.41%

Central Costanera S.A.-Class B (Electric Companies)         20,700      53,830
------------------------------------------------------------------------------
Telefonica de Argentina S.A.-ADR (Telephone)                 1,000      37,250
------------------------------------------------------------------------------
                                                                        91,080
------------------------------------------------------------------------------

AUSTRALIA - 0.14%

Telstra Corp. Ltd. (Telephone)(a)                           14,380      30,366
------------------------------------------------------------------------------

AUSTRIA - 0.47%

Oesterreichische Elektrizitaetswirtschafts A.G.-Class A
 (Electric Companies)                                          970     102,901
------------------------------------------------------------------------------

BELGIUM - 0.42%

Electrabel S.A. (Electric Companies)                           400      92,521
------------------------------------------------------------------------------

BRAZIL - 1.70%

Centrais Eletricas de Santa Catarina S.A. (Electric
 Companies)                                                 40,000      49,819
------------------------------------------------------------------------------
Compania Paranaense de Energia-Copel (Electric
 Companies)(a)                                               3,100      42,431
------------------------------------------------------------------------------
Eletricidade de Sao Paulo S.A. (Electric Companies)(a)         270      50,804
------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-Telebras-ADR
 (Telephone)                                                 2,000     232,875
------------------------------------------------------------------------------
                                                                       375,929
------------------------------------------------------------------------------

CANADA - 1.40%

MetroNet Communications Corp.-Class B (Communications
 Equipment)(a)                                               1,800      31,275
------------------------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)                  3,500      50,313
------------------------------------------------------------------------------
TELUS Corp. (Telecommunications-Cellular/Wireless)           4,300      95,385
------------------------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)                          5,500     126,500
------------------------------------------------------------------------------
Westshore Terminals Inc. (Services-Facilities &
 Environmental)                                              2,200       5,542
------------------------------------------------------------------------------
                                                                       309,015
------------------------------------------------------------------------------

                                                                      MARKET
                                                           SHARES     VALUE
CHILE - 1.29%

Cia. de Telecomunicaciones de Chile S.A.-ADR (Telephone)      6,300 $   188,213
-------------------------------------------------------------------------------
Enersis S.A.-ADR (Electric Companies)                         3,300      95,700
-------------------------------------------------------------------------------
                                                                        283,913
-------------------------------------------------------------------------------

DENMARK - 0.22%

Tele Danmark A.S.-ADR (Telephone)                             1,600      49,300
-------------------------------------------------------------------------------

FINLAND - 0.32%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)         1,000      70,000
-------------------------------------------------------------------------------

GERMANY - 2.20%

RWE A.G. (Electric Companies)                                 2,200     118,010
-------------------------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)                         3,435     233,901
-------------------------------------------------------------------------------
Viag A.G. (Manufacturing-Diversified)                           250     134,658
-------------------------------------------------------------------------------
                                                                        486,569
-------------------------------------------------------------------------------

FRANCE - 0.33%

France Telecom S.A.-ADR (Telecommunications-
 Cellular/Wireless)(a)                                        2,000      72,000
-------------------------------------------------------------------------------

HONG KONG - 0.20%

China Telecom Ltd.-ADR (Telecommunications-
 Cellular/Wireless)(a)                                        1,300      43,631
-------------------------------------------------------------------------------

HUNGARY - 0.36%

Magyar Tavkozlesi ADR (Telecommunications-Long
 Distance)(a)                                                 3,100      80,600
-------------------------------------------------------------------------------

INDONESIA - 0.11%

PT Indosat-ADR (Telephone)                                    1,300      25,106
-------------------------------------------------------------------------------

ISRAEL - 0.50%

ECI Telecommunications Ltd. (Communications Equipment)        2,700      68,850
-------------------------------------------------------------------------------
Gilat Communications Ltd. (Communications Equipment)(a)       5,800      42,775
-------------------------------------------------------------------------------
                                                                        111,625
-------------------------------------------------------------------------------

ITALY - 2.40%

Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                          38,025     175,444
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                            55,277     353,598
-------------------------------------------------------------------------------
                                                                        529,042
-------------------------------------------------------------------------------

JAPAN - 0.45%

Nippon Telegraph & Telephone Corp. (Telephone)                   50      42,889
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.-ADR (Telephone)            1,300      56,306
-------------------------------------------------------------------------------
                                                                         99,195
-------------------------------------------------------------------------------

NETHERLANDS - 0.43%

Royal PTT Nederland N.V. (Telephone)                            280      11,682
-------------------------------------------------------------------------------
Royal PTT Nederland N.V.-ADR (Telephone)                      2,000      83,000
-------------------------------------------------------------------------------
                                                                         94,682
-------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                   MARKET
                                                        SHARES     VALUE
NEW ZEALAND - 1.08%

Sky Network Television Ltd. (Broadcasting-Television,
 Radio & Cable)(a)                                         1,700 $    25,500
----------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.-ADR (Telephone)          5,500     213,125
----------------------------------------------------------------------------
                                                                     238,625
----------------------------------------------------------------------------

PERU - 0.37%

Luz Del Sur S.A. (Power Producers-Independent)(a)          1,700      29,325
----------------------------------------------------------------------------
Telefonica del Peru S.A.-ADR (Telephone)(a)                2,200      51,288
----------------------------------------------------------------------------
                                                                      80,613
----------------------------------------------------------------------------

PORTUGAL - 1.27%

Electricidade de Portugal, S.A.-ADR (Electric
 Companies)(a)                                             1,000      38,750
----------------------------------------------------------------------------
Portugal Telecom S.A.-ADR (Telephone)                      4,700     220,900
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)(a)                   200      21,400
----------------------------------------------------------------------------
                                                                     281,050
----------------------------------------------------------------------------

SPAIN - 1.92%

Autopistas Concesionaria Espanola S.A. (Services-
 Commercial & Consumer)                                    3,900      52,350
----------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                       15,700     206,619
----------------------------------------------------------------------------
Telefonica de Espana-ADR (Telephone)                       1,800     163,913
----------------------------------------------------------------------------
                                                                     422,882
----------------------------------------------------------------------------

SWEDEN - 0.64%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                3,800     141,788
----------------------------------------------------------------------------

UNITED KINGDOM - 7.70%

Energy Group PLC (Power Producers-Independent)(a)          2,000      89,250
----------------------------------------------------------------------------
Hyder PLC (Water Utilities)                                4,210      66,930
----------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)              12,134      57,593
----------------------------------------------------------------------------
National Power PLC (Electric Companies)                   22,950     226,152
----------------------------------------------------------------------------
National Power PLC-ADR (Electric Companies)                  900      35,662
----------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                         38,650     502,736
----------------------------------------------------------------------------
PowerGen PLC-ADR (Electric Companies)                      1,100      58,438
----------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                   15,950     140,932
----------------------------------------------------------------------------
Southern Electric PLC (Electric Companies)                 9,706      80,660
----------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                    14,725     188,632
----------------------------------------------------------------------------
Wessex Water PLC (Water Utilities)                        11,650      98,154
----------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                     19,580     155,962
----------------------------------------------------------------------------
                                                                   1,701,101
----------------------------------------------------------------------------

VENEZUELA - 0.64%

Cia. Anonima Nacional Telefonos de Venezuela
 (Telecommunications-Long Distance)(a)                     3,400     141,525
----------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    5,955,059
----------------------------------------------------------------------------

                                                         PRINCIPAL   MARKET
                                                          AMOUNT     VALUE
DOMESTIC NON-CONVERTIBLE BONDS & NOTES - 6.55%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.48%

Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08            $ 100,000 $   106,875
------------------------------------------------------------------------------

CONSUMER FINANCE - 0.38%

GMAC, Notes, 9.00%, 10/15/02                                75,000      83,451
------------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.84%

El Paso Electric Co., Series D Sec. 1st Mortgage Bonds,
 8.90%, 02/01/06                                            75,000      83,036
------------------------------------------------------------------------------
Western Resources Inc., Sr. Notes, 7.125%, 08/01/09        100,000     102,984
------------------------------------------------------------------------------
                                                                       186,020
------------------------------------------------------------------------------

ENTERTAINMENT - 1.26%

Time Warner, Inc.
 Deb., 9.125%, 01/15/13                                    100,000     119,454
------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                     75,000      82,367
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                               75,000      76,039
------------------------------------------------------------------------------
                                                                       277,860
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.49%

California Energy Co., Notes, 10.25%, 01/15/04             100,000     108,000
------------------------------------------------------------------------------

NATURAL GAS - 0.58%

Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                           75,000      79,875
------------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                    45,000      48,915
------------------------------------------------------------------------------
                                                                       128,790
------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.48%

Tennessee Gas Pipeline Co., Bonds, 7.00%, 03/15/27         100,000     105,440
------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.29%

AES Corp., Sr. Sub. Notes, 10.25%, 07/15/06                 75,000      81,563
------------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15           75,000      81,700
------------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                            93,421     122,242
------------------------------------------------------------------------------
                                                                       285,505
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.75%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                     150,000     164,414
------------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds & Notes                       1,446,355
------------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                      PRINCIPAL     MARKET
                                                        AMOUNT      VALUE
FOREIGN NON-CONVERTIBLE BONDS & NOTES - 2.25%

CANADA - 2.25%(c)

Bell Canada (Telecommunications-Cellular/Wireless),
 Series EW Deb., 8.80%, 08/17/05                     CAD   50,000 $     41,062
-------------------------------------------------------------------------------
 Unsec. Deb., 10.875, 10/11/04                             50,000       44,131
-------------------------------------------------------------------------------
Canadian Oil Debco Inc. (Oil & Gas-Exploration &
 Production), Deb., 11.00%, 10/31/00                      100,000       78,437
-------------------------------------------------------------------------------
Ontario Hydro (Electric Companies), Global Bonds,
 9.00%, 06/24/02                                          100,000       79,414
-------------------------------------------------------------------------------
Telegobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                          100,000       77,657
-------------------------------------------------------------------------------
Trans-Canada Pipelines (Oil & Gas-Exploration & Production),
 Series Q Deb., 10.625%, 10/20/09                         125,000      118,988
-------------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                             70,000       56,705
-------------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds & Notes                          496,394
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.41%

U.S. TREASURY BONDS - 0.71%

7.625%, 02/15/25                                     $    130,000      157,822
-------------------------------------------------------------------------------

U.S. TREASURY NOTES - 0.70%

6.625%, 06/30/01                                          150,000      154,260
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                       312,082
-------------------------------------------------------------------------------
  Total Investments (excluding Repurchase Agreement)                18,594,968
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 17.27%(d)

Smith Barney, Inc., 6.75%, 01/02/98(e)                  3,813,559    3,813,559
-------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.49%                               22,408,527
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.49%)                               (329,666)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $ 22,078,861
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of this security at 12/31/97 represented 0.28% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in Canadian dollars.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 at $408,000,323.

Abbreviations:
ADR   - American Depositary Receipt
CAD   - Canadian dollars
Conv. - Convertible
Deb.  - Debentures
Gtd.  - Guaranteed
Pfd.  - Preferred
PIK   - Payment in Kind
PRIDES- Preferred Redeemable Increased Dividend Equity Securities
Sec.  - Secured
Sr.   - Senior
Sub.  - Subordinated
Unsec.- Unsecured

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $13,970,866)           $18,594,968
---------------------------------------------------------------------
Repurchase agreement (cost $3,813,559)                      3,813,559
---------------------------------------------------------------------
Foreign currencies, at market value (cost $3,234)               3,246
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            67,399
---------------------------------------------------------------------
 Investments sold                                              39,932
---------------------------------------------------------------------
 Dividends and interest                                        91,910
---------------------------------------------------------------------
Investment for deferred compensation plan                      13,684
---------------------------------------------------------------------
  Total assets                                             22,624,698
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        503,055
---------------------------------------------------------------------
 Deferred compensation plan                                    13,684
---------------------------------------------------------------------
Accrued advisory fees                                          11,266
---------------------------------------------------------------------
Accrued directors' fees                                         1,839
---------------------------------------------------------------------
Accrued administrative services fees                            3,629
---------------------------------------------------------------------
Accrued operating expenses                                     12,364
---------------------------------------------------------------------
  Total liabilities                                           545,837
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $22,078,861
=====================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,446,729
=====================================================================
Net asset value, offering and redemption price per share       $15.26
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $18,882 foreign withholding tax)                $  376,432
-----------------------------------------------------------------------------
Interest                                                             290,021
-----------------------------------------------------------------------------
 Total investment income                                             666,453
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        106,309
-----------------------------------------------------------------------------
Administrative services fees                                          47,128
-----------------------------------------------------------------------------
Custodian fees                                                        17,887
-----------------------------------------------------------------------------
Directors' fees and expenses                                           7,826
-----------------------------------------------------------------------------
Professional fees                                                     20,236
-----------------------------------------------------------------------------
Other                                                                  8,597
-----------------------------------------------------------------------------
 Total expenses                                                      207,983
-----------------------------------------------------------------------------
Less:Expenses paid indirectly                                           (179)
-----------------------------------------------------------------------------
 Net expenses                                                        207,804
-----------------------------------------------------------------------------
Net investment income                                                458,649
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                               181,733
-----------------------------------------------------------------------------
 Foreign currency transactions                                       (16,050)
-----------------------------------------------------------------------------
 Futures contracts                                                    10,462
-----------------------------------------------------------------------------
                                                                     176,145
-----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                             2,780,466
-----------------------------------------------------------------------------
 Foreign currency transactions                                          (759)
-----------------------------------------------------------------------------
                                                                   2,779,707
-----------------------------------------------------------------------------
 Net gain on investment securities, foreign currency transactions
  and futures contracts                                            2,955,852
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $3,414,501
=============================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                          1997         1996
                                                       -----------  -----------
OPERATIONS:

 Net investment income                                 $   458,649  $   400,253
--------------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currency transactions and futures contracts              176,145       67,729
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currency transactions                      2,779,707      880,598
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   3,414,501    1,348,580
--------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                         --     (410,247)
--------------------------------------------------------------------------------
Distributions from net realized capital gains               (6,795)     (74,178)
--------------------------------------------------------------------------------
Net increase from capital stock transactions             5,095,582    4,317,451
--------------------------------------------------------------------------------
  Net increase in net assets                             8,503,288    5,181,606
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                      13,575,573    8,393,967
--------------------------------------------------------------------------------
 End of year                                           $22,078,861  $13,575,573
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $16,836,039  $11,740,457
--------------------------------------------------------------------------------
 Undistributed net investment income                       439,576       (3,023)
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currency transactions
  and futures contracts                                    179,652       (5,748)
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and
  foreign currency transactions                          4,623,594    1,843,887
--------------------------------------------------------------------------------
                                                       $22,078,861  $13,575,573
================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such

                         AIM V.I. GLOBAL UTILITIES FUND
   securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was decreased and undistributed net realized gains increased by $16,050 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $47,128 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,254 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $65 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $114 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $179 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $7,558,487 and $3,982,219, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $4,712,475
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (88,373)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $4,624,102
=========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                   1997                   1996
                           ---------------------  ---------------------
                            SHARES     AMOUNT      SHARES     AMOUNT
                           --------  -----------  --------  -----------
Sold                        505,614  $ 6,971,987   578,877  $ 6,900,184
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                  459        6,795    39,804      484,425
------------------------------------------------------------------------
Reacquired                 (140,799)  (1,883,200) (258,571)  (3,067,158)
------------------------------------------------------------------------
                            365,274  $ 5,095,582   360,110  $ 4,317,451
========================================================================

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                      DECEMBER 31,
                           ---------------------------------        JANUARY 31,
                            1997           1996        1995            1995
                           -------        -------     ------        -----------
Net asset value,
 beginning of period       $ 12.55         $11.64      $9.69          $10.00
-----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.32           0.40       0.29            0.27
-----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.40           0.99       1.98           (0.33)
-----------------------------------------------------------------------------------
  Total from investment
   operations                 2.72           1.39       2.27           (0.06)
-----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income            --          (0.41)     (0.31)          (0.25)
-----------------------------------------------------------------------------------
  Distributions from net
   realized capital gains    (0.01)         (0.07)     (0.01)             --
-----------------------------------------------------------------------------------
  Total distributions        (0.01)         (0.48)     (0.32)          (0.25)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 15.26         $12.55     $11.64          $ 9.69
===================================================================================
Total return(a)              21.63%         12.07%     23.73%          (0.56)%
===================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $22,079        $13,576     $8,394          $2,958
===================================================================================
Ratio of expenses to
 average net assets           1.28%(b)(c)    1.40%(d)   1.47%(d)(e)     1.31%(e)(f)
===================================================================================
Ratio of net investment
 income to average net
 assets                       2.81%(b)       3.56%(d)   3.76%(d)(e)     4.39%(e)(f)
===================================================================================
Portfolio turnover rate         28%            47%        58%             69%
===================================================================================
Average brokerage
 commission rate paid(g)   $0.0365        $0.0477        N/A             N/A
===================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $16,297,147.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42%, 2.44% (annualized) and 2.79% (annualized) for 1996 and 1995, respectively.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% and 2.90%, respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                         AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                      PRINCIPAL   MARKET
                                       AMOUNT     VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 77.17%

FEDERAL FARM CREDIT BANK - 0.59%

Medium term notes
 5.96%, 07/14/03                      $ 200,000 $  200,504
----------------------------------------------------------

FEDERAL HOME LOAN BANK BOARD - 7.06%

Debentures
 8.375%, 10/25/99                       150,000    156,620
----------------------------------------------------------
 6.00%, 06/27/00                        250,000    251,220
----------------------------------------------------------
 5.97%, 12/11/00                      1,000,000  1,004,790
----------------------------------------------------------
 7.31%, 07/06/01                        500,000    523,005
----------------------------------------------------------
 8.17%, 12/16/04                        400,000    449,296
----------------------------------------------------------
                                                 2,384,931
----------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 14.03%

Debentures
 6.13%, 08/19/99                        150,000    150,825
----------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10            832,849    823,996
----------------------------------------------------------
 6.50%, 12/01/08 to 07/01/23          1,454,590  1,456,294
----------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26          1,778,087  1,809,874
----------------------------------------------------------
 10.50%, 08/01/19                       258,784    284,338
----------------------------------------------------------
 8.50%, 08/01/24                        206,125    216,044
----------------------------------------------------------
                                                 4,741,371
----------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 41.22%

Debentures
 7.55%, 04/22/02                        400,000    425,244
----------------------------------------------------------
 8.50%, 02/01/05                        500,000    523,305
----------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                       300,000    324,159
----------------------------------------------------------
Pass through certificates
 5.504%, 06/02/99                       500,000    498,795
----------------------------------------------------------
 6.24%, 02/01/06                        490,964    493,498
----------------------------------------------------------
 6.625%, 02/01/07                       664,965    687,940
----------------------------------------------------------
 7.50%, 11/01/09 to 07/01/27          3,774,432  3,873,116
----------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23            582,304    583,737
----------------------------------------------------------
 7.00%, 07/01/11 to 12/01/27          5,671,038  5,742,794
----------------------------------------------------------
 8.50%, 09/01/24                        294,970    309,255
----------------------------------------------------------
STRIPS(a)
 7.37%, 10/09/19                      1,800,000    470,124
----------------------------------------------------------
                                                13,931,967
----------------------------------------------------------

                                            PRINCIPAL   MARKET
                                             AMOUNT     VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - 9.45%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                $  90,877 $   98,796
----------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                  175,375    190,075
----------------------------------------------------------------
 11.00%, 10/15/15                              45,876     51,424
----------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                  43,969     48,641
----------------------------------------------------------------
 6.50%, 12/15/23                              463,594    462,579
----------------------------------------------------------------
 8.00%, 07/15/26                            1,263,321  1,312,666
----------------------------------------------------------------
 7.50%, 05/15/27                            1,004,475  1,030,521
----------------------------------------------------------------
                                                       3,194,702
----------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.93%

Debentures
 7.30%, 01/31/02                              300,000    315,321
----------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 2.38%

Debentures
5.629%, 02/22/99                              500,000    499,670
----------------------------------------------------------------
5.55%, 12/15/99                               150,000    149,393
----------------------------------------------------------------
6.50%, 08/01/02                               150,000    153,732
----------------------------------------------------------------
                                                         802,795
----------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 1.51%

Debentures
6.375%, 06/15/05                              500,000    511,605
----------------------------------------------------------------
  Total U.S. Government Agency Securities             26,083,196
----------------------------------------------------------------

U.S. TREASURY SECURITIES - 17.23%

U.S. TREASURY NOTES & BONDS - 16.17%

5.625%, 11/30/99                            1,000,000    999,560
----------------------------------------------------------------
6.125%, 12/31/01                            1,500,000  1,521,030
----------------------------------------------------------------
6.00%, 07/31/02                               300,000    303,360
----------------------------------------------------------------
6.625%, 05/15/07                              500,000    529,475
----------------------------------------------------------------
6.125%, 08/15/07                              500,000    514,010
----------------------------------------------------------------
6.875%, 08/15/25                              500,000    557,695
----------------------------------------------------------------
6.375%, 08/15/27                              500,000    527,670
----------------------------------------------------------------
6.125%, 11/15/27                              500,000    513,895
----------------------------------------------------------------
                                                       5,466,695
----------------------------------------------------------------

U.S. TREASURY STRIPS(a) - 1.06%

6.80%, 11/15/18                             1,250,000    356,675
----------------------------------------------------------------
  Total U.S. Treasury Securities                       5,823,370
----------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                          PRINCIPAL    MARKET
                                            AMOUNT     VALUE
REPURCHASE AGREEMENT - 4.42%(b)

Goldman, Sachs & Co., 6.53%, 01/02/98(c)  $1,493,291 $ 1,493,291
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.82%                            33,399,857
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.18%                    399,939
----------------------------------------------------------------
NET ASSETS - 100.00%                                 $33,799,796
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Government obligations, 0% to 14%, due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $32,662,725)           $ 33,399,857
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            173,205
----------------------------------------------------------------------
 Interest                                                      258,350
----------------------------------------------------------------------
Investment for deferred compensation plan                       16,668
----------------------------------------------------------------------
Organizational costs, net                                          967
----------------------------------------------------------------------
Other assets                                                     2,813
----------------------------------------------------------------------
  Total assets                                              33,851,860
----------------------------------------------------------------------

LIABILITIES:

Deferred compensation payable                                   16,668
----------------------------------------------------------------------
Accrued advisory fees                                           14,074
----------------------------------------------------------------------
Accrued directors' fees                                          2,519
----------------------------------------------------------------------
Accrued administrative service fees                              2,920
----------------------------------------------------------------------
Accrued operating expenses                                      15,883
----------------------------------------------------------------------
  Total liabilities                                             52,064
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 33,799,796
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 3,167,800
======================================================================
Net asset value, offering and redemption price per share        $10.67
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                                       $1,862,279
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     138,550
--------------------------------------------------------------------------
Administrative services fees                                       37,872
--------------------------------------------------------------------------
Custodian fees                                                     13,275
--------------------------------------------------------------------------
Directors' fees and expenses                                        8,571
--------------------------------------------------------------------------
Professional fees                                                  23,862
--------------------------------------------------------------------------
Organizational costs                                                2,903
--------------------------------------------------------------------------
Other                                                              16,788
--------------------------------------------------------------------------
  Total expenses                                                  241,821
--------------------------------------------------------------------------
Net investment income                                           1,620,458
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

Net realized gain (loss) on sales of investment securities       (100,162)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities              728,502
--------------------------------------------------------------------------
 Net gain on investment securities                                628,340
--------------------------------------------------------------------------
Net increase in net assets resulting from operations           $2,248,798
==========================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                      1997         1996
                                                   -----------  -----------
OPERATIONS:

Net investment income                              $ 1,620,458  $ 1,246,854
----------------------------------------------------------------------------
Net realized gain (loss) on sales of investment
 securities                                           (100,162)     (33,180)
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investment securities                                 728,502     (626,394)
----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                      2,248,798      587,280
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (15,600)  (1,251,057)
----------------------------------------------------------------------------
Net equalization credits                                    --      247,547
----------------------------------------------------------------------------
Net increase from capital stock transactions         7,040,082    5,397,355
----------------------------------------------------------------------------
    Net increase in net assets                       9,273,280    4,981,125
----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  24,526,516   19,545,391
----------------------------------------------------------------------------
 End of year                                       $33,799,796  $24,526,516
============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $31,984,676  $24,348,661
----------------------------------------------------------------------------
 Undistributed net investment income                 1,585,397      653,121
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (507,409)    (483,896)
----------------------------------------------------------------------------
 Unrealized appreciation of investment securities      737,132        8,630
----------------------------------------------------------------------------
                                                   $33,799,796  $24,526,516
============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S. Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net realized gain (loss) was increased and undistributed

                      AIM V.I. GOVERNMENT SECURITIES FUND
   net investment income decreased by $76,649 as a result of permanent book/tax differences due to the differing book/tax treatment for principal paydown losses on mortgage back securities. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $507,409, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Equalization - The Fund previously followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares. During the year ended December 31, 1997, the Fund discontinued equalization accounting and reclassified the cumulative equalization debits of $595,933 from undistributed net investment income to paid-in capital. This change has no effect on the net assets, the results of operations or net asset value per share of the Fund.
E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $37,872 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,280 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $24,965,236 and $16,850,495, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $757,075
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (19,943)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $737,132
=======================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                   1997                   1996
                           ----------------------  --------------------
                            SHARES      AMOUNT      SHARES     AMOUNT
                           ---------  -----------  --------  ----------
Sold                       1,272,288  $13,023,561   872,793  $8,373,957
------------------------------------------------------------------------
Issued as reinvestment of
 distributions                 1,468       15,600   126,754   1,220,637
------------------------------------------------------------------------
Reacquired                  (591,274)  (5,999,079) (435,586) (4,197,239)
------------------------------------------------------------------------
                             682,482  $ 7,040,082   563,961  $5,397,355
========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                DECEMBER 31,                  JANUARY 31,
                           ----------------------------     -------------------
                            1997        1996     1995        1995        1994
                           -------     -------  -------     -------     -------
Net asset value,
 beginning of period       $  9.87     $ 10.17  $  9.39     $ 10.24     $ 10.00
--------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.59        0.58     0.54        0.53        0.38
--------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.22       (0.35)    0.74       (0.88)       0.10
--------------------------------------------------------------------------------------
    Total from investment
     operations               0.81        0.23     1.28       (0.35)       0.48
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.01)      (0.53)   (0.50)      (0.50)      (0.24)
--------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 10.67     $  9.87  $ 10.17     $  9.39     $ 10.24
======================================================================================
Total return(a)               8.16%       2.29%   13.84%      (3.42)%      4.78%
======================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $33,800     $24,527  $19,545     $12,887     $10,643
======================================================================================
Ratio of expenses to
 average net assets           0.87%(b)    0.91%    1.19%(c)    0.95%(d)    1.00%(c)(d)
======================================================================================
Ratio of net investment
 income to average net
 assets                       5.85%(b)    5.80%    5.78%(c)    5.51%(e)    4.74%(c)(e)
======================================================================================
Portfolio turnover rate         66%         32%      41%         29%          0%
======================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $27,710,072.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January, 1995 and 1994, respectively.

                      AIM V.I. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                       MARKET
                                         SHARES        VALUE
DOMESTIC COMMON STOCKS - 78.99%

AEROSPACE/DEFENSE - 0.64%

Coltec Industries, Inc.(a)                   6,500 $    150,718
---------------------------------------------------------------
Sundstrand Corp.                            30,000    1,511,250
---------------------------------------------------------------
                                                      1,661,968
---------------------------------------------------------------

AGRICULTURAL PRODUCTS - 0.64%

DIMON, Inc.                                 23,600      619,500
---------------------------------------------------------------
Universal Corp.                             25,000    1,028,124
---------------------------------------------------------------
                                                      1,647,624
---------------------------------------------------------------

AIR FREIGHT - 0.23%

CNF Transportation Inc.                     15,500      594,812
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.31%

Federal-Mogul Corp.                         16,200      656,100
---------------------------------------------------------------
MascoTech, Inc.                              8,400      154,350
---------------------------------------------------------------
                                                        810,450
---------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.55%

First Union Corp.                           28,000    1,435,000
---------------------------------------------------------------

BANKS (MONEY CENTER) - 2.43%

BankAmerica Corp.                           18,000    1,314,000
---------------------------------------------------------------
Chase Manhattan Corp.                       35,000    3,832,500
---------------------------------------------------------------
Citicorp                                     9,000    1,137,936
---------------------------------------------------------------
                                                      6,284,436
---------------------------------------------------------------

BANKS (REGIONAL) - 0.26%

North Fork Bancorporation, Inc.             20,000      671,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.66%

Chancellor Media Corp.(a)                   11,100      828,338
---------------------------------------------------------------
Jacor Communications, Inc.(a)               16,500      876,562
---------------------------------------------------------------
                                                      1,704,900
---------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.56%

Crompton & Knowles Corp.                    28,000      742,000
---------------------------------------------------------------
Millennium Chemicals Inc.                   30,000      706,875
---------------------------------------------------------------
                                                      1,448,875
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.52%

Lucent Technologies, Inc.(b)(c)             22,000    1,757,250
---------------------------------------------------------------
QUALCOMM, Inc.(a)                           16,000      808,000
---------------------------------------------------------------
Tellabs, Inc.(a)                            26,000    1,374,750
---------------------------------------------------------------
                                                      3,940,000
---------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.96%

Compaq Computer Corp.                       37,500    2,116,405
---------------------------------------------------------------
Dell Computer Corp.(a)                      20,000    1,680,000
---------------------------------------------------------------
International Business Machines Corp.       37,000    3,868,812
---------------------------------------------------------------
                                                      7,665,217
---------------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (NETWORKING) - 0.26%

Cisco Systems, Inc.(a)                        12,000 $    669,000
-----------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.53%

EMC Corp.(a)                                  50,000    1,371,873
-----------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 4.45%

America Online, Inc.(a)(b)(c)                 15,500    1,382,404
-----------------------------------------------------------------
BMC Software, Inc.(a)                         20,000    1,312,500
-----------------------------------------------------------------
Cadence Design Systems, Inc.(a)               31,000      759,500
-----------------------------------------------------------------
Computer Associates International, Inc.       34,500    1,824,186
-----------------------------------------------------------------
Compuware Corp.(a)                            40,000    1,280,000
-----------------------------------------------------------------
Microsoft Corp.(a)                            32,000    4,136,000
-----------------------------------------------------------------
Unisys Corp.(a)                               60,000      832,500
-----------------------------------------------------------------
                                                       11,527,090
-----------------------------------------------------------------

CONSUMER FINANCE - 2.55%

ContiFinancial Corp.(a)                       12,800      322,400
-----------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(a)            42,000    1,611,750
-----------------------------------------------------------------
Household International, Inc.                 10,000    1,275,625
-----------------------------------------------------------------
Money Store, Inc. (The)                       29,000      609,000
-----------------------------------------------------------------
SLM Holding Corp.                             20,000    2,782,500
-----------------------------------------------------------------
                                                        6,601,275
-----------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.15%

AmeriSource Health Corp.-Class A(a)           24,000    1,398,000
-----------------------------------------------------------------
Cardinal Health, Inc.                          9,000      676,125
-----------------------------------------------------------------
Sysco Corp.                                   20,000      911,250
-----------------------------------------------------------------
                                                        2,985,375
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.31%

American Power Conversion Corp.(a)            20,000      472,500
-----------------------------------------------------------------
General Electric Co.                          46,700    3,426,612
-----------------------------------------------------------------
SCI Systems, Inc.(a)                           7,800      339,788
-----------------------------------------------------------------
Solectron Corp.(a)                            22,600      939,312
-----------------------------------------------------------------
Symbol Technologies, Inc.                     21,200      800,300
-----------------------------------------------------------------
                                                        5,978,512
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.59%

Perkin-Elmer Corp.                             5,500      390,844
-----------------------------------------------------------------
Waters Corp.(a)                               30,500    1,147,562
-----------------------------------------------------------------
                                                        1,538,406
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.34%

Intel Corp.                                   12,600      885,150
-----------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.21%

Applied Materials, Inc.(a)(b)(c)              18,000      542,250
-----------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                             MARKET
                                               SHARES        VALUE
FINANCIAL (DIVERSIFIED) - 3.22%

American Express Co.                              17,000 $  1,517,250
---------------------------------------------------------------------
Amresco, Inc.(a)                                  33,000      998,250
---------------------------------------------------------------------
Fannie Mae                                        30,000    1,711,875
---------------------------------------------------------------------
Freddie Mac                                       36,000    1,509,750
---------------------------------------------------------------------
MBIA, Inc.                                        12,600      841,836
---------------------------------------------------------------------
MGIC Investment Corp.                             13,000      864,500
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       15,000      886,875
---------------------------------------------------------------------
                                                            8,330,336
---------------------------------------------------------------------

FOODS - 0.33%

ConAgra, Inc.(b)                                  22,000      721,874
---------------------------------------------------------------------
Sara Lee Corp.                                     2,300      129,518
---------------------------------------------------------------------
                                                              851,392
---------------------------------------------------------------------

FOOTWEAR - 0.26%

Wolverine World Wide, Inc.                        30,000      678,750
---------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 2.97%

Abbott Laboratories                               14,000      917,874
---------------------------------------------------------------------
American Home Products Corp.                      11,800      902,700
---------------------------------------------------------------------
Bristol-Myers Squibb Co.(b)                       24,100    2,280,462
---------------------------------------------------------------------
Johnson & Johnson                                 20,000    1,317,500
---------------------------------------------------------------------
Warner-Lambert Co.                                18,400    2,281,600
---------------------------------------------------------------------
                                                            7,700,136
---------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.64%

Dura Pharmaceuticals, Inc.(a)                     12,700      582,612
---------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         38,300    1,869,519
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   55,000    1,784,062
---------------------------------------------------------------------
                                                            4,236,193
---------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 3.11%

Lilly (Eli) & Co.                                 15,000    1,044,375
---------------------------------------------------------------------
Merck & Co., Inc.                                 41,000    4,356,250
---------------------------------------------------------------------
Pfizer Inc.                                       14,300    1,066,244
---------------------------------------------------------------------
Schering-Plough Corp.                             25,500    1,584,188
---------------------------------------------------------------------
                                                            8,051,057
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.58%

Quorum Health Group, Inc.(a)                      37,000      966,625
---------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        10,700      539,012
---------------------------------------------------------------------
                                                            1,505,637
---------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.64%

Health Care and Retirement Corp.(a)                6,700      269,675
---------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              50,000    1,387,500
---------------------------------------------------------------------
                                                            1,657,175
---------------------------------------------------------------------

                                                                MARKET
                                                  SHARES        VALUE
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 2.79%

Arterial Vascular Engineering, Inc.(a)               26,200 $  1,703,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                              40,000    2,000,000
------------------------------------------------------------------------
DePuy, Inc.                                           7,800      224,250
------------------------------------------------------------------------
Guidant Corp.                                        15,000      933,750
------------------------------------------------------------------------
Stryker Corp.                                        29,800    1,110,050
------------------------------------------------------------------------
Sybron International Corp.(a)                        26,400    1,239,150
------------------------------------------------------------------------
                                                               7,210,200
------------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.44%

Furniture Brands International, Inc.(a)              21,000      430,500
------------------------------------------------------------------------
Maytag Corp.                                         19,200      716,400
------------------------------------------------------------------------
                                                               1,146,900
------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.72%

Dial Corp. (The)                                     40,000      832,500
------------------------------------------------------------------------
Procter & Gamble Co.                                 13,000    1,037,563
------------------------------------------------------------------------
                                                               1,870,063
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.55%

Conseco, Inc.                                        30,000    1,363,125
------------------------------------------------------------------------
Equitable Companies, Inc.                            20,000      995,000
------------------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A(a)       25,000      903,125
------------------------------------------------------------------------
Torchmark Corp.                                      18,000      757,125
------------------------------------------------------------------------
                                                               4,018,375
------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 2.20%

Ace, Ltd.                                            14,400    1,389,600
------------------------------------------------------------------------
Allmerica Financial Corp.                            16,000      799,000
------------------------------------------------------------------------
American International Group, Inc.                    8,600      935,250
------------------------------------------------------------------------
Travelers Group, Inc.                                47,602    2,564,558
------------------------------------------------------------------------
                                                               5,688,408
------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.93%

Allstate Corp.                                       19,900    1,808,412
------------------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                   35,000    1,443,750
------------------------------------------------------------------------
EXEL Ltd.                                            13,200      836,550
------------------------------------------------------------------------
Fremont General Corp.                                16,500      903,375
------------------------------------------------------------------------
                                                               4,992,087
------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.18%

Merrill Lynch & Co., Inc.                            42,000    3,063,375
------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.85%

Franklin Resources, Inc.                             12,350    1,073,678
------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                       18,000    1,131,750
------------------------------------------------------------------------
                                                               2,205,428
------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.36%

Harley-Davidson, Inc.                                33,500      917,062
------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                          MARKET
                                            SHARES        VALUE
LODGING (HOTELS) - 1.40%

Carnival Corp.-Class A                         31,000 $  1,716,625
------------------------------------------------------------------
Host Marriott Corp.(a)                          7,400      145,225
------------------------------------------------------------------
ITT Corp.                                      14,000    1,160,250
------------------------------------------------------------------
Promus Hotel Corp.(a)                          14,460      607,320
------------------------------------------------------------------
                                                         3,629,420
------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.82%

Dover Corp.(a)                                 37,800    1,365,525
------------------------------------------------------------------
Ingersoll-Rand Co.                             18,450      747,225
------------------------------------------------------------------
                                                         2,112,750
------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.47%

Carlisle Companies, Inc.                        4,000      171,000
------------------------------------------------------------------
Crane Co.                                       6,600      286,275
------------------------------------------------------------------
Eaton Corp.                                     7,500      669,375
------------------------------------------------------------------
Thermo Electron Corp.(a)                       45,000    2,002,500
------------------------------------------------------------------
U.S. Industries, Inc.                          22,500      677,812
------------------------------------------------------------------
                                                         3,806,962
------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.31%

Diebold, Inc.                                  15,650      792,280
------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 4.31%

BJ Services Co.(a)                             18,500    1,330,844
------------------------------------------------------------------
Cooper Cameron Corp.(a)                        22,000    1,342,000
------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                30,000    1,443,750
------------------------------------------------------------------
ENSCO International, Inc.(a)                   19,000      636,500
------------------------------------------------------------------
Halliburton Co.                                12,000      623,250
------------------------------------------------------------------
Nabors Industries, Inc.(a)                     40,000    1,257,500
------------------------------------------------------------------
Newpark Resources, Inc.(a)                     15,600      273,000
------------------------------------------------------------------
Santa Fe International Corp.                   30,500    1,240,968
------------------------------------------------------------------
Schlumberger Ltd.                              17,200    1,384,600
------------------------------------------------------------------
Transocean Offshore Inc.                        2,300      110,830
------------------------------------------------------------------
Western Atlas Inc.(a)                          20,500    1,517,000
------------------------------------------------------------------
                                                        11,160,242
------------------------------------------------------------------

PERSONAL CARE - 1.16%

Avon Products, Inc.                            25,000    1,534,375
------------------------------------------------------------------
Gillette Co.                                   14,500    1,456,344
------------------------------------------------------------------
                                                         2,990,719
------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.63%

AES Corp.(a)                                   35,000    1,631,875
------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.63%

Gannett Co., Inc.                              14,000      865,375
------------------------------------------------------------------
New York Times Co.-Class A                     11,700      773,663
------------------------------------------------------------------
                                                         1,639,038
------------------------------------------------------------------

                                                         MARKET
                                            SHARES       VALUE
REAL ESTATE INVESTMENT TRUST - 1.16%

Crescent Real Estate Equities, Co.             20,000 $    787,500
------------------------------------------------------------------
Patriot American Hospitality, Inc.             32,000      922,000
------------------------------------------------------------------
Starwood Lodging Trust                         22,000    1,273,250
------------------------------------------------------------------
                                                         2,982,750
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.32%

Home Depot, Inc.(b)(c)                         13,950      821,306
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.56%

CompUSA, Inc.(a)                               38,100    1,181,100
------------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                  45,000    1,310,625
------------------------------------------------------------------
Tech Data Corp.(a)                             39,900    1,551,112
------------------------------------------------------------------
                                                         4,042,837
------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.81%

Federated Department Stores, Inc.              15,000      645,938
------------------------------------------------------------------
Nordstrom, Inc.                                 1,900      114,712
------------------------------------------------------------------
Proffitt's, Inc.(a)                            47,000    1,336,562
------------------------------------------------------------------
                                                         2,097,212
------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.94%

Consolidated Stores Corp.(a)                   23,750    1,043,516
------------------------------------------------------------------
Family Dollar Stores, Inc.                     19,200      562,800
------------------------------------------------------------------
Ross Stores, Inc.                              23,000      836,625
------------------------------------------------------------------
                                                         2,442,941
------------------------------------------------------------------

RETAIL (DRUG STORES) - 1.01%

CVS Corp.                                      18,000    1,153,125
------------------------------------------------------------------
Rite Aid Corp.                                 25,000    1,467,188
------------------------------------------------------------------
                                                         2,620,313
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.70%

Albertson's, Inc.                              24,200    1,146,475
------------------------------------------------------------------
Kroger Co.(a)                                  47,000    1,736,063
------------------------------------------------------------------
Safeway, Inc.(a)(b)                            24,000    1,518,000
------------------------------------------------------------------
                                                         4,400,538
------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.22%

Costco Companies, Inc.(a)                      38,000    1,695,750
------------------------------------------------------------------
Dayton Hudson Corp.                            24,500    1,653,750
------------------------------------------------------------------
Fred Meyer, Inc.(a)                            40,000    1,455,000
------------------------------------------------------------------
Wal-Mart Stores, Inc.                          24,100      950,444
------------------------------------------------------------------
                                                         5,754,944
------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.04%

Bed Bath & Beyond, Inc.(a)(b)(c)               18,000      693,000
------------------------------------------------------------------
Office Depot, Inc.(a)                          57,300    1,371,618
------------------------------------------------------------------
Payless ShoeSource, Inc.(a)                     9,500      637,688
------------------------------------------------------------------
                                                         2,702,306
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                 MARKET
                                                    SHARES       VALUE
RETAIL (SPECIALTY-APPAREL) - 0.41%

Intimate Brands, Inc.                                   9,900 $    238,218
--------------------------------------------------------------------------
TJX Companies, Inc.                                    24,000      825,000
--------------------------------------------------------------------------
                                                                 1,063,218
--------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 1.43%

Ahmanson (H.F.) & Co.                                  28,700    1,921,105
--------------------------------------------------------------------------
Charter One Financial, Inc.                            10,840      684,275
--------------------------------------------------------------------------
Washington Mutual, Inc.                                17,000    1,084,812
--------------------------------------------------------------------------
                                                                 3,690,192
--------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.52%

Outdoor Systems, Inc.(a)                               19,800      759,825
--------------------------------------------------------------------------
Universal Outdoor Holdings, Inc.                       11,400      592,800
--------------------------------------------------------------------------
                                                                 1,352,625
--------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.14%

Cendant Corp.(b)(c)                                    84,108    2,891,228
--------------------------------------------------------------------------
Service Corp. International                            71,700    2,648,454
--------------------------------------------------------------------------
                                                                 5,539,682
--------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.50%

Equifax, Inc.                                          65,600    2,324,700
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                        11,400      560,024
--------------------------------------------------------------------------
National Data Corp.                                    27,264      984,910
--------------------------------------------------------------------------
                                                                 3,869,634
--------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.25%

AccuStaff, Inc.(a)                                     28,100      646,300
--------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.56%

AT&T Corp.                                             25,000    1,531,250
--------------------------------------------------------------------------
CIENA Corp.(a)                                         15,000      916,875
--------------------------------------------------------------------------
MCI Communications Corp.                               20,000      856,250
--------------------------------------------------------------------------
WorldCom, Inc.(a)                                      24,000      726,000
--------------------------------------------------------------------------
                                                                 4,030,375
--------------------------------------------------------------------------

TELEPHONE - 0.60%

Bell Atlantic Corp.                                    17,000    1,547,000
--------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.29%

Warnaco Group, Inc. (The)                              23,800      746,725
--------------------------------------------------------------------------

TOBACCO - 0.56%

Philip Morris Companies, Inc.                          32,000    1,450,000
--------------------------------------------------------------------------

WASTE MANAGEMENT - 0.32%

USA Waste Services, Inc.(a)                            20,900      820,324
--------------------------------------------------------------------------
  Total Domestic Common Stocks                                 204,470,545
--------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.15%

FINANCIAL (DIVERSIFIED) - 0.89%

MGIC Investment Corp.-$3.12 Conv. Pfd.                 15,000    1,665,000
--------------------------------------------------------------------------
SunAmerica, Inc.-Series E, $3.10 Dep. Conv. Pfd.        4,900      637,000
--------------------------------------------------------------------------
                                                                 2,302,000
--------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
LODGING (HOTELS) - 0.26%

Host Marriott Corp., $3.375 Conv. Pfd.                     10,950 $    672,746
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                        2,974,746
------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
DOMESTIC CONVERTIBLE CORPORATE NOTES - 0.67%

ELECTRICAL EQUIPMENT - 0.67%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%,
 05/01/06(d) (acquired 10/31/96-12/06/96; cost
 $1,166,399)                                          $   923,000    1,728,945
------------------------------------------------------------------------------
  Total Domestic Convertible Corporate Notes                         1,728,945
------------------------------------------------------------------------------
                                                        SHARES
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 6.27%

BERMUDA - 0.52%
Tyco International Ltd. (Manufacturing-Diversified)        30,000    1,351,875
------------------------------------------------------------------------------

CANADA - 0.77%

Northern Telecom Ltd.-ADR (Communications
 Equipment)(b)(c)                                           9,300      827,700
------------------------------------------------------------------------------
Philip Services Corp. (Waste Management)(a)                80,000    1,150,000
------------------------------------------------------------------------------
                                                                     1,977,700
------------------------------------------------------------------------------

FRANCE - 1.77%

Banque Nationale de Paris (Banks-Major Regional)           26,000    1,381,972
------------------------------------------------------------------------------
ELF Aquitaine S.A. (Oil & Gas-Drilling & Equipment)        11,000    1,279,388
------------------------------------------------------------------------------
Renault S.A. (Automobiles)(b)                              22,500      632,922
------------------------------------------------------------------------------
Societe Generale (Banks-Major Regional)                     9,500    1,294,342
------------------------------------------------------------------------------
                                                                     4,588,624
------------------------------------------------------------------------------

GERMANY - 0.15%

Adidas A.G. (Footwear)                                      2,950      387,976
------------------------------------------------------------------------------

IRELAND - 0.24%

Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                 12,100      619,368
------------------------------------------------------------------------------

NETHERLANDS - 0.36%

Akzo Nobel N.V. (Chemicals-Diversified)                     5,450      939,668
------------------------------------------------------------------------------

SINGAPORE - 0.11%

Asia Pulp & Paper Co. Ltd.-ADR (Paper & Forest
 Products)                                                 28,100      282,756
------------------------------------------------------------------------------

SWEDEN - 0.46%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                32,000    1,194,000
------------------------------------------------------------------------------

SWITZERLAND - 1.33%

Novartis A.G. (Healthcare-Diversified)                        570      924,324
------------------------------------------------------------------------------
UBS-Union Bank of Switzerland (Banks-Major Regional)        1,750    2,528,908
------------------------------------------------------------------------------
                                                                     3,453,232
------------------------------------------------------------------------------

UNITED KINGDOM - 0.56%

SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceuticals)                                          28,200    1,450,536
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                     16,245,735
------------------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                       PRINCIPAL     MARKET
                                                        AMOUNT       VALUE
FOREIGN CONVERTIBLE BONDS - 0.33%

SWITZERLAND - 0.33%

Sandoz Capital BVI Ltd. (Financial-Diversified), Sr.
 Conv. Deb., 2.00%, 10/06/02 (acquired 11/04/96-
 11/08/96; cost $612,162)(d)                          $   550,000 $    848,375
-------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                      848,375
-------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements               226,268,346
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 12.82%(e)

Smith Barney, Inc., 6.75%, 01/02/98(f)                 33,186,429   33,186,429
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.23%                                        259,454,775
-------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.23)%                               (603,005)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $258,851,770
===============================================================================

Investment Abbreviations:
ADR-American Depositary Receipt
Conv.-Convertible
Deb.-Debentures
Pfd.-Preferred
Sr.-Senior
Sub.-Subordinated

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) A portion of this security is subject to put options purchased. See Note 8.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $2,577,320 which represented 1.00% of the Fund's net assets.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Joint repurchase agreements entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at December 31, 1997 of $408,000,323.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $173,804,805)                                $226,268,346
----------------------------------------------------------------------
Repurchase agreements (cost $33,186,249)                    33,186,429
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            104,657
----------------------------------------------------------------------
 Investments sold                                            1,355,180
----------------------------------------------------------------------
 Dividends and interest                                        171,225
----------------------------------------------------------------------
 Options written                                               137,059
----------------------------------------------------------------------
Organizational costs, net                                          965
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,734
----------------------------------------------------------------------
Other assets                                                     1,495
----------------------------------------------------------------------
  Total assets                                             261,243,090
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,327,198
----------------------------------------------------------------------
 Capital stock reacquired                                      139,112
----------------------------------------------------------------------
 Options written                                               731,831
----------------------------------------------------------------------
 Deferred compensation plan                                     17,734
----------------------------------------------------------------------
Accrued advisory fees                                          134,357
----------------------------------------------------------------------
Accrued directors' fees                                          2,202
----------------------------------------------------------------------
Accrued administrative service fees                              3,053
----------------------------------------------------------------------
Accrued operating expenses                                      35,833
----------------------------------------------------------------------
  Total liabilities                                          2,391,320
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $258,851,770
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                13,054,326
======================================================================
Net asset value, offering and redemption price per share        $19.83
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $18,515 foreign withholding tax)              $ 1,864,707
----------------------------------------------------------------------------
Interest                                                            990,927
----------------------------------------------------------------------------
   Total investment income                                        2,855,634
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     1,453,488
----------------------------------------------------------------------------
Administrative service fees                                          44,692
----------------------------------------------------------------------------
Custodian fees                                                       68,311
----------------------------------------------------------------------------
Directors' fees and expenses                                          8,967
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                67,219
----------------------------------------------------------------------------
   Total expenses                                                 1,645,569
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,708)
----------------------------------------------------------------------------
   Net expenses                                                   1,643,861
----------------------------------------------------------------------------
Net investment income                                             1,211,773
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                         19,739,112
----------------------------------------------------------------------------
   Foreign currencies                                               (41,236)
----------------------------------------------------------------------------
   Futures contracts                                              2,272,116
----------------------------------------------------------------------------
   Options contracts                                                139,988
----------------------------------------------------------------------------
                                                                 22,109,980
----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

   Investment securities                                         28,602,661
----------------------------------------------------------------------------
   Foreign currencies                                                   351
----------------------------------------------------------------------------
   Futures contracts                                                (83,436)
----------------------------------------------------------------------------
   Options contracts                                               (449,591)
----------------------------------------------------------------------------
                                                                 28,069,985
----------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and options contracts                                          50,179,965
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $51,391,738
============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,211,773  $  1,113,772
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options
  contracts                                          22,109,980     8,362,709
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  28,069,985    13,695,426
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       51,391,738    23,171,907
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (1,119,140)     (662,515)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                       (8,443,286)   (7,442,940)
------------------------------------------------------------------------------
Net increase from capital stock transactions         38,384,566    60,971,328
------------------------------------------------------------------------------
   Net increase in net assets                        80,213,878    76,037,780
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  178,637,892   102,600,112
------------------------------------------------------------------------------
 End of year                                       $258,851,770  $178,637,892
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $183,975,681  $145,591,115
------------------------------------------------------------------------------
 Undistributed net investment income                  1,182,806     1,090,173
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                  21,643,385     7,976,691
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                          52,049,898    23,979,913
------------------------------------------------------------------------------
                                                   $258,851,770  $178,637,892
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.

                             AIM V.I. GROWTH FUND

   Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
G. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
H. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
I. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $44,692 for such services.

                             AIM V.I. GROWTH FUND

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,727 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $863 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $845 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,708 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $278,678,426 and $271,014,953, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $54,538,052
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,523,682)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $52,014,370
==========================================================================

 Cost of investments for tax purposes is $174,253,976.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                     1996
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,757,339  $ 51,600,352  3,676,649  $57,637,947
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                492,909     9,562,426    511,063    8,105,455
----------------------------------------------------------------------------
Reacquired                 (1,185,922)  (22,778,212)  (304,826)  (4,772,074)
----------------------------------------------------------------------------
                            2,064,326  $ 38,384,566  3,882,886  $60,971,328
============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                          OPTION CONTRACTS
                        ---------------------
                        NUMBER OF  PREMIUMS
                        CONTRACTS  RECEIVED
                        --------- -----------
     Beginning of year      824   $   342,973
    ------------------------------------------
     Written              5,180     1,732,123
    ------------------------------------------
     Closed              (2,655)   (1,028,115)
    ------------------------------------------
     Exercised           (1,251)     (372,509)
    ------------------------------------------
     Expired               (283)     (142,568)
    ------------------------------------------
     End of year          1,815   $   531,904
    ==========================================

    Open call options written at December 31, 1997 were as follows:

                                                                  DECEMBER 31,   UNREALIZED
                               CONTRACT STRIKE NUMBER OF PREMIUM      1997      APPRECIATION
     ISSUE                      MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
     -----                     -------- ------ --------- -------- ------------ --------------
     America Online Inc.       Jan. 98     80      155   $ 80,782   $158,875     $ (78,093)
     Applied Materials         Jan. 98   37.5       90     25,042      1,406        23,636
     Bed Bath & Beyond, Inc.   Feb. 98     35      180     25,334     84,375       (59,041)
     Bristol-Myers Squibb Co.  Jan. 98     95      241    106,562     52,719        53,843
     ConAgra, Inc.             Mar. 98   37.5      220     39,214      9,625        29,589
     Cendant Corp.             Jan. 98     75      350     61,044    266,875      (205,831)
     Home Depot, Inc.          Jan. 98     55      139     44,757     54,731        (9,974)
     Lucent Technologies,
      Inc.                     Jan. 98     85      220     64,495     15,125        49,370
     Northern Telecom Ltd.     Mar. 98     95       93     52,512     41,269        11,243
     Safeway, Inc.             Jan. 98     60      127     32,162     46,831       (14,669)
                                                 -----   --------   --------     ---------
                                                 1,815   $531,904   $731,831     $(199,927)
                                                 =====   ========   ========     =========

                              AIM V.I. GROWTH FUND

NOTE 8 - PUT OPTIONS CONTRACTS PURCHASED
Transactions in put options purchased during the year ended December 31, 1997 are summarized as follows:

                         OPTION CONTRACTS
                        -------------------
                        NUMBER OF PREMIUMS
                        CONTRACTS   PAID
                        --------- ---------
     Beginning of year       --   $      --
    ----------------------------------------
     Purchased            2,047     565,769
    ----------------------------------------
     Closed                (500)   (182,680)
    ----------------------------------------
     Expired               (230)    (32,315)
    ----------------------------------------
     End of year          1,317   $ 350,774
    ========================================

    Open put options held at December 31, 1997 were as follows:

                                                                 DECEMBER 31,   UNREALIZED
                              CONTRACT STRIKE NUMBER OF PREMIUM      1997      APPRECIATION
     ISSUE                     MONTH   PRICE  CONTRACTS   PAID   MARKET VALUE (DEPRECIATION)
     -----                    -------- ------ --------- -------- ------------ --------------
     America Online Inc.      Jan. 98     70      155   $ 70,928   $  3,875     $ (67,053)
     Applied Materials, Inc.  Jan. 98   32.5      180     51,165     57,375         6,210
     Bed Bath & Beyond, Inc.  Feb. 98     30      180     26,415      3,938       (22,477)
     Cendant Corp.            Jan. 98     65      350     75,521      6,563       (68,958)
     Home Depot, Inc.         Jan. 98     50      139     14,178      1,303       (12,875)
     Lucent Technologies,
      Inc.                    Jan. 98     75      220     72,160     19,250       (52,910)
     Northern Telecom Ltd.    Mar. 98     85       93     40,407     44,754         4,347
                                                -----   --------   --------     ---------
                                                1,317   $350,774   $137,058     $(213,716)
                                                =====   ========   ========     =========

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                          ----------------------------------     -----------------
                            1997            1996      1995        1995      1994
                          --------        --------  --------     -------   -------
Net asset value,
 beginning of period      $  16.25        $  14.44  $  10.71     $ 11.59   $ 10.00
----------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.08            0.07      0.09        0.06      0.02
----------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                4.27            2.52      3.65       (0.88)     1.59
----------------------------------------------------------------------------------
   Total from investment
    operations                4.35            2.59      3.74       (0.82)     1.61
----------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.09)          (0.06)    (0.01)      (0.06)    (0.02)
----------------------------------------------------------------------------------
  Distributions from net
   realized gains            (0.68)          (0.72)       --          --        --
----------------------------------------------------------------------------------
   Total distributions       (0.77)          (0.78)    (0.01)      (0.06)    (0.02)
----------------------------------------------------------------------------------
Net asset value, end of
 period                   $  19.83        $  16.25  $  14.44     $ 10.71   $ 11.59
==================================================================================
Total return(a)              26.87%          18.09%    34.89%      (7.11)%   16.07%
==================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $258,852        $178,638  $102,600     $45,497   $25,115
==================================================================================
Ratio of expenses to
 average net assets           0.73%(b)(c)     0.78%     0.84%(d)    0.95%     0.85%(d)(e)
==================================================================================
Ratio of net investment
 income to average net
 assets                       0.54%(b)        0.79%     0.95%(d)    0.71%     0.51%(d)(e)
==================================================================================
Portfolio turnover rate        132%            143%      125%        179%       99%
==================================================================================
Average brokerage
 commission rate paid(f)  $ 0.0618        $ 0.0629       N/A         N/A       N/A
==================================================================================

    (a) Total returns for periods less than one year are not annualized.
    (b) Ratios are based on average net assets of $224,542,366.
    (c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
    (d) Annualized.
    (e) After fee waivers and/or expense reimbursement. Annualized ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50% and (0.14)%, respectively.
    (f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 80.98%

AIRLINES - 0.68%

Continental Airlines, Inc.(a)                      90,000 $  4,331,250
----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.72%

Lear Corp.(a)                                      70,000    3,325,000
----------------------------------------------------------------------
Tower Automotive, Inc.(a)                          30,000    1,261,875
----------------------------------------------------------------------
                                                             4,586,875
----------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 2.33%

Banc One Corp.                                     70,000    3,801,875
----------------------------------------------------------------------
Schweizerischer Bankverein (Switzerland)(a)        10,000    3,106,397
----------------------------------------------------------------------
UBS-Union Bank of Switzerland (Switzerland)         4,000    5,780,362
----------------------------------------------------------------------
Wells Fargo & Co.                                   6,500    2,206,344
----------------------------------------------------------------------
                                                            14,894,978
----------------------------------------------------------------------

BANKS (MONEY CENTER) - 4.03%

BankAmerica Corp.                                  55,000    4,015,000
----------------------------------------------------------------------
Chase Manhattan Corp.                             135,000   14,782,500
----------------------------------------------------------------------
Citicorp                                           55,000    6,954,062
----------------------------------------------------------------------
                                                            25,751,562
----------------------------------------------------------------------

BANKS (REGIONAL) - 0.29%

Marshall & Ilsley Corp.                            30,000    1,863,750
----------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.20%

Lubrizol Corp. (The)                               35,000    1,290,625
----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.46%

ADC Telecommunications, Inc.(a)                    95,000    3,966,250
----------------------------------------------------------------------
Comverse Technology, Inc.(a)                       35,000    1,365,000
----------------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)               80,000    2,040,000
----------------------------------------------------------------------
Lucent Technologies, Inc.                          25,000    1,996,875
----------------------------------------------------------------------
Nokia Oyj - Class A - A-ADR (Finland)              25,000    1,750,000
----------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Sweden)       45,000    1,679,062
----------------------------------------------------------------------
Tellabs, Inc.(a)                                   55,000    2,908,125
----------------------------------------------------------------------
                                                            15,705,312
----------------------------------------------------------------------

COMPUTERS (HARDWARE) - 2.72%

Compaq Computer Corp.                             100,000    5,643,750
----------------------------------------------------------------------
Dell Computer Corp.(a)(b)                          30,000    2,520,000
----------------------------------------------------------------------
International Business Machines Corp.              65,000    6,796,563
----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                          60,000    2,392,500
----------------------------------------------------------------------
                                                            17,352,813
----------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.08%

Bay Networks, Inc.(a)                             140,000    3,578,750
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                             60,000    3,345,000
----------------------------------------------------------------------
                                                             6,923,750
----------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.43%

EMC Corp.(a)                                      100,000    2,743,750
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES) - 3.56%

America Online, Inc.(a)(b)                         40,000 $  3,567,500
----------------------------------------------------------------------
Computer Associates International, Inc.           150,000    7,931,250
----------------------------------------------------------------------
Compuware Corp.(a)                                 44,000    1,408,000
----------------------------------------------------------------------
HBO & Co.                                          50,000    2,400,000
----------------------------------------------------------------------
Microsoft Corp.(a)                                 40,000    5,170,000
----------------------------------------------------------------------
Sterling Commerce, Inc.(a)                         60,000    2,306,250
----------------------------------------------------------------------
                                                            22,783,000
----------------------------------------------------------------------

CONSUMER FINANCE - 1.58%

Household International, Inc.                      40,000    5,102,500
----------------------------------------------------------------------
MBNA Corp.                                         80,000    2,185,000
----------------------------------------------------------------------
SLM Holding Corp.                                  20,000    2,782,500
----------------------------------------------------------------------
                                                            10,070,000
----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 1.44%

AmeriSource Health Corp.-Class A(a)                21,300    1,240,725
----------------------------------------------------------------------
Bergen Brunswig Corp.-Class A                     100,000    4,212,500
----------------------------------------------------------------------
Cardinal Health, Inc.                              30,000    2,253,750
----------------------------------------------------------------------
Sysco Corp.                                        32,500    1,480,781
----------------------------------------------------------------------
                                                             9,187,756
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.03%

General Electric Co.(b)                            90,000    6,603,750
----------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.18%

Kent Electronics Corp.(a)                          45,000    1,130,625
----------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.73%

Intel Corp.                                        45,000    3,161,250
----------------------------------------------------------------------
Microchip Technology, Inc.(a)                      50,000    1,500,000
----------------------------------------------------------------------
                                                             4,661,250
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.82%

American Express Co.                               70,000    6,247,500
----------------------------------------------------------------------
CIT Group, Inc. (The)(a)                           35,000    1,128,750
----------------------------------------------------------------------
Fannie Mae                                        135,000    7,703,437
----------------------------------------------------------------------
Freddie Mac                                       175,000    7,339,063
----------------------------------------------------------------------
MBIA, Inc.                                         50,000    3,340,625
----------------------------------------------------------------------
MGIC Investment Corp.                              25,000    1,662,500
----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       165,000    9,755,625
----------------------------------------------------------------------
                                                            37,177,500
----------------------------------------------------------------------

FOODS - 0.54%

Ralston-Ralston Purina Group                       16,000    1,487,000
----------------------------------------------------------------------
Sara Lee Corp.                                     35,000    1,970,938
----------------------------------------------------------------------
                                                             3,457,938
----------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.36%

Mirage Resorts, Inc.(a)                           100,000    2,275,000
----------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                             MARKET
                                                 SHARES      VALUE
HEALTH CARE (DIVERSIFIED) - 4.39%

Abbott Laboratories                                 25,000 $  1,639,063
-----------------------------------------------------------------------
American Home Products Corp.(b)                    100,000    7,650,000
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                            85,000    8,043,125
-----------------------------------------------------------------------
Johnson & Johnson                                   50,000    3,293,750
-----------------------------------------------------------------------
Warner-Lambert Co.                                  60,000    7,440,000
-----------------------------------------------------------------------
                                                             28,065,938
-----------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.44%

Lilly (Eli) & Co.                                   30,000    2,088,750
-----------------------------------------------------------------------
Merck & Co., Inc.                                   70,000    7,437,500
-----------------------------------------------------------------------
Pfizer Inc.                                        115,000    8,574,688
-----------------------------------------------------------------------
SmithKline Beecham PLC-ADR (United Kingdom)        200,000   10,287,500
-----------------------------------------------------------------------
                                                             28,388,438
-----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.78%

Health Management Associates, Inc.-Class A(a)       65,000    1,641,250
-----------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          100,000    3,312,500
-----------------------------------------------------------------------
                                                              4,953,750
-----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.28%

HEALTHSOUTH Corp.(a)                                65,000    1,803,750
-----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 1.17%

MedPartners, Inc.(a)                               250,000    5,593,750
-----------------------------------------------------------------------
PhyCor, Inc.(a)                                     70,000    1,890,000
-----------------------------------------------------------------------
                                                              7,483,750
-----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.85%

Arterial Vascular Engineering, Inc.(a)              61,600    4,004,000
-----------------------------------------------------------------------
Boston Scientific Corp.(a)                          44,000    2,018,500
-----------------------------------------------------------------------
Henry Schein, Inc.(a)                               70,000    2,450,000
-----------------------------------------------------------------------
Medtronic, Inc.                                     64,000    3,348,000
-----------------------------------------------------------------------
                                                             11,820,500
-----------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.65%

Covance, Inc.(a)                                    45,000      894,375
-----------------------------------------------------------------------
Omnicare, Inc.                                     105,000    3,255,000
-----------------------------------------------------------------------
                                                              4,149,375
-----------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.16%

Leggett & Platt, Inc.                               24,900    1,042,688
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.59%

Colgate-Palmolive Co.                               65,000    4,777,500
-----------------------------------------------------------------------
Kimberly-Clark Corp.                                60,000    2,958,750
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                          30,000    2,394,375
-----------------------------------------------------------------------
                                                             10,130,625
-----------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.54%

Provident Companies, Inc.                           90,000    3,476,250
-----------------------------------------------------------------------

                                                               MARKET
                                                   SHARES      VALUE
INSURANCE (MULTI-LINE) - 2.47%

Ace, Ltd.                                             40,000 $  3,860,000
-------------------------------------------------------------------------
American International Group, Inc.                    65,000    7,068,750
-------------------------------------------------------------------------
Travelers Group, Inc.                                 90,000    4,848,750
-------------------------------------------------------------------------
                                                               15,777,500
-------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.56%

Allstate Corp.                                        90,000    8,178,750
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A             40,000    1,760,000
-------------------------------------------------------------------------
                                                                9,938,750
-------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.64%

E*TRADE Group, Inc.(a)                               170,000    3,910,000
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             90,000    6,564,375
-------------------------------------------------------------------------
                                                               10,474,375
-------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.44%

Franklin Resources, Inc.                              32,000    2,782,000
-------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 1.42%

Brunswick Corp.                                      300,000    9,093,750
-------------------------------------------------------------------------

LODGING-HOTELS - 0.68%

Carnival Corp.-Class A                                41,600    2,303,600
-------------------------------------------------------------------------
ITT Corp.(a)                                          25,000    2,071,875
-------------------------------------------------------------------------
                                                                4,375,475
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.94%

Eaton Corp.                                           25,000    2,231,250
-------------------------------------------------------------------------
Hillenbrand Industries, Inc.                          30,000    1,535,625
-------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                     50,000    2,253,125
-------------------------------------------------------------------------
                                                                6,020,000
-------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.34%

Diebold, Inc.                                         43,500    2,202,188
-------------------------------------------------------------------------

NATURAL GAS - 0.52%

El Paso Natural Gas Co.                               50,000    3,325,000
-------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.77%

Boise Cascade Office Products Corp.(a)                10,400      155,350
-------------------------------------------------------------------------
Danka Business Systems PLC-ADR (United Kingdom)       89,200    1,421,625
-------------------------------------------------------------------------
Wallace Computer Services, Inc.                       85,900    3,339,363
-------------------------------------------------------------------------
                                                                4,916,338
-------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 1.38%

Exxon Corp.                                           55,000    3,365,312
-------------------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New York Shares
 (Netherlands)                                        60,000    3,251,250
-------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Argentina)                  65,000    2,222,188
-------------------------------------------------------------------------
                                                                8,838,750
-------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                             MARKET
                                               SHARES        VALUE
OIL & GAS (DRILLING & EQUIPMENT) - 2.32%

BJ Services Co.(a)                                45,000 $   3,237,188
----------------------------------------------------------------------
EVI, Inc.(a)(b)                                   45,000     2,328,750
----------------------------------------------------------------------
Halliburton                                       47,500     2,467,031
----------------------------------------------------------------------
Hvide Marine, Inc.-Class A(a)                     60,000     1,545,000
----------------------------------------------------------------------
Petroleum Geo-Services ASA-ADR (Norway)(a)        35,000     2,266,250
----------------------------------------------------------------------
Santa Fe International Corp.                      60,000     2,441,250
----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    3,500       277,375
----------------------------------------------------------------------
Transocean Offshore Inc.                           6,100       276,788
----------------------------------------------------------------------
                                                            14,839,632
----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.45%

Tosco Corp.                                       76,000     2,873,750
----------------------------------------------------------------------

PERSONAL CARE - 1.16%

Avon Products, Inc.(b)                            55,000     3,375,625
----------------------------------------------------------------------
Gillette Co.                                      40,000     4,017,500
----------------------------------------------------------------------
                                                             7,393,125
----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.52%

Xerox Corp.                                       45,000     3,321,562
----------------------------------------------------------------------

PUBLISHING - 0.38%

Dow Jones & Co., Inc.                             45,000     2,415,937
----------------------------------------------------------------------

RAILROADS - 0.03%

Kansas City Southern Industries, Inc.              5,700       180,975
----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.71%

Cali Realty Corp.                                 50,000     2,050,000
----------------------------------------------------------------------
Crescent Real Estate Equities, Co.                60,000     2,362,500
----------------------------------------------------------------------
Patriot American Hospitality, Inc.                80,000     2,305,000
----------------------------------------------------------------------
Starwood Lodging Trust                            40,000     2,315,000
----------------------------------------------------------------------
Vornado Realty Trust                              40,000     1,877,500
----------------------------------------------------------------------
                                                            10,910,000
----------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONIC) - 0.56%

CompUSA, Inc.(a)(b)                              115,000     3,565,000
----------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 1.85%

Carson Pirie Scott & Co.(a)                       35,000     1,754,375
----------------------------------------------------------------------
Federated Department Stores, Inc.(a)              50,000     2,153,125
----------------------------------------------------------------------
J.C. Penney Co., Inc.                             55,000     3,317,187
----------------------------------------------------------------------
Kohl's Corp.(a)                                   30,000     2,043,750
----------------------------------------------------------------------
Proffitt's, Inc.(a)                               90,000     2,559,375
----------------------------------------------------------------------
                                                            11,827,812
----------------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.31%

Consolidated Stores Corp.(a)                      45,000     1,977,187
----------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.32%

Walgreen Co.                                      65,000     2,039,375
----------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.40%

Albertson's, Inc.                                 30,200     1,430,725
----------------------------------------------------------------------
Blue Square-Israel Ltd.-ADR (Israel)              90,000     1,113,750
----------------------------------------------------------------------
                                                             2,544,475
----------------------------------------------------------------------

                                                              MARKET
                                                  SHARES      VALUE
RETAIL (GENERAL MERCHANDISE) - 0.35%

Costco Companies, Inc.(a)                            50,000 $  2,231,250
------------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.77%

Corporate Express, Inc.(a)                          280,000    3,605,000
------------------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                           53,200    1,293,425
------------------------------------------------------------------------
                                                               4,898,425
------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.20%

Stage Stores, Inc.(a)                                35,000    1,308,125
------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.80%

Washington Mutual, Inc.                              80,000    5,105,000
------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 3.57%

Cendant Corp.(a)(b)                                 301,000   10,346,875
------------------------------------------------------------------------
Service Corp. International                         275,000   10,157,812
------------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A                    50,000    2,331,250
------------------------------------------------------------------------
                                                              22,835,937
------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.07%

Ceridian Corp.(a)                                    55,000    2,519,687
------------------------------------------------------------------------
Equifax, Inc.                                        60,000    2,126,250
------------------------------------------------------------------------
Fiserv, Inc.(a)                                      45,000    2,210,625
------------------------------------------------------------------------
                                                               6,856,562
------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.33%

AT&T Corp.                                           55,000    3,368,750
------------------------------------------------------------------------
MCI Communications Corp.                            120,000    5,137,500
------------------------------------------------------------------------
                                                               8,506,250
------------------------------------------------------------------------

TELEPHONE - 2.17%

Cincinnati Bell, Inc.                               330,000   10,230,000
------------------------------------------------------------------------
SBC Communications, Inc.                             50,000    3,662,500
------------------------------------------------------------------------
                                                              13,892,500
------------------------------------------------------------------------

TOBACCO - 1.91%

Philip Morris Companies, Inc.                       270,000   12,234,375
------------------------------------------------------------------------

WASTE MANAGEMENT - 0.61%

USA Waste Services, Inc.(a)                         100,000    3,925,000
------------------------------------------------------------------------
  Total Common Stocks                                        517,532,928
------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 5.42%

HEALTH CARE (MANAGED CARE) - 0.69%

Medpartners Inc.-$1.44 Conv. Pfd.                   200,000    4,400,000
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.22%

Conseco Inc.-$4.278 Conv. PRIDES                     50,000    7,800,000
------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.11%

Hvide Capital Trust-$3.25 Conv. Pfd. (Acquired
 06/24/97; Cost $600,000)(c)                         12,000      682,092
------------------------------------------------------------------------
OIL & GAS (REFINING & MARKETING) - 0.15%
Tosco Financial Trust-$2.875 Conv. Pfd.              15,300    1,000,238
------------------------------------------------------------------------
POWER PRODUCERS (INDEPENDENT) - 0.57%
AES Trust I-Series A-$2.69 Conv. Pfd.                51,000    3,659,250
------------------------------------------------------------------------
RETAIL (SPECIALTY-APPAREL) - 0.36%
TJX Companies, Inc.-Series E-$7.00 Conv. Pfd.         6,000    2,280,000
------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                     MARKET
                                                        SHARES       VALUE
SERVICES (COMMERCIAL & CONSUMER) - 0.17%

Automatic Common Exchange Security Trust II-$1.55
 Conv. Pfd.                                                45,000 $  1,057,500
------------------------------------------------------------------------------

SHIPPING - 0.18%

CNF Trust I-$2.50 Conv. Pfd.                               20,000    1,170,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.97%

WorldCom, Inc.-$2.68 Dep. Conv. Pfd.                      120,000   12,600,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks                       34,649,080
------------------------------------------------------------------------------
                                                       PRINCIPAL
                                                        AMOUNT
CONVERTIBLE CORPORATE BONDS - 6.27%

COMPUTERS (SOFTWARE & SERVICES) - 0.59%

Platinum Technology, Inc., Conv. Sub. Notes, 6.25%,
 12/15/02 (Acquired 12/11/97; Cost $1,997,000)(c)     $ 2,000,000    2,147,500
------------------------------------------------------------------------------
Veritas Software Corp., Conv. Sub. Notes, 5.25%,
 11/01/04 (Acquired 10/09/97; Cost $1,500,000)(c)       1,500,000    1,627,500
------------------------------------------------------------------------------
                                                                     3,775,000
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.44%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06
 (Acquired 10/24/96-12/04/97; Cost $2,409,413)(c)       1,500,000    2,809,770
------------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.22%

Analog Devices, Conv. Sub. Notes, 3.50%, 12/01/00       1,000,000    1,419,680
------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.44%

Dura Pharmaceuticals Inc., Sub. Notes, 3.50%,
 07/15/02                                               2,500,000    2,810,350
------------------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 1.04%

NCS Healthcare Inc., Conv. Sub. Notes, 5.75%,
 08/15/04                                               2,500,000    2,550,550
------------------------------------------------------------------------------
Omnicare, Inc., Sub. Deb., 5.00%, 12/01/07 (Acquired
 12/04/97; Cost $4,000,000)(c)                          4,000,000    4,060,000
------------------------------------------------------------------------------
                                                                     6,610,550
------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.39%

Thermo Electron Corp., Conv. Sub. Deb., 4.25%,
 01/01/03 (Acquired 06/20/97-06/27/97; Cost
 $2,294,492)(c)                                         2,000,000    2,500,000
------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.40%

U.S. Filter Corp., Conv. Sub. Notes, 4.50%, 12/15/01    2,500,000    2,575,000
------------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.35%

Danka Business Systems PLC, (United Kingdom) Conv.
 Sub. Notes, 6.75%, 04/01/02                            2,500,000    2,237,450
------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.04%

Diamond Offshore Drilling, Inc., Conv. Sub. Notes,
 3.75%, 02/15/07                                        3,500,000    4,795,420
------------------------------------------------------------------------------
Nabors Industries, Inc., Conv. Sub. Notes, 5.00%,
 05/15/06                                               1,000,000    1,837,670
------------------------------------------------------------------------------
                                                                     6,633,090
------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.21%

Home Depot, Inc., Conv. Sub. Notes, 3.25%, 10/01/01     1,000,000    1,347,170
------------------------------------------------------------------------------

                                                      PRINCIPAL  MARKET
                                                       AMOUNT    VALUE
RETAIL (SPECIALTY) - 0.36%

Staples Inc., Conv. Sub. Deb., 4.50%, 10/01/00
 (Acquired 10/23/97-12/30/97; Cost $2,299,750)(c)    $ 1,750,000 $  2,303,438
------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.49%

Career Horizons, Inc., Conv. Bonds, 7.00%, 11/01/02    1,500,000    3,100,500
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.30%

Tel-Save Holdings, Inc., Conv. Sub. Notes, 5.00%,
 12/15/04 (Acquired 12/05/97; Cost $2,000,000)(c)      2,000,000    1,930,000
------------------------------------------------------------------------------
  Total Convertible Corporate Bonds                                40,051,998
------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 5.24%

 9.125%, 05/15/99(d)                                   9,000,000    9,405,720
------------------------------------------------------------------------------
 11.75%, 02/15/01(d)                                  10,000,000   11,731,000
------------------------------------------------------------------------------
 13.125%, 05/15/01(d)                                  5,000,000    6,134,500
------------------------------------------------------------------------------
 13.375%, 08/15/01                                     5,000,000    6,244,250
------------------------------------------------------------------------------
  Total U.S. Treasury Securities                                   33,515,470
------------------------------------------------------------------------------

REPURCHASE AGREEMENT(e)  - 4.42%

Smith Barney, Inc. 6.75%, 01/02/98(f)                 28,276,446   28,276,446
------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.33%                             654,025,922
------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (2.33)%                           (14,913,377)
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $639,112,545
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security
(b) A portion of these securities are subject to call options written. See
    Note 7.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/97 was $18,060,300, which represented 2.83% of the Fund's net assets.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See note 9.
(e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor.
(f) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment Abbreviations:
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depositary
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security
Sub.   - Subordinated

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $566,330,159)          $654,025,922
----------------------------------------------------------------------
Cash                                                            16,995
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            9,550,866
----------------------------------------------------------------------
 Capital stock sold                                            978,416
----------------------------------------------------------------------
 Dividends and interest                                      1,693,975
----------------------------------------------------------------------
 Options purchased                                             145,453
----------------------------------------------------------------------
 Variation margin                                               37,500
----------------------------------------------------------------------
Investment for deferred compensation plan                       14,757
----------------------------------------------------------------------
Other assets                                                    12,621
----------------------------------------------------------------------
  Total assets                                             666,476,505
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      26,264,800
----------------------------------------------------------------------
 Capital stock reacquired                                       93,155
----------------------------------------------------------------------
 Options written                                               609,300
----------------------------------------------------------------------
 Deferred compensation plan                                     14,757
----------------------------------------------------------------------
Accrued advisory fees                                          322,312
----------------------------------------------------------------------
Accrued administrative services fees                             3,500
----------------------------------------------------------------------
Accrued directors' fees                                          1,653
----------------------------------------------------------------------
Accrued operating expenses                                      54,483
----------------------------------------------------------------------
  Total liabilities                                         27,363,960
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $639,112,545
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                33,868,543
======================================================================
Net asset value, offering and redemption price per share  $      18.87
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $36,441 foreign withholding tax)               $ 5,115,419
-----------------------------------------------------------------------------
Interest                                                           2,487,104
-----------------------------------------------------------------------------
  Total investment income                                          7,602,523
-----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      2,609,695
-----------------------------------------------------------------------------
Administrative services fees                                          43,065
-----------------------------------------------------------------------------
Custodian fees                                                        84,481
-----------------------------------------------------------------------------
Directors' fees and expenses                                           9,116
-----------------------------------------------------------------------------
Other                                                                 93,580
-----------------------------------------------------------------------------
  Total expenses                                                   2,839,937
-----------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (5,032)
-----------------------------------------------------------------------------
  Net expenses                                                     2,834,905
-----------------------------------------------------------------------------
Net investment income                                              4,767,618
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCY TRANSACTIONS, FUTURES, AND OPTION CONTRACTS:

Net realized gain (loss) from:

 Investment securities                                             9,687,148
-----------------------------------------------------------------------------
 Foreign currency transactions                                        80,193
-----------------------------------------------------------------------------
 Future contracts                                                   (236,996)
-----------------------------------------------------------------------------
 Option contracts                                                    205,761
-----------------------------------------------------------------------------
                                                                   9,736,106
-----------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                            67,471,540
-----------------------------------------------------------------------------
 Futures contracts                                                  (277,200)
-----------------------------------------------------------------------------
 Option contracts                                                   (204,922)
-----------------------------------------------------------------------------
                                                                  66,989,418
-----------------------------------------------------------------------------
Net gain from investment securities, foreign currency
 transactions, futures and option contracts                       76,725,524
-----------------------------------------------------------------------------
Net increase in net assets resulting from operations             $81,493,142
=============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                        1997          1996
                                                    ------------  ------------
OPERATIONS:

 Net investment income                              $  4,767,618  $  2,140,854
-------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currency transactions, futures and option
  contracts                                            9,736,106       465,498
-------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, futures and option contracts            66,989,418    17,682,951
-------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                         81,493,142    20,289,303
-------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                 (326,695)   (1,850,460)
-------------------------------------------------------------------------------
Distributions from net realized gains                   (490,042)     (401,149)
-------------------------------------------------------------------------------
Net increase from capital stock transactions         349,104,509   152,726,725
-------------------------------------------------------------------------------
  Net increase in net assets                         429,780,914   170,764,419
-------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                   209,331,631    38,567,212
-------------------------------------------------------------------------------
 End of year                                        $639,112,545  $209,331,631
===============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $537,626,187  $188,521,678
-------------------------------------------------------------------------------
 Undistributed net investment income                   4,850,844       329,728
-------------------------------------------------------------------------------
 Undistributed net realized gain on sales of
  investment securities, foreign currency
  transactions, futures and option contracts           9,421,873       256,002
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currency transactions and option
  contracts                                           87,213,641    20,224,223
-------------------------------------------------------------------------------
                                                    $639,112,545  $209,331,631
===============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is

                        AIM V.I. GROWTH AND INCOME FUND
   substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1997, undistributed net investment income was increased and undistributed net realized gains decreased by $80,193 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting

                        AIM V.I. GROWTH AND INCOME FUND
services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $43,065 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,950 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,957 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $3,075 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $5,032 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $892,669,891 and $547,036,684, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $94,187,176
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,077,496)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $86,109,680
==========================================================================

Cost of investments for tax purposes is $567,916,242.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
                           ----------  ------------  ----------  ------------
Sold                       20,645,975  $361,699,824  10,983,786  $153,919,542
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                 44,268       816,737     154,220     2,251,608
------------------------------------------------------------------------------
Reacquired                   (745,032)  (13,412,052)   (255,903)   (3,444,425)
------------------------------------------------------------------------------
                           19,945,211  $349,104,509  10,882,103  $152,726,725
==============================================================================

NOTE 7 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                     OPTION CONTRACTS
                   ---------------------
                   NUMBER OF  PREMIUMS
                   CONTRACTS  RECEIVED
                   --------- -----------
Beginning of year       --   $        --
-----------------------------------------
Written             10,942     2,589,611
-----------------------------------------
Closed              (5,011)   (1,443,882)
-----------------------------------------
Exercised             (140)      (65,272)
-----------------------------------------
Expired             (2,691)     (456,212)
-----------------------------------------
End of year          3,100      $624,245
=========================================

                        AIM V.I. GROWTH AND INCOME FUND

Open call option contracts written at December 31, 1997 were as follows:

                                                           DECEMBER 31,   UNREALIZED
                        CONTRACT STRIKE NUMBER OF PREMIUMS 1997 MARKET   APPRECIATION
ISSUE                    MONTH   PRICE  CONTRACTS RECEIVED    VALUE     (DEPRECIATION)
-----                   -------- ------ --------- -------- ------------ --------------
America Online, Inc.      Jan     $ 90      150   $ 35,500   $ 48,750     $ (13,250)
--------------------------------------------------------------------------------------
American Home Products
 Corp.                    Jan       80      300     19,399     14,063         5,336
--------------------------------------------------------------------------------------
Avon Products, Inc.       Jan       55      250    170,869    165,625         5,244
--------------------------------------------------------------------------------------
Cendant Corp.             Feb       35      900     91,993    137,812       (45,819)
--------------------------------------------------------------------------------------
CompUSA, Inc.             Feb       35      600     80,697    101,175       (20,478)
--------------------------------------------------------------------------------------
Dell Computer Corp.       Jan      100      250     28,937      6,250        22,687
--------------------------------------------------------------------------------------
EVI, Inc.                 Feb       55      450    139,270     73,125        66,145
--------------------------------------------------------------------------------------
General Electric Co.      Mar       75      200     57,580     62,500        (4,920)
--------------------------------------------------------------------------------------
                                          3,100   $624,245   $609,300     $  14,945
======================================================================================

NOTE 8 - PUT OPTIONS PURCHASED
Transactions in put options purchased during the year ended December 31, 1997 are summarized as follows:

                       PUT OPTION
                        CONTRACTS
                   -------------------
                   NUMBER OF PREMIUMS
                   CONTRACTS   PAID
                   --------- ---------
Beginning of year       --   $      --
---------------------------------------
Purchased            2,437     484,119
---------------------------------------
Closed                (475)   (118,799)
---------------------------------------
End of year          1,962    $365,320
=======================================

Open put option contracts purchased at December 31, 1997 were as follows:

                                                            DECEMBER 31,   UNREALIZED
                         CONTRACT STRIKE NUMBER OF PREMIUMS 1997 MARKET   APPRECIATION
                          MONTH   PRICE  CONTRACTS   PAID      VALUE     (DEPRECIATION)
                         -------- ------ --------- -------- ------------ --------------
American Home Products
 Corp.                     Apr     $70       300   $ 85,367   $ 58,125     $ (27,242)
---------------------------------------------------------------------------------------
Diamond Offshore
 Drilling, Inc.            Jan      40       400     72,700      7,500       (65,200)
---------------------------------------------------------------------------------------
EVI, Inc.                  Jan      40       225     65,600      2,813       (62,787)
---------------------------------------------------------------------------------------
EVI, Inc.                  Jan      45       225     51,300     10,547       (40,753)
---------------------------------------------------------------------------------------
Halliburton Co.            Jan      45       237     31,817      7,406       (24,411)
---------------------------------------------------------------------------------------
Nabors Industries, Inc.    Jan      30       275     33,619     51,562        17,943
---------------------------------------------------------------------------------------
Santa Fe International
 Corp.                     Jan      35       300     24,917      7,500       (17,417)
---------------------------------------------------------------------------------------
                                           1,962   $365,320   $145,453     $(219,867)
=======================================================================================

NOTE 9- OPEN FUTURES CONTRACTS
On December 31, 1997, $538,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                           UNREALIZED
                    NUMBER OF   MONTH/    APPRECIATION
                    CONTRACTS COMMITMENT (DEPRECIATION)
                    --------- ---------- --------------
Russell 2000 Index      30      Mar 98     $(354,625)
-------------------------------------------------------
S&P 500 Index           30      Mar 98        77,425
-------------------------------------------------------
                                           $(277,200)
=======================================================

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                     December 31,
                          ---------------------------------     January 31,
                            1997            1996     1995          1995
                          --------        --------  -------     -----------
Net asset value,
 beginning of period      $  15.03        $  12.68  $  9.98       $10.00
-------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.13            0.16     0.14         0.11
-------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                3.74            2.36     3.11        (0.02)
-------------------------------------------------------------------------------
   Total from investment
    operations                3.87            2.52     3.25         0.09
-------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.01)          (0.14)   (0.14)       (0.11)
-------------------------------------------------------------------------------
  Distributions from
   capital gains             (0.02)          (0.03)   (0.41)          --
-------------------------------------------------------------------------------
   Total distributions       (0.03)          (0.17)   (0.55)       (0.11)
-------------------------------------------------------------------------------
Net asset value, end of
 period                   $  18.87        $  15.03  $ 12.68       $ 9.98
===============================================================================
Total return(a)              25.72%          19.95%   32.65%        0.90%
===============================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $639,113        $209,332  $38,567       $7,380
===============================================================================
Ratio of expenses to
 average net assets           0.69%(b)(c)     0.78%    0.78%(d)     1.07%(d)(e)
===============================================================================
Ratio of net investment
 income to average net
 assets                       1.15%(b)        2.05%    1.92%(d)     1.95%(d)(e)
===============================================================================
Portfolio turnover rate        135%            148%     145%          96%
===============================================================================
Average brokerage
 commission rate paid(f)  $ 0.0612        $ 0.0644      N/A          N/A
===============================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $414,115,808.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.
(f) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                        AIM V.I. GROWTH AND INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                                     MARKET
                                                        SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 94.10%

ARGENTINA - 2.81%

Banco de Galicia y Buenos Aires S.A. de C.V.-ADR
 (Banks-Regional)                                          35,574 $    916,031
------------------------------------------------------------------------------
Banco Rio de La Plata S.A. (Banks-Money Center)(a)         40,000      560,000
------------------------------------------------------------------------------
Perez Companc S.A.-Class B (Oil & Gas-Refining &
 Marketing)                                               167,141    1,193,614
------------------------------------------------------------------------------
Telefonica de Argentina S.A.-ADR (Telephone)               41,000    1,527,250
------------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil-International
 Integrated)                                               50,400    1,723,050
------------------------------------------------------------------------------
                                                                     5,919,945
------------------------------------------------------------------------------

AUSTRALIA - 1.92%

Boral Ltd. (Engineering & Construction)                   402,000    1,016,574
------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Beverages-Non-Alcoholic)            80,241      599,638
------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance-Property-
 Casualty)                                                231,019    1,039,963
------------------------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)                            157,160      331,870
------------------------------------------------------------------------------
Westpac Banking Corp., Ltd. (Banking)                     168,000    1,074,793
------------------------------------------------------------------------------
                                                                     4,062,838
------------------------------------------------------------------------------

AUSTRIA - 0.75%

OMV A.G. (Oil & Gas-Refining & Marketing)                   6,500      900,526
------------------------------------------------------------------------------
VA Technologie A.G. (Engineering & Construction)            4,550      690,884
------------------------------------------------------------------------------
                                                                     1,591,410
------------------------------------------------------------------------------

BELGIUM - 1.21%

Barco Industries (Manufacturing-Diversified)                4,000      734,123
------------------------------------------------------------------------------
COLRUYT S.A. (Retail-Food Chains)                           1,500      766,174
------------------------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)                          320    1,056,274
------------------------------------------------------------------------------
                                                                     2,556,571
------------------------------------------------------------------------------

BRAZIL - 2.19%

Companhia Energetica de Minas Gerais (Electric
 Companies)                                                17,000      738,614
------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras, Pfd. (Oil & Gas-
 Exploration & Production)                                  3,013      704,645
------------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-Telebras-ADR
 (Telephone)                                               14,700    1,711,631
------------------------------------------------------------------------------
Telecomunicacoes de Sao Paulo S.A.-TELESP, Pfd.
 (Telephone)                                                5,500    1,463,595
------------------------------------------------------------------------------
                                                                     4,618,485
------------------------------------------------------------------------------

CANADA - 3.59%

Bank of Montreal (Banks-Money Center)                      11,800      523,096
------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                   9,000      425,250
------------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas-
 Exploration & Production)(a)                              33,000      706,623
------------------------------------------------------------------------------

                                                                     MARKET
                                                        SHARES       VALUE
CANADA - (CONTINUED)

Canadian Pacific, Ltd. (Railroads)                         15,000 $    408,750
------------------------------------------------------------------------------
Magna International, Inc.-Class A (Machinery-
 Diversified)                                              10,050      630,125
------------------------------------------------------------------------------
Northern Telecom Ltd.-ADR (Communications Equipment)        6,000      534,000
------------------------------------------------------------------------------
Petro-Canada (Oil-Domestic Integrated)                     54,000      982,471
------------------------------------------------------------------------------
Royal Bank of Canada (Savings & Loan Companies)            18,800      994,563
------------------------------------------------------------------------------
Suncor, Inc. (Oil-International Integrated)                38,000    1,302,963
------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)                     28,100    1,057,892
------------------------------------------------------------------------------
                                                                     7,565,733
------------------------------------------------------------------------------

CHILE - 0.64%

Cia. de Telecomunicaciones de Chile S.A.-ADR
 (Telephone)                                               25,500      761,813
------------------------------------------------------------------------------
Quinenco S.A.-ADR (Financial-Diversified)(a)               50,500      580,750
------------------------------------------------------------------------------
                                                                     1,342,563
------------------------------------------------------------------------------

DENMARK - 1.17%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)       17,200    2,460,048
------------------------------------------------------------------------------

FINLAND - 0.46%

Nokia Oy A.B.-Class A (Telecommunications-
 Cellular/Wireless)                                        14,000      978,545
------------------------------------------------------------------------------

FRANCE - 10.47%

Accor S.A. (Lodging-Hotels)                                 2,900      539,188
------------------------------------------------------------------------------
Alcatel Alsthom (Manufacturing-Diversified)                 8,000    1,016,865
------------------------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)                            13,000    1,005,915
------------------------------------------------------------------------------
Banque Nationale de Paris (Banks-Major Regional)           24,300    1,291,613
------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computers-Software &
 Services)                                                 16,000    1,311,955
------------------------------------------------------------------------------
Compagnie Francaise d'Etudes et de Construction
 Technip (Oil & Gas-Refining & Marketing)                   4,250      448,409
------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas-Refining & Marketing)         9,000    1,046,772
------------------------------------------------------------------------------
Essilor International (Manufacturing-Specialized)           2,275      680,402
------------------------------------------------------------------------------
Lafarge S.A. (Engineering & Construction)                  13,600      892,355
------------------------------------------------------------------------------
Legrand S.A. (Housewares)                                   3,000      597,657
------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail-General
 Merchandise)                                               3,560    1,899,337
------------------------------------------------------------------------------
Promodes (Retail-Food Chains)                               2,750    1,140,940
------------------------------------------------------------------------------
Renault S.A.(Automobiles)(a)                               45,000    1,265,847
------------------------------------------------------------------------------
Renault S.A.(Automobiles) (Acquired 07/31/97; cost
 $581,584)(a)(b)                                           21,000      590,729
------------------------------------------------------------------------------
Rexel S.A. (Distributors-Food & Health)                     2,000      623,079
------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                    MARKET
                                                        SHARES      VALUE
FRANCE - (CONTINUED)

Rhone-Poulenc-Class A (Chemicals-Diversified)              26,500 $  1,187,073
------------------------------------------------------------------------------
Schneider S.A. (Housewares)                                15,800      857,928
------------------------------------------------------------------------------
Societe BIC S.A. (Office Equipment & Supplies)             22,000    1,605,815
------------------------------------------------------------------------------
Societe Generale (Banks-Major Regional)                    17,000    2,316,192
------------------------------------------------------------------------------
Sodexho S.A. (Services-Commercial & Consumer)                 900      481,964
------------------------------------------------------------------------------
Total S.A.-Class B (Oil & Gas-Refining & Marketing)        10,300    1,120,960
------------------------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)                         2,500      169,561
------------------------------------------------------------------------------
                                                                    22,090,556
------------------------------------------------------------------------------

GERMANY - 5.43%

Adidas A.G. (Footwear)                                      4,100      539,222
------------------------------------------------------------------------------
Adidas A.G. (Footwear) (Acquired 04/11/97; cost
 $837,524)(b)                                               7,950    1,045,564
------------------------------------------------------------------------------
Allianz A.G. (Insurance-Multi-Line)                         2,300      595,775
------------------------------------------------------------------------------
Bayerische Vereinsbank A.G. (Banks-Major Regional)         18,000    1,177,654
------------------------------------------------------------------------------
Commerzbank A.G. (Banks-Major Regional)                    29,500    1,160,978
------------------------------------------------------------------------------
Continental A.G. (Auto Parts & Equipment)                  28,000      617,899
------------------------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major Regional)                  24,000    1,107,282
------------------------------------------------------------------------------
Henkel KGaA (Chemicals-Diversified)                        12,650      798,096
------------------------------------------------------------------------------
Mannesmann A.G. (Machinery-Diversified)                     2,380    1,202,568
------------------------------------------------------------------------------
Porsche A.G. (Automobiles)                                    300      500,278
------------------------------------------------------------------------------
SAP A.G. (Computers-Software & Services)                    2,650      805,017
------------------------------------------------------------------------------
SAP A.G., Pfd. (Computers-Software & Services)              2,700      883,241
------------------------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)                      15,000    1,021,401
------------------------------------------------------------------------------
                                                                    11,454,975
------------------------------------------------------------------------------

HONG KONG - 3.99%

Cheung Kong (Holdings) Ltd. (Land Development)             86,000      563,234
------------------------------------------------------------------------------
China Telecom (Hong Kong) Ltd.-ADR
 (Telecommunications-Cellular/Wireless)(a)                 16,900      567,206
------------------------------------------------------------------------------
Cosco Pacific Ltd. (Financial-Diversified)                962,000      782,114
------------------------------------------------------------------------------
First Pacific Company Ltd. (Distributors-Food &
 Health)                                                1,137,368      550,411
------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd. (Natural Gas)              878,352    1,700,256
------------------------------------------------------------------------------
HSBC Holdings PLC (Banks-Major Regional)                   48,000    1,183,120
------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food Chains)               242,000    1,517,770
------------------------------------------------------------------------------
New World Infrastructure Ltd. (Services-Commercial &
 Consumer)(a)                                             290,000      653,052
------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                 460,000      483,804
------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Land Development)            59,600      415,331
------------------------------------------------------------------------------
                                                                     8,416,298
------------------------------------------------------------------------------

INDONESIA - 0.61%

Gulf Indonesia Resources Ltd. (Oil-International
 Integrated)(a)                                            45,700    1,005,400
------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
INDONESIA - (CONTINUED)

PT Indosat (Telecommunications-Cellular/Wireless)           91,000 $    168,764
-------------------------------------------------------------------------------
PT Indosat-ADR (Telecommunications-Cellular/Wireless)        6,400      123,600
-------------------------------------------------------------------------------
                                                                      1,297,764
-------------------------------------------------------------------------------

IRELAND - 0.67%

Bank of Ireland (Banks-Major Regional)                      38,500      591,211
-------------------------------------------------------------------------------
Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                  16,000      819,000
-------------------------------------------------------------------------------
                                                                      1,410,211
-------------------------------------------------------------------------------

ITALY - 4.61%

Assicurazioni Generali (Insurance-Multi-Line)               49,100    1,208,237
-------------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks-Major Regional)             610,000    1,886,897
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining
 & Marketing)                                              201,000    1,147,825
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                  81,000      960,324
-------------------------------------------------------------------------------
Pirelli S.p.A. (Electrical Equipment)                      387,441    1,026,970
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                        365,000    1,684,076
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          283,333    1,812,434
-------------------------------------------------------------------------------
                                                                      9,726,763
-------------------------------------------------------------------------------

JAPAN - 13.87%

Advantest Corp. (Electronics-Instrumentation)               24,530    1,390,227
-------------------------------------------------------------------------------
Bridgestone Corp. (Auto Parts & Equipment)                  47,000    1,018,687
-------------------------------------------------------------------------------
Canon, Inc. (Office Equipment & Supplies)                   80,000    1,862,602
-------------------------------------------------------------------------------
Fuji Photo Film Co. (Leisure Time-Products)                 52,000    1,991,269
-------------------------------------------------------------------------------
Hitachi Cable, Ltd. (Metal Fabricators)                    124,000      795,834
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobiles)                         61,000    2,237,803
-------------------------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)                       24,000      753,619
-------------------------------------------------------------------------------
Ibiden Co., Ltd. (Electronics-Component Distributors)      118,000    1,427,893
-------------------------------------------------------------------------------
Matsushita Electric Industrial Co. Ltd. (Electrical
 Equipment)                                                 57,000      833,806
-------------------------------------------------------------------------------
Minebea Company Ltd. (Electronics-Component
 Distributors)                                             157,000    1,683,388
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronics-
 Component Distributors)                                    31,000      778,739
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Telephone)               2,320    1,990,044
-------------------------------------------------------------------------------
Nippon Television Network (Broadcasting-Television,
 Radio & Cable)                                              2,690      789,056
-------------------------------------------------------------------------------
NTT Data Communications Systems Co. (Computers-
 Software & Services)                                          450    2,422,838
-------------------------------------------------------------------------------
Ricoh Corp. Ltd. (Office Equipment & Supplies)             108,000    1,339,971
-------------------------------------------------------------------------------
Rohm Co. (Electronics-Component Distributors)               20,000    2,037,221
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                         SHARES       VALUE
JAPAN - (CONTINUED)

SMC Corp.(Machinery-Diversified)                            10,200 $    898,369
-------------------------------------------------------------------------------
Sony Corp. (Electronics-Component Distributors)             23,000    2,043,348
-------------------------------------------------------------------------------
TDK Corp. (Electrical Equipment)                            24,000    1,808,685
-------------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-Semiconductors)            36,500    1,168,492
-------------------------------------------------------------------------------
                                                                     29,271,891
-------------------------------------------------------------------------------

MEXICO - 5.10%

Cifra S.A. de C.V. (Retail-General Merchandise)            538,000    1,206,592
-------------------------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)          31,600    1,832,800
-------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-Class B
 (Beverages-Alcoholic)                                     232,000    1,862,784
-------------------------------------------------------------------------------
Grupo Industrial Maseca S.A. de C.V.-Class B (Foods)       646,200      667,779
-------------------------------------------------------------------------------
Grupo Televisa S.A.-GDR (Entertainment)(a)                  35,600    1,377,275
-------------------------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper
 & Forest Products)                                        322,000    1,552,048
-------------------------------------------------------------------------------
Panamerican Beverages, Inc.-Class A (Beverages-Non-
 Alcoholic)                                                 60,200    1,964,025
-------------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR (Broadcasting-Television,
 Radio & Cable)(a)                                          13,400      302,337
-------------------------------------------------------------------------------
                                                                     10,765,640
-------------------------------------------------------------------------------

NETHERLAND - 5.24%

Akzo Nobel N.V. (Chemicals-Diversified)                      7,350    1,267,260
-------------------------------------------------------------------------------
CMG PLC (Computers-Software & Services)                     35,400      883,407
-------------------------------------------------------------------------------
Getronics N.V. (Computers-Software & Services)              29,200      930,299
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food Chains)                 38,000      991,394
-------------------------------------------------------------------------------
Koninklijke Nutricia Verenigde Bedrijven N.V. (Foods)       15,000      454,960
-------------------------------------------------------------------------------
Koninklijke Pakhoed N.V. (Shipping)                         24,700      712,623
-------------------------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office Equipment &
 Supplies)                                                   4,500      490,469
-------------------------------------------------------------------------------
Philips Electronics N.V. (Household Furniture &
 Appliances)                                                16,400      983,523
-------------------------------------------------------------------------------
Randstad Holdings N.V. (Services-Commercial &
 Consumer)                                                  13,000      489,187
-------------------------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil-International
 Integrated)                                                18,000      988,040
-------------------------------------------------------------------------------
Stork N.V. (Manufacturing-Diversified)                      13,000      448,795
-------------------------------------------------------------------------------
Vendex International N.V. (Retail-General
 Merchandise)                                               20,500    1,131,334
-------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         32,500      916,825
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Specialty Printing)                     2,900      374,577
-------------------------------------------------------------------------------
                                                                     11,062,693
-------------------------------------------------------------------------------

NORWAY - 0.63%

Petroleum Geo-Services A.S.A. (Oil-International
 Integrated)(a)                                             21,000    1,322,644
-------------------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
PHILIPPINES - 0.36%

Metro Pacific Corp. (Manufacturing-Diversified)          4,745,440 $    131,232
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (Telephone)          16,660      361,995
-------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.-ADR
 (Telephone)                                                11,600      261,000
-------------------------------------------------------------------------------
                                                                        754,227
-------------------------------------------------------------------------------

PORTUGAL - 1.69%

Cimpor-Cimentos de Portugal S.A. (Construction-Cement
 & Aggregates)                                              17,650      462,610
-------------------------------------------------------------------------------
Electricidade de Portugal, S.A.-ADR (Electric
 Companies)(a)                                              13,800      534,750
-------------------------------------------------------------------------------
Portugal Telecom S.A. (Telephone)                           50,000    2,320,021
-------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)(a)                   2,400      255,713
-------------------------------------------------------------------------------
                                                                      3,573,094
-------------------------------------------------------------------------------

SINGAPORE - 0.96%

City Developments Ltd. (Land Development)                  155,000      717,295
-------------------------------------------------------------------------------
DBS Land Ltd. (Land Development)                           408,000      624,527
-------------------------------------------------------------------------------
Overseas Union Bank Ltd. (Banks-Major Regional)            181,200      693,408
-------------------------------------------------------------------------------
                                                                      2,035,230
-------------------------------------------------------------------------------

SPAIN - 2.35%

Banco Bilbao Vizcaya, S.A. (Banks-Major Regional)           42,900    1,388,231
-------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                            49,200      873,554
-------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                         83,800    1,102,849
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            56,000    1,598,950
-------------------------------------------------------------------------------
                                                                      4,963,584
-------------------------------------------------------------------------------

SWEDEN - 2.06%

Electrolux A.B. (Household Furniture & Appliances)          15,700    1,089,522
-------------------------------------------------------------------------------
Hennes & Mauritz A.B.-Class B (Retail-Specialty-
 Apparel)                                                   37,000    1,631,003
-------------------------------------------------------------------------------
Sparbanken Sverige A.B.-Class A (Banks-Major
 Regional)                                                  52,000    1,182,131
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                 12,000      447,750
-------------------------------------------------------------------------------
                                                                      4,350,406
-------------------------------------------------------------------------------

SWITZERLAND - 4.85%

Ciba Specialty Chemicals A.G. (Chemicals-
 Specialty)(a)                                              11,800    1,404,858
-------------------------------------------------------------------------------
Clariant A.G. (Chemicals-Specialty)                          1,900    1,586,042
-------------------------------------------------------------------------------
Credit Suisse Group (Banks-Major Regional)                   7,700    1,190,694
-------------------------------------------------------------------------------
Holderbank Financiere Glarus A.G.-Class B
 (Construction-Cement & Aggregates)                          1,190      970,565
-------------------------------------------------------------------------------
Nestle S.A. (Foods)                                            770    1,153,288
-------------------------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)                      1,368    2,218,378
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                      MARKET
                                                         SHARES       VALUE
SWITZERLAND - (CONTINUED)

Schweizerischer Bankverein (Banks-Major Regional)            3,300 $  1,025,111
-------------------------------------------------------------------------------
Zurich Versicherungs-Gesellschaft (Insurance-Multi-
 Line)                                                       1,450      690,523
-------------------------------------------------------------------------------
                                                                     10,239,459
-------------------------------------------------------------------------------

TAIWAN - 0.10%

Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
 (Electronics-Semiconductors)(a)                            12,000      218,250
-------------------------------------------------------------------------------

UNITED KINGDOM - 16.37%

Airtours PLC (Services-Commercial & Consumer)               45,150      919,486
-------------------------------------------------------------------------------
Amersham International PLC (Health Care-Drugs-Generic
 & Other)                                                   21,000      780,149
-------------------------------------------------------------------------------
Barclays PLC (Banks-Major Regional)                         25,000      664,330
-------------------------------------------------------------------------------
Blue Circle Industries PLC (Construction-Cement &
 Aggregates)                                               155,000      869,337
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty)            40,500      600,965
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty),
 Rts. expiring 01/09/98                                     10,125       66,515
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                   42,000    1,196,780
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas-Refining &
 Marketing)                                                140,000    1,839,432
-------------------------------------------------------------------------------
Cable & Wireless PLC (Telecommunications-
 Cellular/Wireless)                                        117,000    1,028,029
-------------------------------------------------------------------------------
Compass Group PLC (Services-Commercial & Consumer)          78,000      959,494
-------------------------------------------------------------------------------
Dixons Group PLC (Retail-Specialty)                        107,000    1,073,719
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       62,500      929,981
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing-Diversified)       168,100    1,089,132
-------------------------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)                         50,000    1,024,005
-------------------------------------------------------------------------------
Granada Group PLC (Leisure Time-Products)                   43,000      656,776
-------------------------------------------------------------------------------
Hays PLC (Services-Commercial & Consumer)                  104,000    1,386,932
-------------------------------------------------------------------------------
Kingfisher PLC (Retail-Department Stores)                   80,000    1,114,170
-------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)                 365,200    1,583,467
-------------------------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major Regional)                 57,000      736,742
-------------------------------------------------------------------------------
Misys PLC (Services-Commercial & Consumer)                  25,000      755,481
-------------------------------------------------------------------------------
Next PLC (Retail-General Merchandise)                       97,500    1,108,093
-------------------------------------------------------------------------------
Pearson PLC (Specialty Printing)                            95,000    1,234,144
-------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                  92,800    1,219,281
-------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                             145,000    2,302,821
-------------------------------------------------------------------------------
Rentokil Initial PLC (Services-Commercial & Consumer)      274,000    1,192,510
-------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group PLC (Insurance-
 Multi-Line)                                               133,000    1,338,992
-------------------------------------------------------------------------------
Siebe PLC (Electronics-Component/Distributors)              38,000      745,791
-------------------------------------------------------------------------------
Smiths Industries PLC (Machinery-Diversified)               26,000      362,105
-------------------------------------------------------------------------------

                                                                     MARKET
                                                       SHARES        VALUE
UNITED KINGDOM - (CONTINUED)

Tarmac PLC (Engineering & Construction)                   844,500 $  1,581,140
------------------------------------------------------------------------------
Unilever PLC (Foods)                                      208,000    1,779,782
------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications-
 Cellular/Wireless)                                       185,000    1,333,835
------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/Marketing)            240,000    1,068,184
------------------------------------------------------------------------------
                                                                    34,541,600
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests                    198,591,423
------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                      AMOUNT(c)
FOREIGN CONVERTIBLE BONDS - 0.80%(c)

FRANCE - 0.47%

AXA-UAP (Insurance-Multi-Line), Conv. Sr. Deb.,
 4.50%, 01/01/99                                    FRF 3,307,500      986,177
------------------------------------------------------------------------------

HONG KONG - 0.13%

New World Infrastructure Ltd. (Services-Commercial
 & Consumer), Conv. Bonds, 5.00%, 07/15/01          HKD   280,000      278,600
------------------------------------------------------------------------------

JAPAN - 0.20%

Ricoh Co., Ltd. (Office Equipment & Supplies),
 Conv. Bonds, 0.35%, 03/31/03                       JPY40,000,000      416,328
------------------------------------------------------------------------------
  Total Foreign Convertible Bonds                                    1,681,105
------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 3.82%(d)

Smith Barney, Inc., 6.75%, 01/02/98(e)              $   8,056,299    8,056,299
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.72%                                         208,328,827
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.28%                                2,693,758
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $211,022,585
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value of these securities at December 31 , 1997 was $1,636,293 which represented 0.78% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized $395,097,000 U. S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Abbreviations
ADR  - American Depositary Receipt      HKD  - Hong Kong dollar
Conv.- Convertible                      JPY  - Japanese Yen
Deb. - Debentures                       Pfd. - Preferred
FRF  - French Franc                     Rts. - Rights
GDR  - Global Depositary Receipt        Sr.  - Senior

See Notes to Financial Statements.

                      AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, at market value (cost $168,107,886)          $208,328,827
----------------------------------------------------------------------
Foreign currencies, at market value (cost $1,156,244)        1,138,250
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            125,981
----------------------------------------------------------------------
 Foreign currency sold                                           8,691
----------------------------------------------------------------------
 Investments sold                                            2,416,689
----------------------------------------------------------------------
 Dividends and interest                                        309,815
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,615
----------------------------------------------------------------------
  Total assets                                             212,346,832
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      204,927
----------------------------------------------------------------------
 Foreign currency purchased                                        667
----------------------------------------------------------------------
 Investments purchased                                         918,035
----------------------------------------------------------------------
 Deferred compensation plan                                     17,615
----------------------------------------------------------------------
Accrued advisory fees                                          134,159
----------------------------------------------------------------------
Accrued administrative services fees                             4,547
----------------------------------------------------------------------
Accrued directors' fees                                          1,609
----------------------------------------------------------------------
Accrued operating expenses                                      42,688
----------------------------------------------------------------------
  Total liabilities                                          1,324,247
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $211,022,585
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,319,556
======================================================================
Net asset value, offering and redemption price per share        $17.13
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Dividends (net of $404,480 foreign withholding tax)             $ 2,884,830
----------------------------------------------------------------------------
Interest                                                            366,128
----------------------------------------------------------------------------
  Total investment income                                         3,250,958
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     1,519,323
----------------------------------------------------------------------------
Administrative services fees                                         59,724
----------------------------------------------------------------------------
Custodian fees                                                      226,066
----------------------------------------------------------------------------
Directors' fees and expenses                                          8,453
----------------------------------------------------------------------------
Organizational costs                                                  2,892
----------------------------------------------------------------------------
Other                                                                62,939
----------------------------------------------------------------------------
  Total expenses                                                  1,879,397
----------------------------------------------------------------------------
Less: Expenses paid indirectly                                       (1,205)
----------------------------------------------------------------------------
  Net expenses                                                    1,878,192
----------------------------------------------------------------------------
Net investment income                                             1,372,766
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:

 Investment securities                                             (523,791)
----------------------------------------------------------------------------
 Foreign currency transactions                                     (219,642)
----------------------------------------------------------------------------
                                                                   (743,433)
----------------------------------------------------------------------------

NET UNREALIZED APPRECIATION (DEPRECIATION) OF:

 Investment securities                                           11,912,209
----------------------------------------------------------------------------
 Foreign currency transactions                                      (33,863)
----------------------------------------------------------------------------
                                                                 11,878,346
----------------------------------------------------------------------------
 Net gain on investment securities and foreign currencies        11,134,913
----------------------------------------------------------------------------
Net increase in net assets resulting from operations            $12,507,679
============================================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,372,766  $    962,870
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and foreign currency transactions         (743,433)    4,388,374
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currency transactions       11,878,346    17,071,573
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        12,507,679    22,422,817
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                                (955,397)     (377,734)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (3,362,028)           --
------------------------------------------------------------------------------
Net increase from capital stock transactions         37,094,253    61,436,140
------------------------------------------------------------------------------
  Net increase in net assets                         45,284,507    83,481,223
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  165,738,078    82,256,855
------------------------------------------------------------------------------
 End of year                                       $211,022,585  $165,738,078
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $170,283,064  $133,188,811
------------------------------------------------------------------------------
 Undistributed net investment income                  1,134,854       937,128
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currency
  transactions                                         (580,780)    3,305,038
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currency transactions                  40,185,447    28,307,101
------------------------------------------------------------------------------
                                                   $211,022,585  $165,738,078
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in

                       AIM V.I. INTERNATIONAL EQUITY FUND
   foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997 undistributed net investment income was decreased and undistributed net realized gain (loss) increased by $219,643 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $59,724 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,684 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $715 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $490 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,205 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1997 was $145,204,122 and $110,775,339, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $48,320,669
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (8,100,740)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $40,219,929
==========================================================================

 Cost of investments for tax purposes is $168,108,898.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                     1996
                           ------------------------  ----------------------
                             SHARES       AMOUNT      SHARES      AMOUNT
                           ----------  ------------  ---------  -----------
Sold                        2,963,552  $ 50,938,182  4,432,824  $66,189,679
----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                257,449     4,317,425     23,877      377,734
----------------------------------------------------------------------------
Reacquired                 (1,031,143)  (18,161,354)  (347,543)  (5,131,273)
----------------------------------------------------------------------------
                            2,189,858  $ 37,094,253  4,109,158  $61,436,140
============================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                 DECEMBER 31,                      JANUARY 31,
                           ---------------------------------     -------------------
                             1997            1996     1995        1995        1994
                           --------        --------  -------     -------     -------
Net asset value,
 beginning of period       $  16.36        $  13.66  $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.10            0.07     0.07        0.06          --
--------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 1.03            2.67     2.58       (1.49)       2.49
--------------------------------------------------------------------------------------------
   Total from investment
    operations                 1.13            2.74     2.65       (1.43)       2.49
--------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          (0.08)          (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------
  Distributions from net
   realized capital gains     (0.28)             --       --          --          --
--------------------------------------------------------------------------------------------
   Total distributions        (0.36)          (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  17.13        $  16.36  $ 13.66     $ 11.03     $ 12.49
============================================================================================
Total return(a)                6.94%          20.05%   24.04%     (11.48)%     24.90%
============================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $211,023        $165,738  $82,257     $55,019     $23,533
============================================================================================
Ratio of expenses to
 average net assets            0.93%(b)(c)     0.96%    1.15%(d)    1.27%(e)    1.98%(d)(e)
============================================================================================
Ratio of net investment
 income to average net
 assets                        0.68%(b)        0.78%    0.75%(d)    0.60%(f)   (0.15)%(d)(f)
============================================================================================
Portfolio turnover rate          57%             59%      67%         64%         26%
============================================================================================
Average brokerage
 commission rate paid(g)   $ 0.0173        $ 0.0209      N/A         N/A         N/A
============================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $202,576,375.
(c) Includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.
(g) The average brokerage commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations), through January 31, 1994, in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                          AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                      PAR
                                                     (000)     VALUE
COMMERCIAL PAPER - 53.34%(a)

ASSET-BACKED SECURITIES - 15.35%

Ciesco, L.P.,
 5.67%, 02/09/98                                     $1,000 $   993,858
-----------------------------------------------------------------------
Clipper Receivables Corp.,
 6.00%, 01/28/98                                      1,067   1,062,198
-----------------------------------------------------------------------
Fleet Funding Corp.,
 5.83%, 01/30/98                                      2,900   2,886,380
-----------------------------------------------------------------------
Preferred Receivables Funding Corp.,
 5.64%, 01/06/98                                      1,075   1,074,158
-----------------------------------------------------------------------
Sheffield Receivables Corp.,
 5.81%, 02/02/98                                      3,000   2,984,507
-----------------------------------------------------------------------
                                                              9,001,101
-----------------------------------------------------------------------

AUTOMOBILE - 1.68%

Daimler-Benz North America Corp.,
 5.75%, 03/26/98                                      1,000     986,583
-----------------------------------------------------------------------

BROADCAST MEDIA - 1.67%

Scripps (E. W.) Co.,
 5.74%, 03/12/98                                        992     980,928
-----------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES - 5.10%

International Business Machines Corp.,
 6.25%, 01/15/98                                      3,000   2,992,708
-----------------------------------------------------------------------

DRUGS - 4.09%

Novartis Finance Corp.,
 6.35%, 01/06/98                                      2,400   2,397,883
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.55%

Hitachi America, Ltd.,
 5.95%, 01/29/98                                      1,500   1,493,058
-----------------------------------------------------------------------

FINANCE (BUSINESS CREDIT) - 7.71%

General Electric Capital Corp.,
 5.70%, 02/27/98                                      1,000     990,975
-----------------------------------------------------------------------
 5.68%, 03/03/98                                      1,548   1,533,101
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.,
 5.54%, 01/14/98                                      2,000   1,995,999
-----------------------------------------------------------------------
                                                              4,520,075
-----------------------------------------------------------------------

FINANCE (MISCELLANEOUS) - 1.70%

USAA Capital Corp.,
 6.50%, 01/16/98                                      1,000     997,292
-----------------------------------------------------------------------

                                                      PAR
                                                     (000)     VALUE
FINANCE (PERSONAL CREDIT) - 2.97%

Associates Corp. of North America,
 5.68%, 02/11/98                                     $1,750 $ 1,738,679
-----------------------------------------------------------------------

FOOD PROCESSING - 3.39%

Cargill Financial Services Corp.,
 5.57%, 02/20/98                                      2,000   1,984,527
-----------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 1.68%

MetLife Funding Inc.,
 5.71%, 03/20/98                                      1,000     987,628
-----------------------------------------------------------------------

MACHINERY - 1.70%

Dover Corp.,
 6.50%, 01/16/98                                      1,000     997,292
-----------------------------------------------------------------------

METAL MINING - 2.04%

RTZ America, Inc.,
 5.57%, 01/07/98                                      1,200   1,198,886
-----------------------------------------------------------------------

OIL & GAS (INTEGRATED) - 1.71%

Shell Martinez Refining Co.,
 5.81%, 03/11/98(b)                                   1,000   1,000,000
-----------------------------------------------------------------------
  Total Commercial Paper                                     31,276,640
-----------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 17.33%(C)

Goldman, Sachs & Co.,
 5.6875%, 04/20/98(d)                                 2,060   2,060,000
-----------------------------------------------------------------------
Merrill Lynch Mortgage Capital Inc.,
 7.05%, 08/17/98(e)                                   3,000   3,000,000
-----------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.,
 6.82%, 04/06/98(f)                                   2,100   2,100,000
-----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.,
 6.85%, 05/26/98(g)                                   3,000   3,000,000
-----------------------------------------------------------------------
  Total Master Note Agreements                               10,160,000
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.26%

Federal National Mortgage Association,
 5.504%, 06/02/99(h)                                  2,000   2,000,000
-----------------------------------------------------------------------
Student Loan Marketing Association,
 5.619%, 08/20/98(h)                                    500     499,973
-----------------------------------------------------------------------
  Total U.S. Government Agency Securities                     2,499,973
-----------------------------------------------------------------------
  Total Investments, excluding Repurchase Agreements         43,936,613
-----------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND

                                          PAR
                                         (000)     VALUE
REPURCHASE AGREEMENTS - 25.15%(i)

Goldman, Sachs & Co.,
 6.53%, 01/02/98(j)                      $4,744 $ 4,744,154
----------------------------------------------------------------
Smith Barney, Inc.,
 6.75%, 01/02/98(k)                      10,000  10,000,000
----------------------------------------------------------------
  Total Repurchase Agreements                    14,744,154
----------------------------------------------------------------
TOTAL INVESTMENTS - 100.08%                      58,680,767(/1/)
----------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.08%)             (46,146)
----------------------------------------------------------------
NET ASSETS - 100.00%                            $58,634,621
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Trust certificates representing an interest in a trust (comprised of eligible debt obligations) entitling the Fund to receive interest. The Fund has the right, upon seven calendar days' notice to the trustee, to put its certificates to the trust at par value plus accrued interest. Because trust certificates involve a trust and a third party put feature, they involve complexities and potential risks that may not be present where the debt obligation is owned directly. Rate shown is the rate in effect on 12/31/97.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 7 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' written notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/97.
(h) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/97.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/97 with a maturing value of $900,326,500. Collateralized by $856,643,000 U.S. Treasury obligations, 0% to 14% due 01/08/98 to 08/15/23 with an aggregate market value at 12/31/97 of $918,902,583.
(k) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements, at
 value (amortized cost)                                   $ 43,936,613
----------------------------------------------------------------------
Repurchase agreements                                       14,744,154
----------------------------------------------------------------------
Interest receivable                                             69,211
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Investment for deferred compensation plan                       17,151
----------------------------------------------------------------------
Other assets                                                    11,335
----------------------------------------------------------------------
    Total assets                                            58,779,428
----------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                      89,207
----------------------------------------------------------------------
  Deferred compensation plan                                    17,151
----------------------------------------------------------------------
Accrued advisory fees                                           20,245
----------------------------------------------------------------------
Accrued administrative service fees                              2,858
----------------------------------------------------------------------
Accrued directors' fees                                          1,843
----------------------------------------------------------------------
Accrued operating expenses                                      13,503
----------------------------------------------------------------------
    Total liabilities                                          144,807
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 58,634,621
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
  Authorized                                               250,000,000
----------------------------------------------------------------------
  Outstanding                                               58,634,564
======================================================================
Net asset value, offering and redemption price per share  $       1.00
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1997

INVESTMENT INCOME:

Interest                                              $3,562,612
-----------------------------------------------------------------

EXPENSES:

Advisory fees                                            254,546
-----------------------------------------------------------------
Administrative service fees                               38,289
-----------------------------------------------------------------
Custodian fees                                            25,713
-----------------------------------------------------------------
Directors' fees and expenses                               7,904
-----------------------------------------------------------------
Legal fees                                                18,787
-----------------------------------------------------------------
Organizational costs                                       2,892
-----------------------------------------------------------------
Other                                                     24,587
-----------------------------------------------------------------
   Total expenses                                        372,718
-----------------------------------------------------------------
Less: Expenses paid indirectly                              (160)
-----------------------------------------------------------------
   Net expenses                                          372,558
-----------------------------------------------------------------
Net investment income                                  3,190,054
-----------------------------------------------------------------
Net increase in net assets resulting from operations  $3,190,054
=================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                      1997         1996
                                                   -----------  -----------
OPERATIONS:

  Net investment income                            $ 3,190,054  $ 3,207,475
----------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities                                               --       16,294
----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       3,190,054    3,223,769
----------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                             (3,190,054)  (3,207,475)
----------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                       (4,894,872)  (1,992,555)
----------------------------------------------------------------------------
   Net increase (decrease) in net assets            (4,894,872)  (1,976,261)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                 63,529,493   65,505,754
----------------------------------------------------------------------------
  End of year                                      $58,634,621  $63,529,493
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)       $58,634,564  $63,529,436
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities                                    57           57
----------------------------------------------------------------------------
                                                   $58,634,621  $63,529,493
============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $846 which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.

                          AIM V.I. MONEY MARKET FUND

 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $38,289 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $4,396 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $160 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $160 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                  1997                       1996
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                     88,948,357  $ 88,948,357   76,145,573  $ 76,145,573
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of distributions         3,190,054     3,190,054    3,207,475     3,207,475
----------------------  -----------  ------------  -----------  ------------
Reacquired              (97,033,283)  (97,033,283) (81,345,603)  (81,345,603)
----------------------  -----------  ------------  -----------  ------------
                         (4,894,872) $ (4,894,872)  (1,992,555) $ (1,992,555)
                        ===========  ============  ===========  ============

NOTE 6 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                              DECEMBER 31,                     JANUARY 31,
                         -------------------------------     -------------------
                          1997           1996     1995        1995        1994
                         -------        -------  -------     -------     -------
Net asset value,
 beginning of period     $  1.00        $  1.00  $  1.00     $  1.00     $  1.00
--------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income     0.05           0.05     0.05        0.04        0.02
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income       (0.05)         (0.05)   (0.05)      (0.04)      (0.02)
--------------------------------------------------------------------------------
Net asset value, end of
 period                  $  1.00        $  1.00  $  1.00     $  1.00     $  1.00
================================================================================
Total return                5.14%          4.97%    5.69%(a)    3.98%       2.27%(a)
================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)   $58,635        $63,529  $65,506     $31,017     $13,891
================================================================================
Ratio of expenses to
 average net assets         0.59%(b)(c)    0.55%    0.53%(a)    0.63%(d)    0.95%(a)(e)
================================================================================
Ratio of net investment
 income to average net
 assets                     5.01%(b)       4.84%    5.40%(a)    4.14%(d)    2.29%(a)(e)
================================================================================

(a) Annualized.
(b) Ratios are based on average net assets of $63,641,415.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the ratios of expenses and net investment income to average net assets were 0.70% and 4.07%, respectively.
(e) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements the annualized ratios of expenses and net investment income to average net assets were 1.53% and 1.70%, respectively.

                           AIM V.I. MONEY MARKET FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                  TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 4, 1998

                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 1997

                                                  MARKET
                                     SHARES       VALUE
DOMESTIC COMMON STOCKS - 65.86%

AEROSPACE/DEFENSE - 0.69%

Boeing Co. (The)                        33,000 $  1,614,937
-----------------------------------------------------------
Lockheed Martin Corp.                    1,800      177,300
-----------------------------------------------------------
Orbital Sciences Corp.(a)               20,100      597,975
-----------------------------------------------------------
Precision Castparts Corp.               38,800    2,340,125
-----------------------------------------------------------
                                                  4,730,337
-----------------------------------------------------------

AIR FREIGHT - 0.26%

Airborne Freight Corp.                  18,200    1,130,675
-----------------------------------------------------------
Federal Express Corp.(a)                11,400      696,112
-----------------------------------------------------------
                                                  1,826,787
-----------------------------------------------------------

AIRLINES - 0.66%

Continental Airlines, Inc.(a)           94,000    4,523,750
-----------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.86%

Banc One Corp.                         103,000    5,594,185
-----------------------------------------------------------
Wachovia Corp.                           4,600      373,175
-----------------------------------------------------------
                                                  5,967,360
-----------------------------------------------------------

BANKS (MONEY CENTER) - 5.00%

BankAmerica Corp.(b)                   166,000   12,118,000
-----------------------------------------------------------
Chase Manhattan Corp.                   92,600   10,139,700
-----------------------------------------------------------
Citicorp(b)                             97,000   12,264,438
-----------------------------------------------------------
                                                 34,522,138
-----------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
 CABLE) - 0.33%

US West Media Group(a)                  78,300    2,260,912
-----------------------------------------------------------

BUILDING MATERIALS - 0.18%

Masco Corp.                             25,000    1,271,875
-----------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.39%

Cytec Industries Inc.(a)                58,000    2,722,375
-----------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.30%

Comverse Technology, Inc.(a)            54,000    2,106,000
-----------------------------------------------------------

COMPUTERS (HARDWARE) - 1.71%

Compaq Computer Corp.                   52,000    2,934,750
-----------------------------------------------------------
Stratus Computer, Inc.(a)               37,000    1,399,063
-----------------------------------------------------------
Sun Microsystems, Inc.(a)              187,000    7,456,625
-----------------------------------------------------------
                                                 11,790,438
-----------------------------------------------------------

COMPUTERS (NETWORKING) - 0.31%

Bay Networks, Inc.(a)                   84,000    2,147,250
-----------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.95%

Adaptec, Inc.(a)                        50,000    1,856,250
-----------------------------------------------------------
Quantum Corp.(a)(b)                    234,000    4,694,625
-----------------------------------------------------------
                                                  6,550,875
-----------------------------------------------------------

                                                        MARKET
                                           SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES) - 3.27%

America Online, Inc.(a)                       13,000 $  1,159,438
-----------------------------------------------------------------
American Management Systems, Inc.(a)          41,000      799,500
-----------------------------------------------------------------
Autodesk, Inc.                                10,000      370,000
-----------------------------------------------------------------
Computer Associates International, Inc.      230,500   12,187,687
-----------------------------------------------------------------
Network Associates, Inc.(a)                   42,168    2,229,622
-----------------------------------------------------------------
Sybase, Inc.(a)                              150,000    1,996,875
-----------------------------------------------------------------
Unisys Corp.(a)                              275,000    3,815,625
-----------------------------------------------------------------
                                                       22,558,747
-----------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.30%

American Greetings Corp.-Class A              53,000    2,073,625
-----------------------------------------------------------------

CONSUMER FINANCE - 1.19%

Household International, Inc.                 24,500    3,125,281
-----------------------------------------------------------------
MBNA Corp.                                    89,000    2,430,812
-----------------------------------------------------------------
SLM Holding Corp.                             19,000    2,643,375
-----------------------------------------------------------------
                                                        8,199,468
-----------------------------------------------------------------

ELECTRIC COMPANIES - 0.34%

Allegheny Energy, Inc.                        37,200    1,209,000
-----------------------------------------------------------------
Carolina Power & Light Co.                    13,700      581,394
-----------------------------------------------------------------
Wisconsin Energy Corp.                        18,700      537,625
-----------------------------------------------------------------
                                                        2,328,019
-----------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.82%

American Power Conversion Corp.(a)           125,000    2,953,124
-----------------------------------------------------------------
AVX Corp.                                      9,700      178,844
-----------------------------------------------------------------
SCI Systems, Inc.(a)                          45,000    1,960,313
-----------------------------------------------------------------
Symbol Technologies, Inc.                     14,800      558,700
-----------------------------------------------------------------
                                                        5,650,981
-----------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.12%

Waters Corp.(a)                               21,900      823,988
-----------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.67%

Maxim Integrated Products, Inc.(a)            65,000    2,242,500
-----------------------------------------------------------------
Microchip Technology, Inc.(a)                 37,000    1,110,000
-----------------------------------------------------------------
National Semiconductor Corp.(a)               50,000    1,296,875
-----------------------------------------------------------------
                                                        4,649,375
-----------------------------------------------------------------

ENTERTAINMENT - 0.54%

Viacom, Inc.-Class B(a)                       89,700    3,716,944
-----------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 4.99%

Ambac Financial Group, Inc.                   63,000    2,898,000
-----------------------------------------------------------------
Fannie Mae                                   207,000   11,811,937
-----------------------------------------------------------------
Freddie Mac                                  254,000   10,652,125
-----------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                            MARKET
                                               SHARES       VALUE
FINANCIAL (DIVERSIFIED) - (CONTINUED)

MBIA, Inc.                                        57,400 $  3,835,038
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.       89,000    5,262,125
---------------------------------------------------------------------
                                                           34,459,225
---------------------------------------------------------------------

FOODS - 0.19%

Interstate Bakeries Corp.                         34,400    1,285,700
---------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 0.75%

Bristol-Myers Squibb Co.                          55,000    5,204,375
---------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.90%

ICN Pharmaceuticals, Inc.                         85,060    4,151,991
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   64,200    2,082,488
---------------------------------------------------------------------
                                                            6,234,479
---------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.67%

Quorum Health Group, Inc.(a)                     138,050    3,606,556
---------------------------------------------------------------------
Tenet Healthcare Corp.(a)(b)                      31,000    1,026,875
---------------------------------------------------------------------
                                                            4,633,431
---------------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE) - 0.46%

Genesis Health Ventures, Inc.(a)                  62,500    1,648,438
---------------------------------------------------------------------
Health Care and Retirement Corp.(a)               38,400    1,545,600
---------------------------------------------------------------------
                                                            3,194,038
---------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 2.12%

MedPartners, Inc.(a)                             462,030   10,337,921
---------------------------------------------------------------------
PhyCor, Inc.(a)                                  160,000    4,320,000
---------------------------------------------------------------------
                                                           14,657,921
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.61%

Allegiance Corp.                                  26,500      939,094
---------------------------------------------------------------------
Baxter International Inc.                         91,000    4,589,813
---------------------------------------------------------------------
Becton, Dickinson & Co.                           42,000    2,100,000
---------------------------------------------------------------------
Sybron International Corp.(a)                     74,800    3,510,924
---------------------------------------------------------------------
                                                           11,139,831
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.25%

FPA Medical Management, Inc.(a)                   10,500      195,563
---------------------------------------------------------------------
Omnicare, Inc.                                    50,000    1,550,000
---------------------------------------------------------------------
                                                            1,745,563
---------------------------------------------------------------------

HOMEBUILDING - 0.08%

Clayton Homes, Inc.                               30,000      540,000
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.45%

Colgate-Palmolive Co.                             42,000    3,087,000
---------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.42%

Conseco, Inc.                                    122,000    5,543,375
---------------------------------------------------------------------
Equitable Companies, Inc.                         21,000    1,044,750
---------------------------------------------------------------------
Provident Companies, Inc.                         84,000    3,244,500
---------------------------------------------------------------------
                                                            9,832,625
---------------------------------------------------------------------

                                                             MARKET
                                                SHARES       VALUE
INSURANCE (MULTI-LINE) - 5.11%

Ace, Ltd.                                          68,000 $  6,562,000
----------------------------------------------------------------------
American International Group, Inc.(b)             165,000   17,943,750
----------------------------------------------------------------------
CIGNA Corp.                                         8,400    1,453,725
----------------------------------------------------------------------
Hartford Financial Services Group Inc. (The)       67,000    6,268,688
----------------------------------------------------------------------
Travelers Group, Inc.                              57,000    3,070,875
----------------------------------------------------------------------
                                                            35,299,038
----------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 5.58%

Allstate Corp.                                    274,100   24,908,838
----------------------------------------------------------------------
Chubb Corp.                                        12,000      907,500
----------------------------------------------------------------------
Exel Ltd.                                         110,000    6,971,250
----------------------------------------------------------------------
Progressive Corp.                                  32,000    3,836,000
----------------------------------------------------------------------
Transatlantic Holdings, Inc.                       27,050    1,934,075
----------------------------------------------------------------------
                                                            38,557,663
----------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.10%

Merrill Lynch & Co., Inc.                         104,000    7,585,500
----------------------------------------------------------------------

LODGING (HOTELS) - 2.06%

Carnival Corp.-Class A                            150,000    8,306,250
----------------------------------------------------------------------
Host Marriott Corp.(a)                             34,000      667,250
----------------------------------------------------------------------
Promus Hotel Corp.(a)                              58,100    2,440,200
----------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       52,100    2,777,581
----------------------------------------------------------------------
                                                            14,191,281
----------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.63%

Eaton Corp.                                        17,800    1,588,650
----------------------------------------------------------------------
Hillenbrand Industries, Inc.                       22,000    1,126,125
----------------------------------------------------------------------
Tyco International Ltd.                            36,200    1,631,263
----------------------------------------------------------------------
                                                             4,346,038
----------------------------------------------------------------------

NATURAL GAS - 1.00%

El Paso Natural Gas Co.                            71,500    4,754,750
----------------------------------------------------------------------
Williams Companies, Inc. (The)                     76,000    2,156,500
----------------------------------------------------------------------
                                                             6,911,250
----------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.14%

Wallace Computer Services, Inc.                    25,400      987,425
----------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.80%

Baker Hughes, Inc.                                 26,000    1,134,250
----------------------------------------------------------------------
BJ Services Co.(a)                                 30,000    2,158,125
----------------------------------------------------------------------
Cooper Cameron Corp.(a)                            20,000    1,220,000
----------------------------------------------------------------------
Noble Drilling Corp.(a)                            32,000      980,000
----------------------------------------------------------------------
                                                             5,492,375
----------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.52%

Tosco Corp.                                        95,280    3,602,775
----------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 1.19%

Xerox Corp.                                       111,000    8,193,188
----------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                           MARKET
                                              SHARES       VALUE
PUBLISHING - 0.04%

Meredith Corp.                                    7,100 $    253,381
--------------------------------------------------------------------

RAILROADS - 0.25%

Kansas City Southern Industries, Inc.            55,000    1,746,250
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.30%

Cali Realty Corp.                                50,000    2,050,000
--------------------------------------------------------------------

RESTAURANTS - 0.36%

Cracker Barrel Old Country Store, Inc.           61,800    2,062,575
--------------------------------------------------------------------
Papa John's International, Inc.(a)               11,700      408,038
--------------------------------------------------------------------
                                                           2,470,613
--------------------------------------------------------------------

RETAIL (COMPUTER & ELECTRONICS) - 0.43%

CompUSA, Inc.(a)                                 39,000    1,209,000
--------------------------------------------------------------------
Ingram Micro, Inc.-Class A(a)                    54,000    1,572,750
--------------------------------------------------------------------
Tech Data Corp.(a)(b)                             5,200      202,150
--------------------------------------------------------------------
                                                           2,983,900
--------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.84%

Kroger Co.(a)                                    72,500    2,677,969
--------------------------------------------------------------------
Safeway, Inc.(a)                                 49,900    3,156,175
--------------------------------------------------------------------
                                                           5,834,144
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.43%

Dayton-Hudson Corp.                              44,000    2,970,000
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.50%

Corporate Express, Inc.(a)                      270,000    3,476,250
--------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.86%

Charter One Financial, Inc.                      19,950    1,259,344
--------------------------------------------------------------------
Washington Mutual, Inc.                          72,820    4,646,826
--------------------------------------------------------------------
                                                           5,906,170
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.89%

Cendant Corp.(a)                                 50,465    1,734,738
--------------------------------------------------------------------
Service Corp. International                     170,000    6,279,375
--------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A               108,000    5,035,500
--------------------------------------------------------------------
                                                          13,049,613
--------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.15%

National Data Corp.                              29,000    1,047,625
--------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.31%

AccuStaff, Inc.(a)                               93,000    2,139,000
--------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.17%

Nextel Communications, Inc.(a)                   46,200    1,201,200
--------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 6.36%

AT&T Corp.(b)                                    69,700    4,269,125
--------------------------------------------------------------------
LCI International, Inc.(a)                       73,800    2,269,350
--------------------------------------------------------------------
MCI Communications Corp.                        315,000   13,485,937
--------------------------------------------------------------------
Sprint Corp.                                     48,100    2,819,862
--------------------------------------------------------------------
WorldCom, Inc.(a)                               698,019   21,115,075
--------------------------------------------------------------------
                                                          43,959,349
--------------------------------------------------------------------

                                                                      MARKET
                                                         SHARES       VALUE
TOBACCO-1.57%

Philip Morris Companies, Inc.(b)                           240,000 $ 10,875,000
-------------------------------------------------------------------------------

WASTE MANAGEMENT - 0.49%

USA Waste Services, Inc.(a)                                 86,000    3,375,500
-------------------------------------------------------------------------------
  Total Domestic Common Stocks                                      454,939,960
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 11.79%

BRAZIL - 0.34%

Uniao de Bancos Brasileiros S.A.-GDR (Banks-
 Regional)(a)                                               73,000    2,349,688
-------------------------------------------------------------------------------

CANADA - 4.56%

Bank of Montreal (Banks-Money Center)                       42,000    1,861,866
-------------------------------------------------------------------------------
Canadian National Railway Co.-ADR (Railroads)               35,000    1,653,750
-------------------------------------------------------------------------------
Philip Services Corp.-ADR (Waste Management)(a)            113,000    1,624,375
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks-Major Regional)                498,200   26,355,915
-------------------------------------------------------------------------------
                                                                     31,495,906
-------------------------------------------------------------------------------

DENMARK-0.27%

Novo Nordisk A/S (Health Care-Drugs-Generic & Other)        13,000    1,859,338
-------------------------------------------------------------------------------

FINLAND - 0.73%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)       72,000    5,040,000
-------------------------------------------------------------------------------

ITALY - 1.11%

Credito Italiano S.p.A. (Banks-Major Regional)           1,200,000    3,711,928
-------------------------------------------------------------------------------
Istituto Mobiliare Italiano S.p.A. (Banks-Major
 Regional)                                                 185,000    2,193,332
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          280,083    1,791,645
-------------------------------------------------------------------------------
                                                                      7,696,905
-------------------------------------------------------------------------------

NETHERLANDS - 0.29%

Akzo Nobel N.V. (Chemicals-Diversified)                     11,500    1,982,788
-------------------------------------------------------------------------------

PHILIPPINES - 0.01%

Metro Pacific Corp. (Manufacturing-Diversified)          1,145,130       31,668
-------------------------------------------------------------------------------

PORTUGAL - 0.07%

Portugal Telecom S.A. (Telephone)                           10,700      496,485
-------------------------------------------------------------------------------

SPAIN - 0.14%

Endesa S.A. (Electric Companies)                            21,400      379,961
-------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                            19,900      568,198
-------------------------------------------------------------------------------
                                                                        948,159
-------------------------------------------------------------------------------

SWEDEN - 1.27%

Nordbanken Holding AB (Banks-Major Regional)               665,000    3,760,564
-------------------------------------------------------------------------------
Sparbanken Sverige A.B.-Class A (Banks-Major
 Regional)                                                 189,150    4,300,000
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                                 20,000      746,250
-------------------------------------------------------------------------------
                                                                      8,806,814
-------------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                                    MARKET
                                                       SHARES       VALUE
SWITZERLAND - 0.59%

Novartis A.G. (Health Care-Diversified)                    2,520 $  4,086,486
------------------------------------------------------------------------------

UNITED KINGDOM - 2.41%

Danka Business Systems PLC-ADR (Office Equipment &
 Supplies)                                                64,700    1,031,156
------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)               250,000    1,083,951
------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                           142,900    2,269,470
------------------------------------------------------------------------------
SmithKline Beecham PLC-ADR (Health Care-Drugs-Major
 Pharmaceutical)(b)                                      237,100   12,195,831
------------------------------------------------------------------------------
Standard Chartered PLC (Banks-Major Regional)              9,666      103,190
------------------------------------------------------------------------------
                                                                   16,683,598
------------------------------------------------------------------------------
  Total Foreign Stocks & Other
   Equity Interests                                                81,477,835
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.38%

HEALTH CARE (MANAGED CARE) - 0.14%

Medpartners Inc. - $1.44 Conv. Pfd.                       43,000      946,000
------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.08%

Conseco Inc.-$4.278 Conv. PRIDES                           3,600      561,600
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.16%

WorldCom, Inc.-$2.68 Conv. Pfd.                           10,400    1,092,000
------------------------------------------------------------------------------
  Total Convertible Preferred Stocks                                2,599,600
------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
U.S. TREASURY SECURITIES - 0.94%

U.S. TREASURY BILLS(c) - 0.94%

5.31%, 01/08/98                                        6,500,000    6,497,985
------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements              545,515,380
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 24.67%(d)

SBC Warburg, Inc.
 6.55%, 01/02/98(e)                                   68,385,924   68,385,924
------------------------------------------------------------------------------
Smith Barney, Inc.
 6.75%, 01/02/98(f)                                  102,063,243  102,063,243
------------------------------------------------------------------------------
  Total Repurchase Agreements                                     170,449,167
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.64%                                       715,964,547
==============================================================================
LIABILITIES LESS OTHER ASSETS - (3.64%)                           (25,123,054)
==============================================================================
NET ASSETS - 100.00%                                             $690,841,493
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/97 with a maturing value of $500,181,944. Collateralized by $601,835,000 U.S. Government obligations, 0% to 10.75% due 05/21/98 to 08/15/23 with an aggregate market value at 12/31/97 of $510,077,411.
(f) Joint repurchase agreement entered into 12/31/97 with a maturing value of $400,150,000. Collateralized by $395,097,000 U.S. Government obligations, 0% to 13.875% due 01/07/98 to 12/15/43 with an aggregate market value at 12/31/97 of $408,000,323.

Investment Abbreviations:
ADR    - American Depositary Receipt
GDR    - Global Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred
PRIDES - Preferred Redemption Increase Dividend Equity Security

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS:

Investments, excluding repurchase agreements at market
 value (cost $444,423,441)                                $545,515,380
----------------------------------------------------------------------
Repurchase agreements (cost $170,449,167)                  170,449,167
----------------------------------------------------------------------
Cash                                                            21,147
----------------------------------------------------------------------
Foreign currencies, at market value (cost $401,576)            395,713
----------------------------------------------------------------------
Receivables for:
 Investments sold                                            3,513,484
----------------------------------------------------------------------
 Capital stock sold                                            896,072
----------------------------------------------------------------------
 Dividends and interest                                        645,292
----------------------------------------------------------------------
 Options written                                                15,614
----------------------------------------------------------------------
Investment for deferred compensation plan                       19,336
----------------------------------------------------------------------
Organizational costs, net                                          964
----------------------------------------------------------------------
Other assets                                                    21,828
----------------------------------------------------------------------
  Total assets                                             721,493,997
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      29,455,924
----------------------------------------------------------------------
 Capital stock reacquired                                        2,277
----------------------------------------------------------------------
 Options written                                               719,781
----------------------------------------------------------------------
 Deferred compensation                                          19,336
----------------------------------------------------------------------
Accrued advisory fees                                          354,260
----------------------------------------------------------------------
Accrued directors' fees                                          2,624
----------------------------------------------------------------------
Accrued administrative service fees                              4,212
----------------------------------------------------------------------
Accrued operating expenses                                      94,090
----------------------------------------------------------------------
  Total liabilities                                         30,652,504
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $690,841,493
======================================================================
CAPITAL SHARES, $.001 PAR VALUE PER SHARE:
 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                33,161,794
======================================================================
Net asset value, offering and redemption price per share        $20.83
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31 , 1997

INVESTMENT INCOME:

Dividends (net of $195,995 foreign withholding tax)          $  6,123,798
--------------------------------------------------------------------------
Interest                                                        3,138,907
--------------------------------------------------------------------------
   Total investment income                                      9,262,705
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                   3,303,799
--------------------------------------------------------------------------
Administrative service fees                                        53,632
--------------------------------------------------------------------------
Custodian fees                                                    174,624
--------------------------------------------------------------------------
Directors' fees and expenses                                       10,946
--------------------------------------------------------------------------
Organizational costs                                                2,892
--------------------------------------------------------------------------
Other                                                             141,677
--------------------------------------------------------------------------
   Total expenses                                               3,687,570
--------------------------------------------------------------------------
Less: Expenses paid indirectly                                     (3,824)
--------------------------------------------------------------------------
   Net expenses                                                 3,683,746
--------------------------------------------------------------------------
Net investment income                                           5,578,959
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:

  Investment securities                                        46,384,362
--------------------------------------------------------------------------
  Foreign currencies                                               10,509
--------------------------------------------------------------------------
  Option contracts                                              1,476,233
--------------------------------------------------------------------------
                                                               47,871,104
--------------------------------------------------------------------------

Net unrealized appreciation of:

  Investment securities                                        51,082,762
--------------------------------------------------------------------------
  Foreign currencies                                               33,204
--------------------------------------------------------------------------
  Option contracts                                                370,110
--------------------------------------------------------------------------
                                                               51,486,076
--------------------------------------------------------------------------
   Net gain on investment securities, foreign currencies and
    option contracts                                           99,357,180
--------------------------------------------------------------------------
Net increase in net assets resulting from operations         $104,936,139
==========================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1997 and 1996

                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  5,578,959  $  6,092,474
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option contracts   47,871,104    19,315,881
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                          51,486,076    19,921,129
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      104,936,139    45,329,484
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (6,026,082)   (1,864,217)
------------------------------------------------------------------------------
Distributions to shareholders from realized
 capital gains                                      (18,500,854)  (18,073,097)
------------------------------------------------------------------------------
Net increase from capital stock transactions        240,697,144    87,131,189
------------------------------------------------------------------------------
   Net increase in net assets                       321,106,347   112,523,359
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  369,735,146   257,211,787
------------------------------------------------------------------------------
 End of year                                       $690,841,493  $369,735,146
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $536,384,006  $295,686,862
------------------------------------------------------------------------------
 Undistributed net investment income                  5,579,627     6,016,241
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   47,575,497    18,215,756
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and option contracts  101,302,363    49,816,287
------------------------------------------------------------------------------
                                                   $690,841,493  $369,735,146
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1997

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at

                              AIM V.I. VALUE FUND
   amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1997, undistributed net investment income was increased and undistributed net realized gains reduced by $10,509 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
    A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to

                              AIM V.I. VALUE FUND
reimburse certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1997, AIM was reimbursed $53,632 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1997, the Fund incurred legal fees of $5,309 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 AIM has directed certain portfolios trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $2,218 during the year ended December 31, 1997. The Fund also received reductions in custodian fees of $1,606 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $3,824 during the year ended December 31, 1997.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1997 was $715,432,710 and $593,497,504, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1997 is as follows:

Aggregate unrealized appreciation of investment securities    $109,556,705
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (10,333,119)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 99,223,586
===========================================================================

 Cost of investments for tax purposes is $446,291,794.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1997 and 1996 were as follows:

                                    1997                      1996
                           ------------------------  -----------------------
                             SHARES       AMOUNT       SHARES      AMOUNT
                           ----------  ------------  ----------  -----------
Sold                       12,245,239  $244,753,656   5,143,694  $86,219,671
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions              1,188,320    24,526,936   1,179,025   19,937,315
-----------------------------------------------------------------------------
Reacquired                 (1,424,104)  (28,583,448) (1,140,219) (19,025,797)
-----------------------------------------------------------------------------
                           12,009,455  $240,697,144   5,182,500  $87,131,189
=============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
 Transactions in call options written during the year ended December 31, 1997 are summarized as follows:

                            OPTION CONTRACTS
                          --------------------
                          NUMBER OF  PREMIUMS
                          CONTRACTS  RECEIVED
                          --------- ----------
       Beginning of year    3,487   $1,119,905
       Written              7,780    3,228,715
       Closed              (1,470)    (675,031)
       Exercised           (3,000)  (1,220,728)
       Expired             (4,695)  (1,511,273)
                           ------   ----------
       End of year          2,102   $  941,588
                           ======   ==========

  Open call options written at December 31, 1997 were as follows:

                                                                                         UNREALIZED
                                 CONTRACT STRIKE  NUMBER OF PREMIUM  DECEMBER 31, 1997  APPRECIATION
       ISSUE                      MONTH   PRICE   CONTRACTS RECEIVED   MARKET VALUE    (DEPRECIATION)
       -----                     -------- ------  --------- -------- ----------------- --------------
       AT&T Corp.                 Apr.98    60        200   $119,898     $103,750        $  16,148
       AT&T Corp.                 Apr.98    65        100     36,761       31,250            5,511
       American International
        Group, Inc.               Feb.98   100        250    161,495      262,500         (101,005)
       BankAmerica Corp.          Apr.98    80        150     84,397       45,000           39,397
       Citicorp                   Apr.98   135        250    255,836      168,750           87,087
       Philip Morris Companies,
        Inc.                      Jan.98    45        250     39,874       27,344           12,530
       Quantum Corp.              Feb.98    27.5      428    137,811       16,050          121,761
       SmithKline Beecham PLC     Jan.98    50        200     60,648       44,375           16,273
       Tech Data Corp.            Jan.98    45         24      4,978          450            4,528
       Tenet Healthcare Corp.     Feb.98    35        250     39,890       20,312           19,577
                                                    -----   --------     --------        ---------
                                                    2,102   $941,588     $719,781        $ 221,807
                                                    =====   ========     ========        =========

                              AIM V.I. VALUE FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the two-year period ended December 31, 1997, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                  DECEMBER 31,                      JANUARY 31,
                           ----------------------------------     ------------------
                             1997            1996      1995         1995      1994
                           --------        --------  --------     --------   -------
Net asset value,
 beginning of period       $  17.48        $  16.11  $  11.83     $  12.17   $ 10.00
------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income        0.08            0.30      0.11         0.10      0.02
------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                 4.05            2.09      4.18        (0.35)     2.17
------------------------------------------------------------------------------------
   Total from investment
    operations                 4.13            2.39      4.29        (0.25)     2.19
------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income          (0.19)          (0.10)    (0.01)       (0.09)    (0.02)
------------------------------------------------------------------------------------
  Distributions from
   realized capital gains     (0.59)          (0.92)       --           --        --
------------------------------------------------------------------------------------
   Total distributions        (0.78)          (1.02)    (0.01)       (0.09)    (0.02)
------------------------------------------------------------------------------------
Net asset value, end of
 period                    $  20.83        $  17.48  $  16.11     $  11.83   $ 12.17
====================================================================================
Total return(a)               23.69%          15.02%    36.25%       (2.03)%   21.94%
====================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)            $690,841        $369,735  $257,212     $109,257   $38,255
====================================================================================
Ratio of expenses to
 average net assets            0.70%(b)(c)     0.73%     0.75%(d)     0.82%     1.00%(d)(e)
====================================================================================
Ratio of net investment
 income to average net
 assets                        1.05%(b)        2.00%     1.11%(d)     1.17%     0.51%(d)(e)
====================================================================================
Portfolio turnover rate         127%            129%      145%         143%       87%
====================================================================================
Average brokerage
 commission rate paid(f)   $ 0.0487        $ 0.0429       N/A          N/A       N/A
====================================================================================

(a) Total returns for periods less than one year are not annualized.
(b) Ratios are based on average net assets of $529,874,605.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Annualized ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% and 0.16%, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                              AIM V.I. VALUE FUND